As filed with the Securities and Exchange Commission on March 28, 1996
                                                       Registration No. 33-48452
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC  20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         POST-EFFECTIVE AMENDMENT NO. 4

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                 Amendment No. 7

                                MARKETWATCH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                           Columbus, Ohio  43219-3035
                    (Address of Principal Executive Officers)

                         Registrant's Telephone Number:
                                 (614) 470-8000

                          W. Bruce McConnel, III, Esq.
                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 J. David Huber
                                3435 Stelzer Road
                           Columbus, Ohio  43219-3035

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(i)

     [ ] on (date) pursuant to paragraph (a)(i)

     [X] on March 29, 1996 pursuant to paragraph (b)(i)

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        ================================

Registrant has elected to register an indefinite number of its shares of beneficial interest, including shares of beneficial interest in its Money Market, Flexible Income, Intermediate Fixed Income, Virginia Municipal Bond, and Equity Funds pursuant to Rule 24f-2 under the Investment Company Act of 1940 as amended. Registrant's Rule 24f-2 Notice and opinion for the Registrant's fiscal year ended November 30, 1995, was filed with the Securities and Exchange Commission on January 26, 1996.

                    CALCULATION OF REGISTRATION FEE UNDER THE
                            SECURITIES ACT OF 1933(1)

                    =========================================



                                       Proposed      Proposed
                                       Maximum       Maximum
Title of                 Amount        Offering      Aggregate     Amount of
Securities Being         Being         Price         Offering      Registration
Registered               Registered    Per Share     Price         Fee
--------------------------------------------------------------------------------

Money Market Fund
units of
beneficial interest,

$.001 Par Value . . .  21,168,519.53  $1.00(2)    21,168,519.53   (3) $100
----------------------------------------------------------------------------

(1) Registrant has registered an indefinite number or amount of units of beneficial interest in its Money Market, Equity, Flexible Income, Intermediate Fixed Income and Virginia Municipal Bond Funds under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended November 30, 1995 was filed on January 26, 1996.


(2)      Estimated solely for the purpose of calculating the registration fee.


(3) The maximum aggregate offering price for Registrant's units is calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended. During the year ended November 30,1995, Registrant redeemed units totaling $97,593,987.02 Of this amount, units totaling $76,715,467.49 were used for reductions pursuant to paragraph (c) of Rule 24f-2 in Registrant's Rule 24f-2 Notice dated January 26, 1996 for the year ended November 30, 1995 and none of the redeemed units were used for reductions pursuant to Rule 24e-2 in previous post-effective amendments filed during the current fiscal year. As a result, 20,878,519.53 units are being used to reduce, pursuant to paragraph (a) of Rule 24e-2, the number of units for which the registration fee is payable with respect to this post-effective amendment.

                                MARKETWATCH FUNDS
                                -----------------

                                   FORM N-1A
                                   -----------


                              CROSS REFERENCE SHEET
                              ---------------------


                             PURSUANT TO RULE 495(A)
                            -------------------------


 Part A Item No.                     Prospectus Caption
-----------------                     ------------------


1.   Cover page..................     Cover Page

2.   Synopsis....................     Fee Table

3.   Condensed Financial

       Information...............     Financial Highlights  and
                                      Performance Information


4.   General Description of

       Registrant................     Prospectus Summary; Investment Objective,
                                      Policies, and Risk Considerations; Other
                                      Investment Policies; Special
                                      Considerations and Risk Factors;
                                      Investment Restrictions; General
                                      Information - Description of
                                      MarketWatch and Its Shares

5.   Management of the Fund......     Prospectus Summary; Management of
                                      MarketWatch; Investment Adviser;
                                      Administrator and Distributor; Expenses
                                      General Information - Custodian; General
                                      Information - Transfer Agency and Fund
                                      Accounting Services
5A.  Management's Discussion of
       Fund Performance..........     Not Applicable


6.   Capital Stock and Other

       Securities................     How to Purchase and Redeem Shares; Divi-
                                      dends and Taxes; General Information -
                                      Description of  MarketWatch and Its
                                      Shares; General Information - Miscel-
                                      laneous


7.   Purchase of Securities

       Being Offered.............     Valuation of Shares; How to Purchase and
                                      Redeem Shares; Auto Invest Plan;
                                      Systematic Exchange Program; Sales Charges

8.   Redemption or Repurchase....     How to Purchase and Redeem Shares and Auto
                                      Withdrawal Plan


9.   Pending Legal Proceedings...     Inapplicable

                                MARKETWATCH FUNDS
                                -----------------

                                    FORM N-1A
                                    ---------


                              CROSS REFERENCE SHEET
                              ---------------------


                            PURSUANT TO RULE 495(A)
                            -------------------------


                                                 Statement of Additional

 Part B Item No.                                 Information Caption
-----------------                                -------------------

  10. Cover Page.............................    Cover Page

  11. Table of Contents......................    Table of Contents

  12. General Information and

        History...............................   MarketWatch Funds; Additional
                                                 Information - Description of
                                                 Shares


  13. Investment Objectives
        and Policies..........................   Investment Objectives,
                                                 Policies, and Risk
                                                 Considerations

  14. Management of MarketWatch...............  Management of MarketWatch

  15. Control Persons and Principal

        Holders of Securities.................   Additional Information -
                                                 Description of Shares


  16. Investment Advisory and
        Other Services........................   Management of MarketWatch

  17. Brokerage Allocation...................    Management of MarketWatch -
                                                 Portfolio Transactions

  18. Capital Stock and Other

        Securities............................   Net Asset Value - Valuation of
                                                 the Funds; Additional Purchase
                                                 and Redemption Information -
                                                 Matters Affecting Redemption;
                                                 Additional Information -
                                                 Description of Shares


  19. Purchase, Redemption and
        Pricing of Securities
        Being Offered.........................   Net Asset Value - Valuation of
                                                 the Funds; Additional Purchase
                                                 and Redemption Information -
                                                 Matters Affecting Redemption;
                                                 Management of MarketWatch

  20. Tax Status.............................    Additional Information -
                                                 Additional Tax Information - In
                                                 General; Additional
                                                 Information - Additional Tax
                                                 Information - The
                                                 Virginia Municipal Bond Fund

  21. Underwriters...........................    Management of MarketWatch-
                                                 Distributor

  22. Calculation of Performance

        Data..................................   Calculation of Performance Data


  23. Financial Statements...................    Financial Statements

Part C
--------

           Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                         MARKETWATCH MONEY MARKET FUND


3435 Stelzer Road                                   For current yield, purchase,
Columbus, Ohio 43219                                and redemption information,
                                                    call (800) 232-9091.

    The MarketWatch Funds ("MarketWatch") is an open-end management investment company that currently consists of five separate investment portfolios. This Prospectus relates only to the MarketWatch Money Market Fund. The Fund is a diversified investment portfolio of MarketWatch.

    The Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury and repurchase agreements with respect thereto.

    Central Fidelity National Bank ("CFNB"), Richmond, Virginia, acts as the investment adviser to the Fund.

    SHARES OF THE FUND:


    . ARE NOT FDIC INSURED;

    . ARE NOT DEPOSITS, OTHER OBLIGATIONS OF, OR GUARANTEED BY, CFNB; AND

    . ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE
      PRINCIPAL AMOUNT INVESTED.


THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


    BISYS Fund Services, Inc. ("BISYS"), acts as the Fund's administrator and distributor. BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration, and recordkeeping services to and through banking and other financial organizations. BISYS Fund Services, Ohio, Inc. ("BISYS OHIO"), an affiliate of BISYS, acts as the Fund's transfer agent and performs certain accounting services for the Fund.



    Interested persons who wish to obtain copies of the prospectuses of the MarketWatch Equity, MarketWatch Flexible Income, MarketWatch Intermediate Fixed Income, or MarketWatch Virginia Municipal Bond Funds, the other funds of MarketWatch, may contact MarketWatch at the telephone number shown above. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by writing to the Fund at its address or by calling the Fund at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.


    This Prospectus sets forth concisely the information about the MarketWatch Money Market Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                              -------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
               PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.


                              -------------------


                 The date of this Prospectus is March 29, 1996.

                               PROSPECTUS SUMMARY

SHARES OFFERED...............  The Fund is an investment portfolio of the MarketWatch Funds
                                 (a Massachusetts business trust), which issues shares of
                                 beneficial interest ("Shares") representing interests in
                                 the investment portfolio.

OFFERING PRICE...............  The public offering price for Shares of the Fund is equal to the net asset value per Share, which the Fund will seek to maintain at $1.00.

MINIMUM PURCHASE.............  The minimum initial investment is generally $1,000. The minimum amount for subsequent investments is generally $100.

TYPE OF COMPANY..............  The Fund is a diversified series of an open-end, management investment company.


INVESTMENT OBJECTIVE.........  The Fund seeks current income consistent with maintaining liquidity and stability of principal.


INVESTMENT POLICIES..........  The Fund invests exclusively in short-term U.S.
                                 dollar-denominated obligations issued by the U.S. Treasury and repurchase agreements with respect thereto.

INVESTMENT ADVISER...........  Central Fidelity National Bank.

DIVIDENDS AND CAPITAL
  GAINS......................  Dividends from net income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.


DISTRIBUTOR..................  BISYS Fund Services, Inc.


                                   FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES...................................................   None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
    Advisory Fees After Fee Waivers and Expense Reimbursements.....................    .00%
    12b-1 Fees.....................................................................    .00%
    Other Expenses After Fee Waivers and Expense Reimbursements(1).................    .32%
                                                                                      ----
    Total Fund Operating Expenses After Fee Waivers and Expense Reimbursements.....    .32%
                                                                                      ----
                                                                                      ----


------------


(1) "Other Expenses After Fee Waivers and Expense Reimbursements" include administration fees. The management and administration agreement provides that administration fees will not exceed .20% of the Fund's average net assets (See "MANAGEMENT OF MARKETWATCH-- Administrator and Distributor").


EXAMPLE


                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period:........................................    $3       $10       $18       $ 41



    The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include a fee of $12.00, charged by CFNB, as Custodian, for each redemption paid by electronic transfer or any fees charged by CFNB or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. The information set forth in the Fee Table above for the Fund is based on the advisory fees, administration fees, 12b-1 fees, and other expenses payable by the Fund after fee waivers and expense reimbursements for the fiscal year ended November 30, 1995. Absent fee waivers and expense reimbursements, Advisory Fees, 12b-1 Fees, Other Expenses, and Total Fund Operating Expenses would have been .50%, .25%,
 .79%, and .1.54%, respectively, of the Fund's average net assets. During the current fiscal year, CFNB and/or BISYS anticipate voluntarily waiving a portion of the fees payable to them and reimbursing the Fund for certain expenses. They have the right to discontinue such waivers and reimbursements at any time without the Fund's consent. (See "MANAGEMENT OF MARKETWATCH" and "GENERAL INFORMATION" for more complete discussion of the transaction expenses and annual operating expenses for the shareholders of the Fund (the "Shareholders").)


   THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
       FUTURE EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY
                       BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The financial information included in the table below has been derived from the financial statements included in the Statement of Additional Information and has been audited by KPMG Peat Marwick LLP, MarketWatch's independent auditors. This financial information should be read in conjunction with such financial statements. Further information about the performance of the Fund is available in the annual report to shareholders. Both the Statement of Additional Information and the annual report to shareholders may be obtained from MarketWatch free of charge by calling the number on the front cover of this Prospectus.


    The table below sets forth selected financial data for a Fund Share outstanding throughout each period presented.


                                                                          YEAR OR PERIOD ENDED NOVEMBER
                                                                                       30,
                                                                         -------------------------------
                                                                          1995        1994       1993(A)
                                                                         -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD..................................   $  1.00     $  1.00     $  1.00
                                                                         -------     -------     -------
INVESTMENT ACTIVITIES:
    Net investment income.............................................     0.052       0.034       0.020
    Net realized and unrealized gains (losses) from investments.......
                                                                         -------     -------     -------
    Total from Investment Activities..................................     0.052       0.034       0.020
                                                                         -------     -------     -------
DISTRIBUTIONS:
    From net investment income........................................    (0.052)     (0.034)     (0.020)
                                                                         -------     -------     -------
    Total Distributions...............................................    (0.052)     (0.034)     (0.020)
                                                                         -------     -------     -------
NET ASSET VALUE, END OF PERIOD........................................   $  1.00     $  1.00     $  1.00
                                                                         -------     -------     -------
                                                                         -------     -------     -------
Total Return..........................................................      5.32%       3.49%       2.01%(b)
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000).................................   $13,445     $11,364     $16,041
    Ratio of expenses to average net assets...........................      0.32%       0.32%       0.63%(c)
    Ratio of net investment income to average net assets..............      5.19%       3.39%       2.37%(c)
    Ratio of expenses to average net assets*..........................      1.54%       1.65%       1.59%(c)
    Ratio of net investment income to average net assets*.............      3.97%       2.06%       1.40%(c)


------------


   * During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.

 (a)  The Fund commenced operations on February 1, 1993.
 (b)  Not Annualized.
 (c)  Annualized.

            INVESTMENT OBJECTIVE, POLICIES, AND RISK CONSIDERATIONS

IN GENERAL

    The investment objective of the Fund is to seek current income consistent with maintaining liquidity and stability of principal. The Fund seeks to maintain a stable net asset value of $1.00 per share. There is no assurance that the Fund will be successful in doing so or that the Fund will achieve its investment objective. The investment objective is a fundamental policy of the Fund and, as such, may not be changed without an affirmative vote of the holders of a majority of the outstanding Shares of the Fund (as defined in the Statement of Additional Information). The other policies of the Fund may be changed without a vote of the holders of a majority of Shares unless (1) the policy is expressly deemed to be a fundamental policy of the Fund or (2) the policy is expressly deemed to be changeable only by such majority vote.

    The Fund invests exclusively in obligations issued by the U.S. Treasury which have remaining maturities of 397 calendar days (thirteen months) or less (as determined in accordance with the rules of the Commission), and in repurchase agreements with respect to such obligations. The dollar-weighted average maturity of the obligations held by the Fund will not exceed 90 days.

TREASURY OBLIGATIONS

    The Fund invests in bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations offered under the STRIPS or CUBES programs representing either future interest or principal payments. These stripped securities are direct obligations of the U.S. Government and clear through the Federal Reserve book-entry system. Stripped securities are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

REPURCHASE AGREEMENTS


    Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which CFNB deems creditworthy under guidelines approved by MarketWatch's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Although the securities subject to a repurchase agreement may bear maturities exceeding thirteen months, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements must be of the same type and quality as those in which the Fund may invest directly. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at an amount at least equal to the repurchase price (including accrued interest). This requirement will be continually monitored by CFNB. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss if the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or the disposition of such securities by the Fund were delayed pending court action. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). For further information about repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments -- Repurchase Agreements" in the Statement of Additional Information.


REVERSE REPURCHASE AGREEMENTS


    The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account U.S. Treasury obligations having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.


OTHER INVESTMENT POLICIES


    INVESTMENT COMPANIES. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies which invest in securities in which the Fund is permitted to invest and which determine their net asset value per share based upon the amortized-cost or penny-rounding method. Although the Fund will not pay any advisory fee to CFNB with respect to such assets, the Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies. Additional restrictions on the Fund's investments in the securities of other investment companies are contained in the Statement of Additional Information.



    AFFILIATED TRANSACTIONS. Except to the extent permitted by the 1940 Act and the Commission, MarketWatch will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements or reverse repurchase agreements with, CFNB, BISYS, or their affiliates (as such term is defined in the 1940 Act). In addition, with respect to such transactions, securities, deposits, and agreements, MarketWatch will not give preference to CFNB's correspondents or Participating Organizations with which a Fund has entered into agreements concerning the provision of administrative support services to their customers who own of record or beneficially the Fund's Shares. (See "MANAGEMENT OF MARKETWATCH--Distribution Plan.") From time to time, the Fund may also lend its portfolio securities in an amount not exceeding 5% of the Fund's total assets to broker-dealers, banks, or other institutional borrowers of securities in order to generate income.

                            INVESTMENT RESTRICTIONS


    The Fund is subject to a number of fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of the Fund (as defined in the Statement of Additional Information). Other fundamental investment restrictions are set forth under "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Investment Restrictions" in the Statement of Additional Information.


    The Fund may not:


       1. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.


       2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

       3. Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).


    In order to permit the sale of the Fund's Shares in certain states, MarketWatch may make commitments in the form of non-fundamental policies that are more restrictive than the investment restrictions described above. Should MarketWatch determine that any such commitments are no longer in the best interests of MarketWatch, it will revoke the commitment by terminating sales of its Shares in the state involved.


                              VALUATION OF SHARES


    The net asset value of the Fund is determined and its Shares are priced as of 12:00 noon and as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern Time), (the "Valuation Times") on each Business Day. As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Richmond is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Richmond is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day, and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding Shares. The Fund's assets are valued based upon the amortized cost method. Pursuant to the rules and regulations of the Commission regarding the use of the amortized cost method, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Although MarketWatch seeks to maintain the net asset value per Share of the Fund at $1.00, there can be no assurance that the net asset value will not vary.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASES OF SHARES


    Shares of the Fund are continuously offered and may be purchased directly either by mail, by telephone, or by electronic transfer, or through a broker-dealer that has established a dealer agreement with BISYS, as Distributor. There is no sales charge imposed by the Fund in connection with the purchase of Shares. MarketWatch offers an Individual Retirement Account and Shareholders interested in establishing such an account should contact MarketWatch for information as to applications and annual fees.



    The minimum investment is generally $1,000 for the initial purchase of Shares of the Fund by an investor and $100 for subsequent purchases. For employees (and their spouses and children under the age of 21) of (1) CFNB or
(2) any broker-dealer with which BISYS, as Distributor, enters into a dealer agreement to sell Shares of the Fund, the minimum investment is $100 for initial investments and $50 for subsequent investments. For purchases made in connection with Individual Retirement Accounts and defined contribution plans, including simplified employee, 401(k), profit sharing, and money purchase pension plans (collectively, the "Retirement Plans"), the minimum investment amount for initial purchases is $500 and the minimum for subsequent purchases is $100. In the case of such Retirement Plan investments, the minimum purchase amounts are not restricted to the purchase of Shares of the Fund. Thus, the $500 and $100 minimum amounts may be divided among any of the funds within MarketWatch. (See "HOW TO PURCHASE AND REDEEM SHARES--Auto Invest Plan and Systematic Exchange Program" below for minimum investment requirements under the Auto Invest Plan and the Systematic Exchange Program.) Purchasers of Shares will pay the next calculated net asset value per Share after BISYS, as Distributor, receives an order in good form to purchase Shares.


PURCHASES BY MAIL

    To purchase Shares of the Fund by mail, complete an account application and return it along with a check or money order made payable to the MarketWatch Money Market Fund to:

       MarketWatch Funds
       P.O. Box 27252
       Richmond, VA 23261-7252


    Shareholders may obtain an account application form by calling MarketWatch at (800) 232-9091. For subsequent purchases, Shareholders may mail to the above address a purchase ticket, the investment portion of their monthly statements, or a letter stating the Shareholder's name, address, and account number.

PURCHASES BY TELEPHONE OR ELECTRONIC TRANSFER


    Shares of the Fund may be purchased by telephone or by electronic transfer by calling MarketWatch at (800) 232-9091, if your account application has been previously received by MarketWatch. Payment for Shares ordered by telephone may be made by check payable in U.S. dollars and must be received by MarketWatch at the address above within the time period prescribed by the settlement requirements of the Securities Exchange Act of 1934. If payment for the Shares is not received within such time period, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. When purchasing Shares by electronic transfer, contact MarketWatch for electronic transfer instructions.


OTHER INFORMATION REGARDING PURCHASES


    Shares may also be purchased through procedures established by BISYS, as Distributor, in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by CFNB, its affiliates, or their correspondents ("Entities"). Shares of the Fund sold to the Entities acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares sold, it is the responsibility of the holder of record to transmit purchase, exchange, or redemption orders to MarketWatch and to deliver funds for the purchase thereof on a timely basis.



    Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by MarketWatch of an order to purchase Shares in good form. Purchases of Shares of the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund. An order to purchase Shares will be deemed to have been received by MarketWatch only when federal funds with respect thereto are available to CFNB, as Custodian for investment. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by CFNB, as Custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Fund strongly recommends that investors of substantial amounts use federal funds to purchase Shares.



    Purchases of Shares of the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund. An order received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the day of receipt. An order received after the last Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the next Business Day. Shares purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. Shares purchased after 12:00 noon, Eastern Time, begin earning dividends on the next Business Day. All Shares continue to earn dividends through the day before their redemption.


    There is no sales charge imposed by the Fund in connection with the purchase of Shares. Depending upon the terms of the particular Customer account, the Entities may charge a Customer account fees for services provided in connection with investments in the Fund. Information concerning these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information so received from the Entities.

    MarketWatch reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party drafts or checks.




    Every Shareholder of record will receive a confirmation of each transaction, which will also show the total number of Shares of the Fund owned by the Shareholder. Confirmation of purchases, exchanges, and redemptions of Shares of the Fund by CFNB or one of its Entities on behalf of a Customer will be sent to CFNB or the entity. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Fund will not be issued.


MARKETWATCH INDIVIDUAL RETIREMENT ACCOUNT ("IRA")


    A MarketWatch IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. MarketWatch IRA contributions may be tax deductible and earnings are tax-deferred. Federal tax law restricts or eliminates the tax deductibility of IRA contributions for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.



    All MarketWatch IRA distribution requests must be made in writing to BISYS, as Distributor. Any additional deposits to an IRA must distinguish the type and year of the contributions.



    For more information on the MarketWatch IRAs call MarketWatch at (800) 232-9091. Investment in Shares of Virginia Municipal Bond Fund would not be appropriate for an IRA. Shareholders are advised to consult a tax adviser concerning MarketWatch IRA contribution and withdrawal requirements and restrictions.


AUTO INVEST PLAN

    The Auto Invest Plan enables Shareholders of the Fund to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, BISYS OHIO will deduct the amount specified from the Shareholder's bank account (as long as the Shareholder's bank is a member of the Automated Clearing House) which will automatically be invested in Shares at net asset value. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in the Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the account application which can be acquired by calling (800) 232-9091. To change the Auto Invest instructions, a Shareholder must submit a written request to MarketWatch. A Shareholder may discontinue the feature by submitting a written request to or by calling MarketWatch.


EXCHANGE PRIVILEGE


    Shareholders may exchange Shares of the Fund for shares of any other fund of MarketWatch. Under such circumstances, the cost of the acquired shares will be the net asset value per share plus the appropriate sales load. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the Shares sought to be acquired through the exchange. Shareholders must notify MarketWatch that a sales charge was previously paid.

    The Shares exchanged must have a current value at least equal to the minimum investment required (either the minimum amount required for initial investments or the minimum amount required for subsequent investments, as the case may be) for the fund whose shares are being acquired. Share exchanges will only be permitted where the Shares to be acquired may legally be sold in the investor's state of residence and where the respective fund accounts have identical registered owners. An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. A Shareholder may make an exchange request by calling MarketWatch at (800) 232-9091 or by providing written instructions to MarketWatch. An investor should consult MarketWatch for further information regarding exchanges. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a Shareholder is unable to contact MarketWatch by telephone, a Shareholder may also mail the exchange request to MarketWatch at the address listed under "HOW TO PURCHASE AND REDEEM SHARES--Redemption By Mail." MarketWatch reserves the right to modify or terminate the exchange privilege described above upon 60 days prior written notice to Shareholders and to reject any exchange request. If an exchange request in good order is received by MarketWatch by 12:00 noon, Eastern Time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund of MarketWatch in which he or she wishes to invest before making the exchange. Shareholders wishing to make use of MarketWatch's exchange program must so indicate on the fund application.

    MarketWatch's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, to prevent excessive use of the exchange privilege that may potentially disrupt the management of MarketWatch and increase transaction costs, MarketWatch has established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to six substantive exchange redemptions from the Fund during any calendar year.

SYSTEMATIC EXCHANGE PROGRAM

    MarketWatch offers a Systematic Exchange Program in which a Shareholder having a minimum initial balance of $5,000 in a Money Market Fund account may elect to have BISYS OHIO automatically withdraw a specified amount (subject to the applicable minimums) from such account, at regular intervals, and invest the amount in another existing MarketWatch fund account having a minimum balance of $100. The cost of the acquired Shares will be their net asset value plus any applicable sales charges. Shareholders must maintain a minimum account balance of $500 in the Money Market Fund, at all times, during the period the Shareholder participates in the Systematic Exchange Program. By using this program, Shareholders will be able to benefit from dollar-cost-averaging. Shareholders may obtain an application form and additional information regarding this service by calling MarketWatch at (800) 232-9091.


REDEMPTION OF SHARES


    Shareholders may redeem their Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt of a valid redemption request. Redemptions may be requested by mail or by telephone.

REDEMPTION BY MAIL


    A written request for redemption must be received by BISYS OHIO in order to honor the request. Such requests should be sent to: MarketWatch Funds, P.O. Box 27252, Richmond, Virginia 23261-7252. BISYS OHIO will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies, and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. BISYS OHIO reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. There is no charge for having redemption requests mailed to a designated bank account.


REDEMPTION BY TELEPHONE


    Shares may be redeemed by telephone if the Shareholder selected that option on the account application. The Shareholder may have the proceeds mailed to his or her address of record or mailed or sent electronically to a commercial bank account previously designated on the account application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by telephone to MarketWatch at (800) 232-9091. The then-current charge, of CFNB, as Custodian, for electronically transferred redemptions may be deducted from the proceeds of an electronically transferred redemption. This charge, if applied, is presently $12.00 for each electronically transferred redemption. It is not necessary for Shareholders to confirm telephone redemption requests in writing. During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact MarketWatch by telephone, a Shareholder may also mail the redemption request to MarketWatch at the address listed above under redemption "HOW TO PURCHASE AND REDEEM SHARES--Redemption By Mail." BISYS, BISYS OHIO, CFNB, and MarketWatch will not be liable for any losses, damages, expenses, or costs arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Fund's telephone transaction procedures, upon instructions believed to be genuine. MarketWatch will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine, if these procedures are not followed, MarketWatch or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all telephone conversations, sending confirmation to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account.


REDEMPTION BY CHECK


    Free check writing is available for the Fund. With this service, a Shareholder may write up to six checks a month in the amount of $100 or more. To establish this service and to obtain checks at the time the account is opened, a Shareholder must complete the Signature Card that accompanies the account application. To establish this service and obtain checks after opening an account in the Fund, the Shareholder must contact MarketWatch by telephone or mail to obtain an account application form and complete and return the signature card. A Shareholder will receive the dividends and distributions declared on the Shares to be redeemed up to the day that a check is presented for payment. Upon 30 days' prior written notice to Shareholders, the check writing privilege may be modified or terminated. An investor may not close a Fund account by writing a check. BISYS OHIO may impose a service charge for any "stop payment" request made by a Shareholder and for any check that cannot be honored due to insufficient funds.


AUTO WITHDRAWAL PLAN


    The Auto Withdrawal Plan enables Shareholders of the Fund to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, BISYS OHIO will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The Shareholder's account balance must have a current market value of at least $10,000 to be eligible for the Auto Withdrawal Plan. The required minimum withdrawal is $100. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 232-9091 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. To change the Auto Withdrawal instructions, a Shareholder must submit a written request to MarketWatch. A Shareholder may discontinue the feature by submitting a written request to or by calling MarketWatch.


PAYMENTS TO SHAREHOLDERS


    Redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the time period prescribed by the settlement requirements of the Securities Exchange Act of 1934, after receipt by MarketWatch of the request for redemption. However, to the greatest extent possible, MarketWatch will attempt to honor requests from Shareholders for same Business Day payments upon redemption of Shares if the request for redemption is received by BISYS OHIO before 12:00 noon, on a Business Day, unless it would be disadvantageous to MarketWatch or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

    At various times, MarketWatch may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, MarketWatch may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares, which delay may be for up to 15 days or more. MarketWatch intends to pay cash for all Shares redeemed, but if it appears appropriate to do so in light of MarketWatch's responsibilities under the 1940 Act, MarketWatch may make payment wholly or partly in portfolio securities at their then-current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

    Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares), the account of such Shareholder has a value of less than $100. Before the Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $100. (See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Matters Affecting Redemption" in the Statement of Additional Information for examples of when MarketWatch may suspend the right of redemption if it appears appropriate to do so in light of MarketWatch's responsibilities under the 1940 Act.)


                              DIVIDENDS AND TAXES

DIVIDENDS


    The net income of the Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration, and such dividend is generally paid monthly. Distributable net realized capital gains, if any, are distributed at least annually. A Shareholder of a Fund will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election must be made on the account application; any change in such election must be made in writing to BISYS OHIO at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by BISYS OHIO. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares.


FEDERAL TAXES


    Each of the funds of MarketWatch is treated as a separate entity for federal tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interests of that fund's shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.



    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its Shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any) for such year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of the Fund is to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each year. Such dividends will be taxable as ordinary income to the Fund's Shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to a Retirement Plan or IRA are deferred under the Code.) It is not expected that any distribution made by the Fund will be eligible for the dividends received deduction for corporations. It is also not expected that the Fund will have any long-term capital gains or will pay any "capital gain dividends."


STATE TAXES

    Even though a substantial portion of distributions of net income by the Fund to its Shareholders will be attributable to interest on U.S. Treasury obligations, which may be exempt from state or local tax if received directly by a Shareholder, Shareholders of the Fund may be subject to state and local taxes with respect to their ownership of Shares or their receipt of distributions from the Fund. In addition, to the extent Shareholders receive distributions of income attributable to investments in repurchase agreements by the Fund, such distributions may also be subject to state or local taxes. The Fund will not advise Shareholders of the percentage of the Fund's distributions that may be subject to income tax in each state. Shareholders will be advised, however, of the amount and percentage of the Fund's dividend distributions which are attributable to interest on U.S. Treasury obligations and repurchase agreements.

MISCELLANEOUS

    Dividends declared in October, November, or December of any year payable to Shareholders of record on a specified date in such months will be deemed to have been received by Shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.


    Shareholders will be advised at least annually as to the character of distributions made to them each year for federal income tax purposes. Shareholders should consult their own tax advisers concerning their specific situations and the application of state and local taxes which may differ from the federal tax consequences described above.



                           MANAGEMENT OF MARKETWATCH



TRUSTEES AND OFFICERS OF MARKETWATCH

    Overall responsibility for management of MarketWatch rests with its Board of Trustees, which is elected by the shareholders of MarketWatch's funds. MarketWatch will be managed by the trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The trustees, in turn, elect the officers of MarketWatch to supervise actively its day-to-day operations.



    The trustees and officers of MarketWatch, their addresses and principal occupations during the past five years are as follows:



                                       POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                       WITH MARKETWATCH           DURING PAST 5 YEARS
----------------------------------   ---------------------  --------------------------------
J. David Huber*                      Chairman and Trustee   Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Walter B. Grimm*                     President and Trustee  Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Stephen G. Mintos                    Vice President and     Employee, BISYS Fund Services,
  3435 Stelzer Road                  Treasurer              Inc.
  Columbus, Ohio 43219

William J. Tomko                     Vice President         Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Sean M. Kelly                        Secretary              Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

                                       POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                       WITH MARKETWATCH           DURING PAST 5 YEARS
----------------------------------   ---------------------  --------------------------------
Nancy E. Converse                    Assistant Secretary    Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Alaina V. Metz                       Assistant Secretary    Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc. June, 1995 to Present and
  Columbus, Ohio 43219                                      Alliance Capital Management
                                                            1989 to May, 1995

Christina T. Simmons                 Assistant Secretary    Counsel/Attorney 1985 to
  Drinker Biddle & Reath                                    Present.
  1345 Chestnut Street
  Philadelphia, Pennsylvania 19107

Anne Gregory Rhodes                  Trustee                Delegate, General Assembly of
  P.O. Box 14569                                            Virginia, January, 1992 to
  Richmond, Virginia 23221                                  Present.

Alvin J. Schexnider                  Trustee                Chancellor, Winston-Salem State
  Winston-Salem State University                            University, 1996 to Present,
  601 Martin Luther King, Jr.                               Vice Provost for Undergraduate
  Drive                                                     Students, 1991 to 1995, and
  Winston-Salem, NC 27110                                   Associate Vice President for
                                                            Academic Affairs 1987 to 1991,
                                                            Virginia Commonwealth
                                                            University.

G.E.R. Stiles                        Trustee                Retired; Senior Vice President
  301 Caroline Street                                       and Chief Financial Officer,
  Ashland, Virginia 23005                                   A.H. Robins Company,
                                                            Incorporated, December, 1989 to
                                                            February, 1990.


------------

* The Chairman and President are considered by MarketWatch to be "interested persons" of MarketWatch as defined in the 1940 Act.

    The trustees of MarketWatch receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS or BISYS OHIO receives any compensation from MarketWatch for acting as a trustee or officer of MarketWatch. Additional information on the compensation paid by MarketWatch to its trustees and officers is included in the Statement of Additional Information. BISYS receives fees from MarketWatch for acting as administrator. BISYS OHIO also receives fees from the Fund for acting as transfer agent and for providing certain fund accounting services.

INVESTMENT ADVISER

    Central Fidelity National Bank, 1021 East Cary Street, Richmond, Virginia 23219 ("CFNB"), is the investment adviser for the Fund. CFNB is controlled by Central Fidelity Banks, Inc., a bank holding company. CFNB is Virginia's third largest bank, with assets in excess of $10.8 billion as of December 31, 1995. CFNB operates 246 banking offices throughout Virginia. The core operating strategies of CFNB are to remain an independent, Virginia-only bank, concentrating on the fundamental banking principles of maintaining solid core deposit growth while adhering to sound, conservative credit policies and providing customers with excellent service.

    CFNB has provided investment management services through its Financial Services Group or one of its predecessor organizations for over 50 years. As of December 31, 1995, its Financial Services Group had approximately $2.2 billion in assets under discretionary management and provided non-discretionary or custody services for an additional $7.6 billion in securities. As the investment adviser to MarketWatch, CFNB provides Shareholders with the same professional money management expertise that it has provided to its trust clients.



    Subject to the general supervision of MarketWatch's Board of Trustees and in accordance with the Fund's investment objective and restrictions, CFNB manages the investments of the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains the Fund's records relating to such purchases and sales.

    For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with MarketWatch, CFNB is entitled to receive a fee from the Fund, computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (.50%) of the Fund's average daily net assets. CFNB may periodically waive all or a portion of its advisory fee and may reimburse the Fund for certain expenses to increase the net income of the Fund available for distribution as dividends. CFNB may not seek recovery of such waived fees or reimbursed expenses at a later date. Such waivers and reimbursements would cause the yield of the Fund to be higher than it would otherwise be in their absence.


ADMINISTRATOR AND DISTRIBUTOR


    BISYS is the administrator for the Fund and also acts as the Fund's principal underwriter and distributor ("BISYS, as Administrator" or "BISYS, as Distributor," as the context indicates).

    BISYS, as Administrator, generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with MarketWatch, BISYS is entitled to receive a fee from the Fund, computed daily and paid periodically, calculated at an annual rate of twenty one-hundredths of one percent (.20%) of the Fund's average daily net assets. BISYS may periodically waive all or a portion of its administrative fee and may reimburse the Fund for certain expenses to increase the net income of the Fund available for distribution as dividends. BISYS may not seek recovery of such waived fees or reimbursed expenses at a later date. Such waivers and reimbursements would cause the yield of the Fund to be higher than it would otherwise be in their absence.


EXPENSES


    CFNB and BISYS, as Administrator, each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund bears expenses relating to its operations, including taxes, interest, fees and expenses of trustees and officers, Commission fees, state securities qualification fees, advisory fees, administration fees, charges of the Fund's custodian and transfer agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings, expenses relating to the promotion and distribution of Fund Shares and shareholder servicing, and any extraordinary expenses. The Fund also pays for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

DISTRIBUTION PLAN


    MarketWatch has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act, under which the Fund is authorized to pay BISYS, as Distributor, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net assets of the Fund, in compensation for distribution assistance and administrative support services provided to Shareholders and expenses assumed in connection with Shares of the Fund (collectively referred to as the "Fee"). The Fee may be used to compensate banks for administrative support services and to pay broker-dealers and other institutions (each such bank, broker-dealer and other institution is hereafter referred to as a "Participating Organization") for similar services, including distribution services, pursuant to an agreement between the Distributor and the Participating Organization. Under the Plan, a Participating Organization may include CFNB, BISYS, and their subsidiaries and affiliates.



    BISYS, as Distributor, may use the Fees applicable to the Fund's Shares to compensate for payments or expenses incurred in connection with (1) distribution assistance with respect to the sale of Shares, (2) administrative support services provided to the holders of Shares and (3) Participating Organizations' provision of services to customers that own Shares. (For more information concerning the nature of the Fund's Shares, see "GENERAL INFORMATION--Description of MarketWatch and Its Shares.") The Fee may be more or less than the actual direct or indirect expenses incurred in a particular year, thereby giving rise to a profit or a loss, in connection with distribution and/or shareholder administrative support services provided under the Plan.

    Pursuant to the Plan, BISYS, as Distributor, has entered into a servicing agreement with CFNB pursuant to which CFNB has agreed to provide certain administrative support services in connection with Shares of the Fund purchased and held by CFNB for the accounts of its Customers and Shares of the Fund purchased and held by Customers of CFNB directly, including, but not limited to, processing automatic investments of CFNB's Customer account cash balances in Shares of the Fund and establishing and maintaining the systems, accounts and records necessary to accomplish this service, establishing and maintaining Customer accounts and records, aggregating and processing purchase, exchange and redemption transactions for Customers, answering routine Customer questions concerning the Fund and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, CFNB receives a monthly fee from BISYS, computed at the annual rate of up to .25% of the average aggregate net assets of Shares of the Fund held during the period for which CFNB had provided services under this Agreement.


BANKING LAWS


    CFNB believes that it possesses the legal authority to perform the services for the Fund contemplated by its investment advisory agreement and its custodian agreement with MarketWatch as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its agreements with MarketWatch. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which CFNB could continue to perform such services for the Fund. (See "MANAGEMENT OF MARKETWATCH--Banking Laws" in the Statement of Additional Information for further discussion of applicable law and regulations.)


                              GENERAL INFORMATION


DESCRIPTION OF MARKETWATCH AND ITS SHARES

    MarketWatch was organized as a Massachusetts business trust on June 4, 1992. MarketWatch consists of five funds. The four other funds of MarketWatch, not discussed in this Prospectus, are the MarketWatch Equity, MarketWatch Flexible Income, MarketWatch Intermediate Fixed Income, and MarketWatch Virginia Municipal Bond Funds. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the trustees (see "Miscellaneous" below). Shares have a par value of $.001 per share, and do not have preemptive or conversion rights.

    Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, shareholders of each fund will vote in the aggregate with other shareholders of MarketWatch with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of a particular fund will vote as a fund, and not in the aggregate with other shareholders of MarketWatch, for purposes of approval of that fund's investment advisory agreement, on matters submitted to a fund's shareholders pertaining to such fund's arrangements with Participating Organizations pursuant to the Plan adopted for such shares, and any changes in its fundamental investment limitations.

    Overall responsibility for the management of the Fund is vested in the Board of Trustees of MarketWatch. (See "MANAGEMENT OF MARKETWATCH--Trustees and Officers of MarketWatch.") Individual trustees are elected by the shareholders of MarketWatch and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Agreement and Declaration of Trust and Code of Regulations of MarketWatch and Massachusetts law. (See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.)

    An annual or special meeting of shareholders to conduct necessary business is not required by the Agreement and Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect trustees, amend the Agreement and Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, MarketWatch may elect not to have an annual or special meeting.

    The trustees will call a special meeting of shareholders for purposes of considering the removal of one or more trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of MarketWatch. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of MarketWatch), by majority vote, has the power to remove one or more trustees. MarketWatch will assist in shareholder communication in such matters consistent with its undertaking pursuant to section 16(c) of the 1940 Act.

    As of February 29, 1996, CFNB held of record approximately 93.2% of the outstanding Shares of the Fund. Beneficial ownership of the Shares is disclaimed by CFNB.


CUSTODIAN


    Central Fidelity National Bank ("CFNB, as Custodian") serves as custodian for the Fund. Pursuant to the Custodian Agreement with MarketWatch, CFNB, as Custodian receives compensation from the Fund for such services and out-of-pocket expenses.


TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


    BISYS Fund Services, Ohio Inc. ("BISYS OHIO"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with MarketWatch and receives a fee for such services. BISYS OHIO also provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services. (See "MANAGEMENT OF MARKETWATCH--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.)



    While BISYS OHIO is a distinct legal entity from BISYS (MarketWatch's administrator and distributor), BISYS OHIO is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS OHIO is owned by substantially the same persons that directly or indirectly own BISYS.


PERFORMANCE INFORMATION

    From time to time performance information for the Fund showing its average annual total return, aggregate total return, yield and effective yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the income generated by an investment therein over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    Average annual total return will be calculated for the period since the establishment of the Fund. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the difference. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

    Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds with similar investment objectives and relevant indices. For example, the performance of the Fund may be compared to the average yields reported by the Bank Rate Monitor of money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas, or to data prepared by Lipper Analytical Services, Inc., as well as to performance data as reported in publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pension and Investments, U.S.A. Today, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, American Banker, Fortune, Institutional Investor and local newspapers. In addition to yield information, general information about the Fund that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements or in reports to Shareholders. Additional performance information is contained in the Fund's Annual Report, which is available free of charge by calling the telephone number on the front page of the prospectus.


    Yield and total return are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by CFNB or any of its affiliates with respect to customer accounts for investing in shares of MarketWatch will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if CFNB and BISYS voluntarily reduce all or part of their respective fees, as further discussed below, the yield and total return of that fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.


MISCELLANEOUS

    Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent public accountants.


    As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of MarketWatch not readily identified as belonging to a particular fund that are allocated to the fund by MarketWatch's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of MarketWatch as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

    As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

    Inquiries regarding the Fund may be directed in writing to MarketWatch at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 232-9091.

                                                       [MARKETWATCH LOGO]

  INVESTMENT ADVISER AND CUSTODIAN
   Central Fidelity National Bank
       1021 East Cary Street
      Richmond, Virginia 23219

   ADMINISTRATOR AND DISTRIBUTOR
     BISYS Fund Services, Inc.
         3435 Stelzer Road
        Columbus, Ohio 43219

           LEGAL COUNSEL
       Drinker Biddle & Reath
        1345 Chestnut Street
  Philadelphia, Pennsylvania 19107

              AUDITORS
       KPMG Peat Marwick LLP                           MONEY MARKET FUND
        Two Nationwide Plaza
             Suite 1600
        Columbus, Ohio 43215

         TABLE OF CONTENTS

                                         PAGE
                                         ----
PROSPECTUS SUMMARY....................     2
FEE TABLE.............................     3
FINANCIAL HIGHLIGHTS..................     4
INVESTMENT OBJECTIVE, POLICIES, AND
RISK CONSIDERATIONS...................     5
INVESTMENT RESTRICTIONS...............     7
VALUATION OF SHARES...................     7
HOW TO PURCHASE AND REDEEM SHARES.....     8
DIVIDENDS AND TAXES...................    14     Central Fidelity National Bank
MANAGEMENT OF MARKETWATCH.............    16            Richmond, Virginia
GENERAL INFORMATION...................    19            Investment Adviser



  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS IN CONNECTION             BISYS FUND SERVICES, INC.
WITH THE OFFERING MADE BY THIS PROSPECTUS
AND, IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED UPON AS
HAVING BEEN AUTHORIZED BY THE FUND OR ITS        Prospectus dated March 29, 1996
DISTRIBUTOR. THIS PROSPECTUS DOES NOT
CONSTITUTE AN OFFERING BY THE
FUND OR BY THE DISTRIBUTOR IN ANY
JURISDICTION IN WHICH SUCH OFFERING MAY
NOT LAWFULLY BE MADE.

                            MARKETWATCH EQUITY FUND


3435 Stelzer Road                                   For current yield, purchase,
Columbus, Ohio 43219                                and redemption information,
                                                    call (800) 232-9091.

    The MarketWatch Funds ("MarketWatch") is an open-end management investment company that currently consists of five separate investment portfolios. This Prospectus relates only to the MarketWatch Equity Fund. The Fund is a diversified investment portfolio of MarketWatch.

    The Fund's investment objective is to seek total return through growth of capital and current income. The Fund invests primarily in equity securities.

    Central Fidelity National Bank ("CFNB"), Richmond, Virginia, acts as the investment adviser to the Fund.



    SHARES OF THE FUND:


    . ARE NOT FDIC INSURED;

    . ARE NOT DEPOSITS, OTHER OBLIGATIONS OF, OR GUARANTEED BY, CFNB; AND

    . ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE
      PRINCIPAL AMOUNT INVESTED.



    BISYS Fund Services, Inc. ("BISYS"), acts as the Fund's administrator and distributor. BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration, and recordkeeping services to and through banking and other financial organizations. BISYS Fund Services, Ohio, Inc. ("BISYS OHIO"), an affiliate of BISYS, acts as the Fund's transfer agent and performs certain accounting services for the Fund.



    Interested persons who wish to obtain copies of the prospectuses of the MarketWatch Money Market, MarketWatch Flexible Income, MarketWatch Intermediate Fixed Income, or MarketWatch Virginia Municipal Bond Funds, the other funds of MarketWatch, may contact MarketWatch at the telephone number shown above. Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by writing to the Fund at its address or by calling the Fund at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.



    This Prospectus sets forth concisely the information about the MarketWatch Equity Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.


                              -------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
               PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                              -------------------

                 The date of this Prospectus is March 29, 1996.

                               PROSPECTUS SUMMARY

SHARES OFFERED...............  The Fund is an investment portfolio of the MarketWatch Funds
                                 (a Massachusetts business trust), which issues shares of
                                 beneficial interest ("Shares") representing interests in
                                 the investment portfolio.

OFFERING PRICE...............  The public offering price for Shares of the Fund is equal to the net asset value per share plus a sales charge equal to
                                 4.50% of the public offering price (4.71% of the net
                                 amount invested), reduced on investments of $100,000 or
                                 more (see "SALES CHARGES"); provided, however, that under
                                 certain circumstances, the sales charge may be reduced or
                                 eliminated (see "REDUCED SALES CHARGES" and "SALES CHARGE
                                 WAIVERS").

MINIMUM PURCHASE.............  The minimum initial investment is generally $1,000. The minimum amount for subsequent investments is generally $100.

TYPE OF COMPANY..............  The Fund is a diversified series of an open-end, management investment company.

INVESTMENT OBJECTIVE.........  The Fund seeks total return through growth of capital and current income.

INVESTMENT POLICIES..........  Under normal market conditions, the Fund invests substantially all, but in no event less than 65%, of its
                                 assets in equity securities, which are defined as common
                                 stocks, securities convertible into common stocks,
                                 warrants and any rights to purchase common stocks. The
                                 remainder of the Fund's assets may be invested in any
                                 combination of nonconvertible fixed income securities,
                                 repurchase agreements, and options transactions.

INVESTMENT ADVISER...........  Central Fidelity National Bank.

DIVIDENDS AND CAPITAL
GAINS........................  Dividends from net income are declared and paid monthly. Net realized capital gains, if any, are distributed at least
                                 annually.

DISTRIBUTOR..................  BISYS Fund Services, Inc.

                                   FEE TABLE


SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....   4.50%
ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
    Advisory Fees After Fee Waivers and Expense Reimbursements......................    .72%
    12b-1 Fees......................................................................    .25%
    Other Expenses After Fee Waivers and Expense Reimbursements(1)..................    .38%
                                                                                       ----
    Total Fund Operating Expenses After Fee Waivers and Expense Reimbursements......   1.35%
                                                                                       ----
                                                                                       ----

------------


(1) "Other Expenses After Fee Waivers and Expense Reimbursements" include administration fees. The management and administration agreement provides that administration fees will not exceed .20% of the Fund's average net assets (See "MANAGEMENT OF MARKETWATCH-- Administrator and Distributor").

    As a result of the payment of Sales Loads and 12b-1 Fees, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under MarketWatch's Distribution and Services Plan to a certain percent of total new gross sales, plus interest. The Fund would stop accruing 12b-1 Fees if, to the extent, and for as long as, such limit would otherwise be exceeded.


EXAMPLE


                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period:........................................   $ 58      $86      $ 116      $200



    The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include a fee of $12.00, charged by CFNB, as Custodian, for each redemption paid by electronic transfer or any fees charged by CFNB or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. The information set forth in the Fee Table above for the Fund is based on the advisory fees, administration fees, 12b-1 fees, and other expenses payable by the Fund after fee waivers and expense reimbursements for the fiscal year ended November 30, 1995. Absent fee waivers and expense reimbursements, Advisory Fees, 12b-1 Fees, Other Expenses, and Total Fund Operating Expenses would have been 1.00%, .25%,
 .46%, and 1.71%, respectively, of the Fund's average net assets. During the current fiscal year, CFNB and/or BISYS anticipate voluntarily waiving a portion of the fees payable to them and reimbursing the Fund for certain expenses. They have the right to discontinue such waivers and reimbursements at any time without the Fund's consent. (See "MANAGEMENT OF MARKETWATCH" and "GENERAL INFORMATION" for a more complete discussion of the transaction expenses and annual operating expenses for the shareholders of the Fund (the "Shareholders").)


   THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
    FUTURE EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE
                      GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The financial information included in the table below has been derived from the financial statements included in the Statement of Additional Information and has been audited by KPMG Peat Marwick LLP, MarketWatch's independent auditors. This financial information should be read in conjunction with such financial statements. Further information about the performance of the Fund is available in the annual report to shareholders. Both the Statement of Additional Information and the annual report to shareholders may be obtained from MarketWatch free of charge by calling the number on the front cover of this Prospectus.


    The table below sets forth selected financial data for a Fund Share outstanding throughout each period presented.

                                                                YEAR OR PERIOD ENDED NOVEMBER
                                                                             30,
                                                               --------------------------------
                                                                 1995        1994      1993(A)
                                                               --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $   9.80    $  10.20    $  10.00
                                                               --------    --------    --------
INVESTMENT ACTIVITIES:
    Net investment income...................................       0.17        0.17        0.15
    Net realized and unrealized gains (losses) from
     investments............................................       3.09       (0.40)       0.19
                                                               --------    --------    --------
    Total from Investment Activities........................       3.26       (0.23)       0.34
                                                               --------    --------    --------
DISTRIBUTIONS:
    From net investment income..............................      (0.17)      (0.17)      (0.14)
    In excess of net investment income......................      (0.01)
    In excess of net realized gains.........................
                                                               --------    --------    --------
    Total Distributions.....................................      (0.18)      (0.17)      (0.14)
                                                               --------    --------    --------
NET ASSET VALUE, END OF PERIOD..............................   $  12.88    $   9.80    $  10.20
                                                               --------    --------    --------
                                                               --------    --------    --------
Total Return(b).............................................      33.59%      (2.26)%      3.42%(c)
RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period (000).......................   $119,484    $103,140    $107,859
    Ratio of expenses to average net assets.................       1.35%       1.35%       1.33%(d)
    Ratio of net investment income to average net assets....       1.58%       1.75%       1.75%(d)
    Ratio of expenses to average net assets*................       1.71%       1.75%       1.72%(d)
    Ratio of net investment income to average net assets*...       1.22%       1.34%       1.36%(d)
Portfolio Turnover..........................................      29.98%      30.33%      29.72%


------------


   *  During the period , certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
 (a)  The Fund commenced operations on January 29, 1993.
 (b)  Excludes sales charge.
 (c)  Not annualized.
 (d)  Annualized.

            INVESTMENT OBJECTIVE, POLICIES, AND RISK CONSIDERATIONS

IN GENERAL

    The investment objective of the Fund is to seek total return through growth of capital and current income. The investment objective is a fundamental policy and, as such, may not be changed without an affirmative vote of the holders of a majority of the outstanding Shares of the Fund (as defined in the Statement of Additional Information). The other policies of the Fund may be changed without a vote of the holders of a majority of Shares unless (1) the policy is expressly deemed to be a fundamental policy of the Fund or (2) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of the Fund will be achieved.


    Under normal market conditions, the Fund invests substantially all, but in no event less than 65%, of its assets in equity securities, which are defined as common stocks, securities convertible into common stocks, warrants, and any rights to purchase common stocks. The remainder of the Fund's assets may be invested in any combination of non-convertible fixed income securities, repurchase agreements, and options transactions. The non-convertible fixed income securities referred to above will consist of (l) corporate notes, bonds, and debentures that are rated high grade at the time of purchase (i.e. within the three highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO")) or, if unrated, are deemed by CFNB to be of comparable quality to those securities that are rated high grade and (2) U.S. Treasury bills, notes, and bonds that are issued or guaranteed by the U.S. Government , its agencies, or instrumentalities. For a complete description of the ratings assigned to these and other debt securities by NRSROs, see the Appendix to the Statement of Additional Information.



    CFNB selects securities based on a number of factors, including return on equity, price to earnings ratio, dividend paying ability, and liquidity. Stocks purchased for the Fund may be listed on a national securities exchange or may be unlisted securities with an established over-the-counter market. A convertible security may be purchased for the Fund when, in CFNB's opinion, the price and yield of the convertible security is favorable compared with the price and yield of the common stock. Because the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates, investing in such fixed income securities can provide an opportunity for capital appreciation when interest rates are expected to decline. Subject to the foregoing limitations, the Fund may indirectly invest in foreign securities through the purchase of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). The stocks or securities in which the Fund invests may be expected to produce some income, but income alone is not the primary criterion in their selection.



    The Fund may, for daily cash management purposes, invest in high quality money market securities and in repurchase agreements. In addition, the Fund may invest, without limit, in any combination of the U.S. government securities, money market securities, and repurchase agreements referred to above when, in the opinion of CFNB, it is determined that a temporary defensive position is warranted based upon current market conditions. To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the Commission, the Fund may also invest in other investment portfolios advised by CFNB, as described more fully under "Other Investment Policies."

SPECIAL CONSIDERATIONS AND RISK FACTORS


    The principal risk factors associated with an investment in the Fund are price fluctuations of equity securities, interest rate risk of fixed income securities, and any foreign risks that may be associated directly or indirectly with foreign securities. In general, the Fund's stocks and securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments. For additional information regarding the special risks associated with investments in foreign securities, see "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments--Foreign Investment" in the Statement of Additional Information.


REPURCHASE AGREEMENTS


    Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which CFNB deems creditworthy under guidelines approved by MarketWatch's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which the Fund may invest directly. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at an amount at least equal to the repurchase price (including accrued interest). This requirement will be continually monitored by CFNB. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss if the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or the disposition of such securities by the Fund were delayed pending court action. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.


REVERSE REPURCHASE AGREEMENTS

    The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.


OPTIONS


    The Fund may purchase or sell index options for hedging purposes only. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The Fund may also engage in writing call options from time to time as CFNB deems appropriate. The Fund will write only covered call options (options on securities owned by the Fund). When the Fund writes a covered call option and such option is exercised, the Fund will forego the appreciation, if any, on the underlying security in excess of the exercise price. In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the call option which the Fund previously wrote on any particular securities. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Under normal conditions, it is not expected that the Fund would permit the underlying value of its portfolio securities subject to such index options or covered call options to exceed 25% of its net assets.


OTHER INVESTMENT POLICIES


    Securities Lending. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 102% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by CFNB. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, the Fund will retain the collateral described above. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that CFNB has determined are creditworthy under guidelines established by MarketWatch's Board of Trustees. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds 30% of the value of its total assets.



    When-issued and Delayed-delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price or yield considered to be advantageous.


    Investment Companies. The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies, including shares of other funds of MarketWatch. Although the Fund will not pay any advisory fee to CFNB with respect to such assets, the Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies. Additional restrictions on the Fund's investments in the securities of other investment companies are contained in the Statement of Additional Information.







    Affiliated Transactions. Except to the extent permitted by the 1940 Act and the Commission, MarketWatch will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements or reverse repurchase agreements with, CFNB, BISYS, or their affiliates (as such term is defined in the 1940 Act). In addition, with respect to such transactions, securities, deposits, and agreements, MarketWatch will not give preference to CFNB's correspondents or Participating Organizations with which a Fund has entered into agreements concerning the provision of administrative support services to their customers who own of record or beneficially the Fund's Shares. (See "MANAGEMENT OF MARKETWATCH--Distribution Plan.")


                            INVESTMENT RESTRICTIONS


    The Fund is subject to a number of fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of the Fund (as defined in the Statement of Additional Information). Other fundamental investment restrictions are set forth under "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS--Investment Restrictions" in the Statement of Additional Information.


    The Fund will not:


        1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after such purchase, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer except that up to 25% of the value of the total assets of the Fund may be invested without regard to such restrictions. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

        2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements secured by obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.


        3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.


       4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.


    In order to permit the sale of the Fund's Shares in certain states, MarketWatch may make commitments in the form of non-fundamental policies that are more restrictive than the investment restrictions described above. Should MarketWatch determine that any such commitments no longer are in the best interests of MarketWatch, it will revoke the commitment by terminating sales of its Shares in the state involved.


                              VALUATION OF SHARES


    The net asset value of the Fund is determined and its Shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m., Eastern Time) (the "Valuation Time") on each Business Day. As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Richmond is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Richmond is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day, and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding Shares.


    The net asset value per Share will fluctuate as the value of the investment portfolio of the Fund changes.

    Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by CFNB under the supervision of the Board of Trustees. Debt securities with remaining maturities of 60 days or less will be valued in accordance with the amortized cost method where MarketWatch's Board of Trustees determines that amortized cost is fair value. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.


                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASES OF SHARES


    Shares of the Fund are continuously offered and may be purchased directly either by mail, by telephone, or by electronic transfer, or through a broker-dealer that has established a dealer agreement with BISYS, as Distributor. MarketWatch offers an Individual Retirement Account and Shareholders interested in establishing such an account should contact MarketWatch for information as to applications and annual fees.



    The minimum investment is generally $1,000 for the initial purchase of Shares of the Fund by an investor and $100 for subsequent purchases. For employees (and their spouses and children under the age of 21) of (1) CFNB or
(2) any broker-dealer with which BISYS, as Distributor, enters into a dealer agreement to sell Shares of the Fund, the minimum investment is $100 for initial investments and $50 for subsequent investments. For purchases made in connection with Individual Retirement Accounts and defined contribution plans, including simplified employee, 401(k), profit sharing, and money purchase pension plans (collectively, the "Retirement Plans"), the minimum investment amount for initial purchases is $500 and the minimum for subsequent purchases is $100. In the case of such Retirement Plan investments, the minimum purchase amounts are not restricted to the purchase of Shares of the Fund. Thus, the $500 and $100 minimum amounts may be spread among any of the funds within MarketWatch. (See "HOW TO PURCHASE AND REDEEM SHARES--Auto Invest Plan and Systematic Exchange Program" below for minimum investment requirements under the Auto Invest Plan and Systematic Exchange Program). Purchasers of Shares will pay the next calculated net asset value per Share plus any applicable sales charges after BISYS, as Distributor, receives an order in good form to purchase Shares. (See "SALES CHARGES" below for information on applicable sales charges.)


PURCHASES BY MAIL

    To purchase Shares of the Fund by mail, complete an account application and return it along with a check or money order made payable to the MarketWatch Equity Fund to:

           MarketWatch Funds
           P.O. Box 27252
           Richmond, VA 23261-7252

    Shareholders may obtain an account application form by calling MarketWatch at (800) 232-9091. For subsequent purchases, Shareholders may mail to the above address a purchase ticket, the investment portion of their monthly statements, or a letter stating the Shareholder's name, address, and account number.


PURCHASES BY TELEPHONE OR ELECTRONIC TRANSFER


    Shares of the Fund may be purchased by telephone or by electronic transfer by calling MarketWatch at (800) 232-9091, if your account application has been previously received by MarketWatch. Payment for Shares ordered by telephone may be made by check payable in U.S. dollars and must be received by MarketWatch at the address above within the time period prescribed by the settlement requirements of the Securities Exchange Act of 1934. If payment for the Shares is not received within such time period, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. When purchasing Shares by electronic transfer, contact MarketWatch for electronic transfer instructions.


OTHER INFORMATION REGARDING PURCHASES


    Shares may also be purchased through procedures established by BISYS, as Distributor, in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by CFNB, its affiliates, or their correspondents ("Entities"). Shares of the Fund sold to the Entities acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares sold, it is the responsibility of the holder of record to transmit purchase, exchange, or redemption orders to MarketWatch and to deliver funds for the purchase thereof on a timely basis.



    Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by MarketWatch of an order to purchase Shares in good form, plus any applicable sales charge as described below. Purchases of Shares of the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the day of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day. In case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to BISYS prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.


    Depending upon the terms of the particular Customer account, the Entities may charge a Customer account fees for services provided in connection with investments in the Fund. Information concerning these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information so received from the Entities.

    MarketWatch reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party drafts or checks.



    Every Shareholder of record will receive a confirmation of each transaction, which will also show the total number of Shares of the Fund owned by the Shareholder. Confirmation of purchases, exchanges, and redemptions of Shares of the Fund by CFNB or one of its Entities on behalf of a Customer will be sent to CFNB or the entity. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Fund will not be issued.


SALES CHARGES


    The public offering price of the Fund's Shares equals the sum of the net asset value per Share plus a sales load in accordance with the table below. BISYS, as Distributor, receives this sales charge. BISYS will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others, and in such event BISYS may reallow the sales charge as dealer discounts and brokerage commissions. However, BISYS, at its sole discretion, may pay certain dealers all or a part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended.


                                                           SALES        SALES
                                                         CHARGE AS    CHARGE AS     DEALER DISCOUNTS
                                                         % OF NET       % OF          AND BROKERAGE
                                                          AMOUNT      OFFERING     COMMISSIONS AS % OF
                  AMOUNT OF PURCHASE                     INVESTED       PRICE        OFFERING PRICE
------------------------------------------------------   ---------    ---------    -------------------
Less than $100,000....................................      4.71%        4.50%             4.25%
$100,000 but less than $250,000.......................      3.63%        3.50%             3.25%
$250,000 but less than $500,000.......................      2.56%        2.50%             2.25%
$500,000 but less than $1,000,000.....................      1.52%        1.50%             1.25%
$1,000,000 but less than $1,500,000...................       .76%         .75%              .75%
$1,500,000 but less than $2,000,000...................       .50%         .50%              .50%
$2,000,000 or more....................................       .25%         .25%              .25%


    BISYS, as Distributor, will, at its expense, also provide other compensation to dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other special events sponsored by dealers. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises, and sporting events) and (3) merchandise (such as clothing, trophies, clocks, and pens). Dealers may not use sales of Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its Shareholders.

    From time to time, dealers who receive dealer discounts and brokerage commissions from BISYS, as Distributor, may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.


SALES CHARGE WAIVERS

    The following classes of investors may purchase Shares of the Fund with no sales charge:

        (1) existing Shareholders of the Fund upon the automatic reinvestment of dividend and capital gains distributions;


        (2) Trustees of MarketWatch and officers, directors, employees, and retired employees of (a) CFNB and its affiliates and (b) BISYS and its affiliates, as well as spouses and children under the age of 21 of each of the foregoing;

        (3) employees (and their spouses and children under the age of 21) of any broker-dealer with which BISYS, as Distributor, enters into a dealer agreement to sell Shares of the Fund;



        (4) investors for whom CFNB or one of its affiliates acts in a fiduciary, advisory, or agency capacity and for whom purchases are made through CFNB or its affiliates;



        (5) individuals who receive Shares in connection with a distribution paid from a CFNB Financial Services Group trust or agency account;

        (6) individuals who receive cash in connection with a distribution paid from a CFNB Financial Services Group trust or agency account. This waiver applies only to the initial purchase of a load fund of MarketWatch with the total amount of cash received in the distribution; and

        (7) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies.



    At the time of purchase, MarketWatch must be notified that the purchase qualifies for a sales charge waiver in accordance with one of the categories described above in (1)-(7).

    From time to time, BISYS, as Distributor, may periodically waive all or a portion of the sales charge for all investors with respect to the Fund. BISYS may change or eliminate the foregoing waivers at any time. From time to time, BISYS may also offer special concessions to enable investors to purchase Shares of the Fund or another load fund of MarketWatch at net asset value, without payment of a sales charge. To qualify for this special net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund or a unit investment trust on which a sales charge was paid. A qualifying purchase of shares in a fund of MarketWatch must occur within 5 Business Days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, MarketWatch must be notified that the purchase qualifies for a purchase without a sales load. Proceeds from the redemption of shares on which no sales charges or commissions were paid would not qualify for the special net asset value purchase program.

LETTERS OF INTENT

    An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase Shares at a specified total public offering price within a designated 13-month period. Each purchase of Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase, assuming the purchase of the total dollar amount indicated in the Letter of Intent.

    A Letter of Intent is not a binding obligation upon the investor to purchase the full dollar amount indicated. The minimum initial investment under a Letter of Intent is 5% of such dollar amount. Shares purchased with the first 5% of such amount will be held in escrow (although registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full dollar amount indicated is not purchased. Escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Fund Shares, are not subject to escrow. The escrowed Shares may not be redeemed or transferred by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be recalculated based on the entire amount purchased during the 13-month period. Any reduction in sales charges will be used to purchase additional Shares of the Fund for the investor's account.

    A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. Any share adjustments will be made at the end of the 13-month period at the then current applicable public offering price. Investors may combine purchases that are made in their individual capacity with (1) purchases that are made by the individual's spouse or children under 21 years of age and (2) purchases made by businesses that they own as sole proprietorships for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the account application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.


    For further information about Letters of Intent, interested investors should contact MarketWatch at (800) 232-9091. This program, however, may be modified or eliminated at any time or from time to time by MarketWatch without notice.


MARKETWATCH INDIVIDUAL RETIREMENT ACCOUNT ("IRA")


    A MarketWatch IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. MarketWatch IRA contributions may be tax deductible and earnings are tax-deferred. Federal tax law restricts or eliminates the tax deductibility of IRA contributions for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

    All MarketWatch IRA distribution requests must be made in writing to BISYS, as Distributor. Any additional deposits to an IRA must distinguish the type and year of the contributions.



    For more information on the MarketWatch IRAs call MarketWatch at (800) 232-9091. Investment in Shares of the Virginia Municipal Bond Fund would not be appropriate for an IRA. Shareholders are advised to consult a tax adviser concerning MarketWatch IRA contribution and withdrawal requirements and restrictions.


AUTO INVEST PLAN


    The Auto Invest Plan enables Shareholders of the Fund to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, BISYS OHIO will deduct the amount specified from the Shareholder's bank account (as long as the Shareholder's bank is a member of the Automated Clearing House) which will automatically be invested in Shares at the public offering price on the dates of the deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in the Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the account application which can be acquired by calling
(800) 232-9091. To change the Auto Invest instructions, a Shareholder must submit a written request to MarketWatch. A Shareholder may discontinue the feature by submitting a written request to or by calling MarketWatch.


CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION

    For purposes of qualifying for a reduced sales charge, investors have the privilege of combining concurrent purchases of, and holdings in, shares of the Fund sold with a sales charge ("Eligible Shares"). Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of
(a) the dollar amount of the Eligible Shares then being purchased plus (b) the aggregate dollar amount of previously acquired Eligible Shares based upon the net asset value of such Shares at the time of purchase.


    To receive the applicable public offering price pursuant to concurrent purchases and the right of accumulation, Shareholders must, at the time of purchase, give MarketWatch sufficient information to permit confirmation of qualification. Investors may combine purchases of Eligible Shares that are made in their individual capacity with (1) purchases made by the individual's spouse or children under 21 years of age and (2) purchases made by businesses that they own as sole proprietorships for purposes of obtaining reduced sales charges pursuant to concurrent purchases and the right of accumulation. In order to accomplish this, however, investors must designate on the account application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the concurrent purchases and the right of accumulation are exercised.


EXCHANGE PRIVILEGE


    Shareholders may exchange Shares of the Fund for shares of any other fund of MarketWatch. Under such circumstances, the cost of the acquired shares will be the net asset value per share plus the appropriate sales load, if any. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the shares sought to be acquired through the exchange. Shareholders must notify MarketWatch that a sales charge was previously paid.



    The shares exchanged must have a current value at least equal to the minimum investment required (either the minimum amount required for initial investments or the minimum amount required for subsequent investments, as the case may be) for the fund whose shares are being acquired. Share exchanges will only be permitted where the Shares to be acquired may legally be sold in the investor's state of residence and where the respective fund accounts have identical registered owners. An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. A Shareholder may make an exchange request by calling MarketWatch at (800) 232-9091 or by providing written instructions to MarketWatch. An investor should consult MarketWatch for further information regarding exchanges. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a Shareholder is unable to contact MarketWatch by telephone, a Shareholder may also mail the exchange request to MarketWatch at the address listed under "HOW TO PURCHASE AND REDEEM SHARES--Redemption By Mail." MarketWatch reserves the right to modify or terminate the exchange privilege described above upon 60 days prior written notice to Shareholders and to reject any exchange request. If an exchange request in good order is received by MarketWatch by the Valuation Time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund of MarketWatch in which he or she wishes to invest before making the exchange. Shareholders wishing to make use of MarketWatch's exchange program must so indicate on the fund application.



    MarketWatch's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, to prevent excessive use of the exchange privilege that may potentially disrupt the management of MarketWatch and increase transaction costs, MarketWatch has established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to six substantive exchange redemptions from the Fund during any calendar year.


SYSTEMATIC EXCHANGE PROGRAM


    MarketWatch offers a Systematic Exchange Program in which a Shareholder having a minimum initial balance of $5,000 in a Money Market Fund account may elect to have BISYS OHIO automatically withdraw a specified amount (subject to the applicable minimums) from such account, at regular intervals, and invest the amount in another existing MarketWatch fund account having a minimum balance of $100. The cost of the acquired Shares will be their net asset value plus any applicable sales charges. Shareholders must maintain a minimum account balance of $500 in the Money Market Fund, at all times, during the period the Shareholder participates in the Systematic Exchange Program. By using this program, Shareholders will be able to benefit from dollar-cost-averaging. Shareholders may obtain an application form and additional information regarding this service by calling MarketWatch at (800) 232-9091.

REDEMPTION OF SHARES

    Shareholders may redeem their Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt of a valid redemption request. Redemptions may be requested by mail or by telephone.

REDEMPTION BY MAIL


    A written request for redemption must be received by BISYS OHIO in order to honor the request. Such requests should be sent to: MarketWatch Funds, P.O. Box 27252, Richmond, Virginia 23261-7252. BISYS OHIO will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies, and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. BISYS OHIO reserves the right to reject any signature guarantee if (l) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (l) the redemption check is payable to the Shareholder(s) of record and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. There is no charge for having redemption requests mailed to a designated bank account.


REDEMPTION BY TELEPHONE


    Shares may be redeemed by telephone if the Shareholder selected that option on the account application. The Shareholder may have the proceeds mailed to his or her address of record or mailed or sent electronically to a commercial bank account previously designated on the account application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by telephone to MarketWatch at (800) 232-9091. The then-current charge of CFNB, as Custodian, for electronically transferred redemptions may be deducted from the proceeds of an electronically transferred redemption. This charge, if applied, is presently $12.00 for each electronically transferred redemption. It is not necessary for Shareholders to confirm telephone redemption requests in writing. During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact MarketWatch by telephone, a Shareholder may also mail the redemption request to MarketWatch at the address listed above under "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Mail." BISYS, BISYS OHIO, CFNB, and MarketWatch will not be liable for any losses, damages, expenses, or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Fund's telephone transaction procedures, upon instructions believed to be genuine. MarketWatch will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, MarketWatch or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all telephone conversations, sending confirmation to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account.

AUTO WITHDRAWAL PLAN


    The Auto Withdrawal Plan enables Shareholders of the Fund to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, BISYS OHIO will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The Shareholder's account balance must have a current market value of at least $10,000 to be eligible for the Auto Withdrawal Plan. The required minimum withdrawal is $100. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 232-9091 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. To change the Auto Withdrawal instructions, a Shareholder must submit a written request to MarketWatch. A Shareholder may discontinue the feature by submitting a written request to or by calling MarketWatch.


PAYMENTS TO SHAREHOLDERS


    Redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the time period prescribed by the settlement requirements of the Securities Exchange Act of 1934, after receipt by MarketWatch of the request for redemption. However, to the greatest extent possible, MarketWatch will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by BISYS OHIO before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to MarketWatch or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.



    At various times, MarketWatch may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, MarketWatch may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares, which delay may be for up to 15 days or more. MarketWatch intends to pay cash for all Shares redeemed, but if it appears appropriate to do so in light of MarketWatch's responsibilities under the 1940 Act, MarketWatch may make payment wholly or partly in portfolio securities at their then-current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.



    Due to the relatively high cost of handling small investments, the Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares), the account of such Shareholder has a value of less than $100. Before the Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $100. (See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION--Matters Affecting Redemption" in the Statement of Additional Information for examples of when

MarketWatch may suspend the right of redemption if it appears appropriate to do so in light of MarketWatch's responsibilities under the 1940 Act.)


                              DIVIDENDS AND TAXES

DIVIDENDS


    The net income of the Fund is declared monthly as a dividend to Shareholders at the close of business on the day of declaration, and such dividend is generally paid monthly. Distributable net realized capital gains are distributed at least annually. A Shareholder of a Fund will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election must be made on the account application; any change in such election must be made in writing to BISYS OHIO at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by BISYS OHIO.


FEDERAL TAXES


    Each of the funds of MarketWatch is treated as a separate entity for federal tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interests of that fund's shareholders. A regulated investment company is generally exempt from federal income tax on amounts distributed to shareholders.



    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its Shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any) for such year. In general, the Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of the Fund is to distribute as dividends substantially all of its investment company taxable income and any net tax-exempt interest income each taxable year. Such dividends will be taxable as ordinary income to the Fund's Shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to a Retirement Plan or IRA are deferred under the Code.) The dividends received deduction for corporations will apply to such distributions to the extent of the total qualifying dividends received by the Fund from domestic corporations for the taxable year.


    Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to its Shareholders. The Fund will generally have no tax liability with respect to such gains, and the distributions will be taxable to the Shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the Shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares.

    Dividends declared in October, November, or December of any year payable to Shareholders of record on a specified date in such months will be deemed to have been received by Shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

    Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or distributions declared shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the per share amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, may be subject to tax.


    A taxable gain or loss may be realized by a Shareholder upon his redemption, transfer, or exchange of Fund Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer, or exchange. Generally, a Shareholder may include sales charges incurred upon the purchase of Fund Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the Shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of MarketWatch's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the Shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new Shares.



    Shareholders will be advised at least annually as to the character of distributions made to them each year for federal income tax purposes. Shareholders should consult their own tax advisers concerning their specific situations and the application of state and local taxes which may differ from the federal tax consequences described above.



                           MANAGEMENT OF MARKETWATCH



TRUSTEES AND OFFICERS OF MARKETWATCH



    Overall responsibility for management of MarketWatch rests with its Board of Trustees, which is elected by the shareholders of MarketWatch's funds. MarketWatch will be managed by the trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The trustees, in turn, elect the officers of MarketWatch to supervise actively its day-to-day operations.



    The trustees and officers of MarketWatch, their addresses and principal occupations during the past five years are as follows:

                                        POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                        WITH MARKETWATCH           DURING PAST 5 YEARS
----------------------------------   ----------------------  -------------------------------

J. David Huber*                      Chairman and Trustee    Employee, BISYS Fund Services,
  3435 Stelzer Road                                          Inc.
  Columbus, Ohio 43219

Walter B. Grimm*                     President and Trustee   Employee, BISYS Fund Services,
  3435 Stelzer Road                                          Inc.
  Columbus, Ohio 43219

Stephen G. Mintos                    Vice President and      Employee, BISYS Fund Services,
  3435 Stelzer Road                  Treasurer               Inc.
  Columbus, Ohio 43219

William J. Tomko                     Vice President          Employee, BISYS Fund Services,
  3435 Stelzer Road                                          Inc.
  Columbus, Ohio 43219

Sean M. Kelly                        Secretary               Employee, BISYS Fund Services,
  3435 Stelzer Road                                          Inc.
  Columbus, Ohio 43219

Nancy E. Converse                    Assistant Secretary     Employee, BISYS Fund Services,
  3435 Stelzer Road                                          Inc.
  Columbus, Ohio 43219

Alaina V. Metz                       Assistant Secretary     Employee, BISYS Fund Services,
  3435 Stelzer Road                                          Inc. June 1995 to Present and
  Columbus, Ohio 43219                                       Alliance Capital Management
                                                             1989 to May 1995.

Christina T. Simmons                 Assistant Secretary     Counsel/Attorney 1985 to
  Drinker Biddle & Reath                                     Present.
  1345 Chestnut Street
  Philadelphia, Pennsylvania 19107

Anne Gregory Rhodes                  Trustee                 Delegate, General Assembly of
  P.O. Box 14569                                             Virginia, January, 1992 to
  Richmond, Virginia 23221                                   Present.

Alvin J. Schexnider                  Trustee                 Chancellor, Winston-Salem State
  Winston-Salem State University                             University, 1996 to Present,
  601 Martin Luther King, Jr.                                Vice Provost for Undergraduate
  Drive Winston-Salem, NC 27110                              Students, 1991 to 1995, and
                                                             Associate Vice President for
                                                             Academic Affairs 1987 to 1991,
                                                             Virginia Commonwealth
                                                             University.

G.E.R. Stiles                        Trustee                 Retired; Senior Vice President
  301 Caroline Street                                        and Chief Financial Officer,
  Ashland, Virginia 23005                                    A.H. Robins Company,
                                                             Incorporated, December, 1989 to
                                                             February, 1990.


------------

* The Chairman and President are considered by MarketWatch to be "interested persons" of MarketWatch as defined in the 1940 Act.

    The trustees of MarketWatch receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS or BISYS OHIO receives any compensation from MarketWatch for acting as a trustee or officer of MarketWatch . Additional information on the compensation paid by MarketWatch to its trustees and officers is included in the Statement of Additional Information. BISYS receives fees from MarketWatch for acting as administrator. BISYS OHIO also receives fees from the Fund for acting as transfer agent and for providing certain fund accounting services.


INVESTMENT ADVISER


    Central Fidelity National Bank, 1021 East Cary Street, Richmond, Virginia 23219 ("CFNB"), is the investment adviser for the Fund. CFNB is controlled by Central Fidelity Banks, Inc., a bank holding company. CFNB is Virginia's third largest bank, with assets in excess of $10.8 billion as of December 31, 1995. CFNB operates 246 banking offices throughout Virginia. The core operating strategies of CFNB are to remain an independent, Virginia-only bank, concentrating on the fundamental banking principles of maintaining solid core deposit growth while adhering to sound, conservative credit policies and providing customers with excellent service.



    CFNB has provided investment management services through its Financial Services Group or one of its predecessor organizations for over 50 years. As of December 31, 1995, its Financial Services Group had approximately $2.2 billion in assets under discretionary management and provided non-discretionary or custody services for an additional $7.6 billion in securities. As the investment adviser to MarketWatch, CFNB provides Shareholders with the same professional money management expertise that it has provided to its trust clients.



    Subject to the general supervision of MarketWatch's Board of Trustees and in accordance with the Fund's investment objective and restrictions, CFNB manages the investments of the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains the Fund's records relating to such purchases and sales.

    Paul P. Baran, CFA has managed the Fund since its inception. Mr. Baran has approximately 20 years of investment experience. He joined CFNB in 1987 as the chief investment officer of the investment management department. Prior to that time, he was with BancOklahoma and National Bank of Detroit. Mr. Baran is a chartered financial analyst and has an MBA in finance.

    For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with MarketWatch, CFNB is entitled to receive a fee from the Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the Fund's average daily net assets. The advisory fee is higher than those payable by many other investment companies. However, the Fund believes that such fee is within the range of fees payable by investment portfolios with comparable investment objectives and policies. CFNB may periodically waive all or a portion of its advisory fee and may reimburse the Fund for certain expenses to increase the net income of the Fund available for distribution as dividends. CFNB may not seek recovery of such waived fees or reimbursed expenses at a later date. Such waivers and reimbursements would cause the yield of the Fund to be higher than it would otherwise be in their absence.

ADMINISTRATOR AND DISTRIBUTOR


    BISYS is the administrator for the Fund and also acts as the Fund's principal underwriter and distributor ( "BISYS, as Administrator" or "BISYS, as Distributor," as the context indicates).



    BISYS, as Administrator, generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with MarketWatch, BISYS is entitled to receive a fee from the Fund, computed daily and paid periodically, calculated at an annual rate of twenty one-hundredths of one percent (.20%) of the Fund's average daily net assets. BISYS may periodically waive all or a portion of its administrative fee and may reimburse the Fund for certain expenses to increase the net income of the Fund available for distribution as dividends. BISYS may not seek recovery of such waived fees or reimbursed expenses at a later date. Such waivers and reimbursements would cause the yield of the Fund to be higher than it would otherwise be in their absence.


EXPENSES


    CFNB and BISYS, as Administrator, each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund bears expenses relating to its operations, including taxes, interest, fees and expenses of trustees and officers, Commission fees, state securities qualification fees, advisory fees, administration fees, charges of the Fund's custodian and transfer agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings, expenses relating to the promotion and distribution of Fund Shares and shareholder servicing, and any extraordinary expenses. The Fund also pays for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.


DISTRIBUTION PLAN


    MarketWatch has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-l of the 1940 Act, under which the Fund is authorized to pay BISYS, as Distributor, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net assets of the Fund, in compensation for distribution assistance and administrative support services provided to Shareholders and expenses assumed in connection with Shares of the Fund (collectively referred to as, the "Fee"). The Fee may be used to compensate banks for administrative support services and to pay broker-dealers and other institutions (each such bank, broker-dealer and other institution is hereafter referred to as a "Participating Organization") for similar services, including distribution services, pursuant to an agreement between BISYS and the Participating Organization. Under the Plan, a Participating Organization may include CFNB, BISYS, and their subsidiaries and affiliates.

    BISYS, as Distributor, may use the Fees applicable to the Fund's Shares to compensate for payments or expenses incurred in connection with (l) distribution assistance with respect to the sale of Shares, (2) administrative support services provided to the holders of Shares and (3) Participating Organizations' provision of services to customers that own Shares. (For more information concerning the nature of the Fund's Shares, see "GENERAL INFORMATION-- Description of MarketWatch and Its Shares.") The Fee may be more or less than the actual direct or indirect expenses incurred in a particular year, thereby giving rise to a profit or a loss, in connection with distribution and/or shareholder administrative support services provided under the Plan.



    Pursuant to the Plan, BISYS, as Distributor, has entered into a servicing agreement with CFNB pursuant to which CFNB has agreed to provide certain administrative support services in connection with Shares of the Fund purchased and held by CFNB for the accounts of its Customers and Shares of the Fund purchased and held by Customers of CFNB directly, including, but not limited to, establishing and maintaining Customer accounts and records, aggregating and processing purchase, exchange and redemption transactions for Customers, answering routine Customer questions concerning the Fund and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, CFNB receives a monthly fee from BISYS computed at the annual rate of up to .25% of the average aggregate net assets of Shares of the Fund held during the period for which CFNB had provided services under this Agreement.


BANKING LAWS


    CFNB believes that it possesses the legal authority to perform the services for the Fund contemplated by its investment advisory agreement and its custodian agreement with MarketWatch as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its agreements with MarketWatch. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which CFNB could continue to perform such services for the Fund. (See "MANAGEMENT OF MARKETWATCH--Banking Laws" in the Statement of Additional Information for further discussion of applicable law and regulations.)


                              GENERAL INFORMATION


DESCRIPTION OF MARKETWATCH AND ITS SHARES



    MarketWatch was organized as a Massachusetts business trust on June 4, 1992. MarketWatch consists of five funds. The four other funds of MarketWatch, not discussed in this Prospectus, are the MarketWatch Flexible Income , MarketWatch Intermediate Fixed Income , MarketWatch Virginia Municipal Bond and MarketWatch Money Market Funds. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the trustees (see "Miscellaneous" below). Shares have a par value of $.001 per share, and do not have preemptive or conversion rights.



    Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, shareholders of each fund will vote in the aggregate with other shareholders of MarketWatch with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of a particular fund will vote as a fund, and not in the aggregate with other shareholders of MarketWatch, for purposes of approval of that fund's investment advisory agreement, on matters submitted to a fund's shareholders pertaining to such fund's arrangements with Participating Organizations pursuant to the Plan adopted for such shares, and any changes in its fundamental investment limitations.


    Overall responsibility for the management of the Fund is vested in the Board of Trustees of MarketWatch. (See "MANAGEMENT OF MARKETWATCH--Trustees and Officers of MarketWatch.") Individual trustees are elected by the shareholders of MarketWatch and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Agreement and Declaration of Trust and Code of Regulations of MarketWatch and Massachusetts law. (See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.)



    An annual or special meeting of shareholders to conduct necessary business is not required by the Agreement and Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect trustees, amend the Agreement and Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, MarketWatch may elect not to have an annual or special meeting.

    The trustees will call a special meeting of shareholders for purposes of considering the removal of one or more trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of MarketWatch. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of MarketWatch), by majority vote, has the power to remove one or more trustees. MarketWatch will assist in shareholder communication in such matters consistent with its undertaking pursuant to section 16(c) of the 1940 Act.

    As of February 29, 1996, CFNB held of record approximately 80.4% of the outstanding Shares of the Fund. Beneficial ownership of the Shares is disclaimed by CFNB.


CUSTODIAN


    Central Fidelity National Bank ("CFNB, as Custodian") serves as custodian for the Fund. Pursuant to the Custodian Agreement with MarketWatch, CFNB, as Custodian, receives compensation from the Fund for such services and out-of-pocket expenses.


TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


    BISYS Fund Services, Ohio Inc. ("BISYS OHIO"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with MarketWatch and receives a fee for such services. BISYS OHIO also provides certain accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee for such services. (See "MANAGEMENT OF MARKETWATCH--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.)

    While BISYS OHIO is a distinct legal entity from BISYS (MarketWatch's administrator and distributor), BISYS OHIO is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS OHIO is owned by substantially the same persons that directly or indirectly own BISYS.

PERFORMANCE INFORMATION

    From time to time performance information for the Fund showing its average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the Fund's net investment income per share earned during a recent one-month period by the Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

    In addition, from time to time, the Fund may present its distribution rates in supplemental sales literature that is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per share made by the Fund over a twelve-month period by the maximum offering price per share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items.

    Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds with similar investment objectives and relevant indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, The Russell 2000 Index, and Morningstar, Inc. and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, Fortune, Ibbotson Associates, Inc., U.S.A. Today, CDA/Wiesenberger, American Banker, Institutional Investor and local newspapers. In addition to yield information, general information about the Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to Shareholders. Additional performance information is contained in the Fund's Annual Report, which is available free of charge by calling the telephone number on the front page of the prospectus.


    Yield and total return are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by CFNB or any of its affiliates with respect to customer accounts for investing in shares of MarketWatch will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if CFNB and BISYS voluntarily reduce all or part of their respective fees, as further discussed below, the yield and total return of that fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

MISCELLANEOUS

    Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent public accountants.


    As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of MarketWatch not readily identified as belonging to a particular fund that are allocated to the fund by MarketWatch's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of MarketWatch as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.


    As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.


    Inquiries regarding the Fund may be directed in writing to MarketWatch at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 232-9091.

                                                [MARKETWATCH FUNDS LOGO]
INVESTMENT ADVISER AND CUSTODIAN
Central Fidelity National Bank
1021 East Cary Street
Richmond, Virginia 23219


ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219


LEGAL COUNSEL
Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, Pennsylvania 19107

AUDITORS                                             EQUITY FUND
KPMG Peat Marwick LLP
Two Nationwide Plaza
Suite 1600
Columbus, Ohio 43215


TABLE OF CONTENTS

                                         PAGE
                                         ----
PROSPECTUS SUMMARY....................     2
FEE TABLE.............................     3
FINANCIAL HIGHLIGHTS..................     4
INVESTMENT OBJECTIVE, POLICIES, AND
RISK CONSIDERATIONS...................     5
INVESTMENT RESTRICTIONS...............     8
VALUATION OF SHARES...................     9
HOW TO PURCHASE AND REDEEM SHARES.....    10
DIVIDENDS AND TAXES...................    19
MANAGEMENT OF MARKETWATCH.............    21      CENTRAL FIDELITY NATIONAL BANK
GENERAL INFORMATION...................    24            RICHMOND, VIRGINIA
                                                        INVESTMENT ADVISER




     NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS
NOT CONTAINED IN THIS PROSPECTUS IN                    BISYS FUND SERVICES, INC.
CONNECTION WITH THE OFFERING MADE
BY THIS PROSPECTUS AND, IF GIVEN OR MADE,
SUCH INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING BEEN
AUTHORIZED BY THE FUND OR ITS  DISTRIBUTOR.
THIS PROSPECTUS DOES NOT CONSTITUTE AN          Prospectus dated March 29, 1996
OFFERING BY THE FUND OR BY THE DISTRIBUTOR
IN ANY JURISDICTION IN WHICH SUCH OFFERING
MAY NOT LAWFULLY BE MADE.

                   MARKETWATCH INTERMEDIATE FIXED INCOME FUND
                        MARKETWATCH FLEXIBLE INCOME FUND
                    MARKETWATCH VIRGINIA MUNICIPAL BOND FUND


3435 Stelzer Road                                   For current yield, purchase,
Columbus, Ohio 43219                                and repurchase information,
                                                    call (800) 232-9091.

    The MarketWatch Funds ("MarketWatch") is an open-end management investment company that currently consists of five separate investment portfolios. This Prospectus relates only to the MarketWatch Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), the MarketWatch Flexible Income Fund (the "Flexible Income Fund"), and the MarketWatch Virginia Municipal Bond Fund (the "Virginia Municipal Bond Fund"), (collectively, the "Funds"). The Virginia Municipal Bond Fund is a non-diversified investment portfolio of MarketWatch. Each of the other Funds is a diversified investment portfolio of MarketWatch.

    The Intermediate Fixed Income and Flexible Income Funds' investment objective is to seek current income consistent with preservation of capital. The Intermediate Fixed Income Fund invests primarily in debt securities and expects to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The Flexible Income Fund invests primarily in debt securities and expects to maintain a dollar-weighted average portfolio maturity of 1 to 5 years.


    The Virginia Municipal Bond Fund's investment objective is to seek as high a level of current income that is exempt from federal income tax and Virginia income tax as is consistent with the preservation of capital. The Virginia Municipal Bond Fund invests primarily in high-grade debt obligations issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, municipalities, and public authorities, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and Virginia income tax.


    Central Fidelity National Bank ("CFNB"), Richmond, Virginia, acts as the investment adviser to each of the Funds.


    SHARES OF THE FUNDS:


    . ARE NOT FDIC INSURED;

    . ARE NOT DEPOSITS, OTHER OBLIGATIONS OF, OR GUARANTEED BY CFNB; AND

    . ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE
      PRINCIPAL AMOUNT INVESTED.

    BISYS Fund Services, Inc. ("BISYS") acts as the Funds' administrator and distributor. BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration, and recordkeeping services to and through banking and other financial organizations. BISYS Fund Services, Ohio, Inc. ("BISYS OHIO"), an affiliate of BISYS, acts as the Funds' transfer agent and performs certain accounting services for the Funds.

    Interested persons who wish to obtain copies of the prospectuses of the MarketWatch Money Market or MarketWatch Equity Funds, the other funds of MarketWatch, may contact MarketWatch at the telephone number shown above. Additional information about the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request without charge by writing to the Funds at their address or by calling the Funds at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.



    This Prospectus sets forth concisely the information about the MarketWatch Intermediate Fixed Income, MarketWatch Flexible Income, and MarketWatch Virginia Municipal Bond Funds that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

                              -------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
               PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
                              -------------------

                 The date of this Prospectus is March 29, 1996.

                               PROSPECTUS SUMMARY


SHARES OFFERED...............  The Intermediate Fixed Income, Flexible Income, and Virginia
                                 Municipal Bond Funds are three investment portfolios of
                                 MarketWatch (a Massachusetts business trust), which issues shares of beneficial interest ("Shares") representing
                                 interests in these investment portfolios.

OFFERING PRICE...............  The public offering price for Shares of each Fund is equal to the net asset value per share plus a sales charge equal to 4.50% of the public offering price (4.71% of the net
                                 amount invested), reduced on investments of $100,000 or
                                 more (see "SALES CHARGES"); provided, however that under
                                 certain circumstances, the sales charge may be reduced or
                                 eliminated (see "REDUCED SALES CHARGES" and "SALES CHARGE
                                 WAIVERS").

MINIMUM PURCHASE.............  The minimum initial investment is generally $1,000. The minimum amount for subsequent investments is generally $100.

TYPE OF COMPANY..............  The Virginia Municipal Bond Fund is a non-diversified series of MarketWatch. Each of the other Funds is a diversified
                                 series of MarketWatch. MarketWatch is an open-end,
                                 management investment company.

INVESTMENT OBJECTIVES........  The Intermediate Fixed Income and Flexible Income Funds each seek current income consistent with preservation of
                                 capital. The Virginia Municipal Bond Fund seeks current
                                 income that is exempt from federal income tax and Virginia income tax.

INVESTMENT POLICIES..........  Under normal market conditions, the Intermediate Fixed
                                 Income Fund invests primarily in debt securities that
                                 generally have a stated maturity or estimated average life of 10 years or less and expects to maintain a
                                 dollar-weighted average portfolio maturity of 3 to 10
                                 years. Under normal market conditions, the Flexible Income
                                 Fund invests primarily in debt securities and expects to
                                 maintain a dollar-weighted average portfolio maturity of 1 to 5 years. Under normal market conditions, the Virginia
                                 Municipal Bond Fund invests primarily in debt obligations
                                 issued by the Commonwealth of Virginia, its political
                                 subdivisions, municipalities and public authorities.

INVESTMENT ADVISER...........  Central Fidelity National Bank.

DIVIDENDS AND CAPITAL
  GAINS......................  Dividends from net income are declared and paid monthly. Net realized capital gains if any, are distributed at least
                                 annually.

DISTRIBUTOR..................  BISYS Fund Services, Inc.

                                   FEE TABLE


                                                                 INTERMEDIATE    FLEXIBLE    VIRGINIA
                                                                 FIXED INCOME     INCOME     MUNICIPAL
                                                                     FUND          FUND      BOND FUND
                                                                 ------------    --------    ---------
SHAREHOLDER TRANSACTION EXPENSES
    Maximum Sales Load Imposed on Purchases (as a percentage
      of offering price)......................................       4.50%         4.50%        4.50%
ANNUAL FUND OPERATING EXPENSES (as a percentage of offering
  price)
    Advisory Fees After Fee Waivers(1)........................        .49%          .44%         .39%
    12b-1 Fees................................................        .25%          .25%         .25%
    Other Expenses After Fee Waivers and Expense
      Reimbursements(1).......................................        .36%          .46%         .41%
                                                                      ---           ---          ---
    Total Fund Operating Expenses After Fee Waivers and
      Expense Reimbursements(1)...............................       1.10%         1.15%        1.05%
                                                                      ---           ---          ---
                                                                      ---           ---          ---


------------


(1) "Other Expenses After Fee Waivers and Expense Reimbursements" include administration fees. The management and administration agreement provides that administration fees will not exceed .20% of each Fund's average net assets (See "MANAGEMENT OF MARKETWATCH-- Administrator and Distributor").

    As a result of the payment of Sales Loads and 12b-1 Fees, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under MarketWatch's Distribution and Services Plan to a certain percent of total new gross share sales, plus interest. The Funds would stop accruing 12b-l Fees if, to the extent, and for as long as, such limit would otherwise be exceeded.


EXAMPLE


You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ------   -------   -------   --------
Intermediate Income Fund........................................   $ 56      $78      $ 103      $173
Flexible Income Fund............................................   $ 56      $80      $ 105      $178
Virginia Municipal Bond Fund....................................   $ 55      $77      $ 100      $167



    The purpose of the above table is to assist a potential purchaser of a Fund's Shares in understanding the various costs and expenses that an investor in such Fund will bear directly or indirectly. Such expenses do not include a fee of $12.00, charged by CFNB, as Custodian, for each redemption paid by electronic transfer or any fees charged by CFNB or any of its affiliates to its customer accounts which may have invested in Shares of the Funds. The information set forth in the Fee Table above for each Fund is based on the advisory fees, administration fees, 12b-1 fees, and other expenses payable by each Fund after fee waivers and expense reimbursements for the fiscal year ended November 30, 1995. Absent fee waivers and expense reimbursements, for the Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, Advisory Fees would have been .74%, .74%, and .74%, respectively, Other Expenses would have been .52%, .57%, and .52%, respectively, and Total Fund Operating Expenses would have been 1.51%, 1.56%, and 1.51%, respectively, of the Funds' average net assets. During the current fiscal year, CFNB and/or BISYS anticipate voluntarily waiving a portion of the fees payable to them and reimbursing the Funds for certain expenses. They have the right to discontinue such waivers and reimbursements at any time without MarketWatch's consent. (See "MANAGEMENT OF MARKETWATCH" and "GENERAL INFORMATION" for a more complete discussion of the transaction expenses and annual operating expenses for shareholders in each of the Funds (the "Shareholders").)


  THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
      FUTURE EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY
                    BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


    The financial information included in the table below has been derived from the financial statements included in the Statement of Additional Information and has been audited by KPMG Peat Marwick LLP, MarketWatch's independent auditors. This financial information should be read in conjunction with such financial statements. Further information about the performance of the Funds is available in the annual report to shareholders. Both the Statement of Additional Information and the annual report to shareholders may be obtained from MarketWatch free of charge by calling the number on the front cover of this Prospectus.


    The table below sets forth selected financial data for a Fund Share outstanding throughout each period presented.

                                                      YEAR OR PERIOD ENDED NOVEMBER 30
                            -------------------------------------------------------------------------------------
                            INTERMEDIATE   INTERMEDIATE   INTERMEDIATE                                               VIRGINIA
                            FIXED INCOME   FIXED INCOME   FIXED INCOME     FLEXIBLE      FLEXIBLE      FLEXIBLE      MUNICIPAL
                                FUND           FUND           FUND        INCOME FUND   INCOME FUND   INCOME FUND    BOND FUND
                                1995           1994         1993(A)          1995          1994         1993(A)        1995
                            ------------   ------------   ------------    -----------   -----------   -----------    ---------
NET ASSET VALUE, BEGINNING
 OF PERIOD................    $   9.31       $  10.20       $  10.00        $  9.66       $ 10.03       $ 10.00       $  9.40
                                ------         ------         ------      -----------   -----------   -----------    ---------
INVESTMENT ACTIVITIES:
   Net investment
     income...............        0.55           0.44           0.33           0.45          0.34          0.26          0.42
   Net realized and
    unrealized gains
    (losses) from
      investments.........        0.76          (0.79)          0.19           0.37         (0.36)         0.02          0.85
                                ------         ------         ------      -----------   -----------   -----------    ---------
   Total from Investment
     Activities...........        1.31          (0.35)          0.52           0.82         (0.02)         0.28          1.27
                                ------         ------         ------      -----------   -----------   -----------    ---------
DISTRIBUTIONS:
   From net investment
     income...............       (0.54)         (0.43)         (0.32)         (0.45)        (0.34)        (0.25)        (0.42)
   In excess of net
    Investment Income.....       (0.01)         (0.01)
   In excess of net
     realized gains.......                      (0.10)                                      (0.01)
                                ------         ------         ------      -----------   -----------   -----------    ---------
   Total Distributions....       (0.55)         (0.54)         (0.32)         (0.45)        (0.35)        (0.25)        (0.42)
                                ------         ------         ------      -----------   -----------   -----------    ---------
NET ASSET VALUE, END OF
  PERIOD..................    $  10.07       $   9.31       $  10.20        $ 10.03       $  9.66       $ 10.03       $ 10.25
                                ------         ------         ------      -----------   -----------   -----------    ---------
                                ------         ------         ------      -----------   -----------   -----------    ---------
Total Return(c)...........       14.44%         (3.51)%         5.19%(d)       8.68%        (0.12)%        2.77%(d)     13.79%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
    period (000)..........    $ 35,796       $ 48,730       $ 64,674        $20,864       $23,322       $29,132       $54,041
   Ratio of expenses to
    average net assets....        1.10%          1.09%          1.08%(e)       1.15%         1.13%         1.12%(e)      1.05%
   Ratio of net investment
    income to average net
    assets................        5.60%          4.46%          3.92%(e)       4.57%         3.47%         3.16%(e)      4.33%
   Ratio of expenses to
    average net assets*...        1.51%          1.49%          1.47%(e)       1.56%         1.58%         1.64%(e)      1.51%
   Ratio of net investment
    income to average net
    assets*...............        5.19%          4.07%          3.53%(e)       4.16%         3.01%         2.64%(e)      3.87%
Portfolio Turnover........       43.65%         55.36%         57.40%         64.14%        19.65%        64.40%        77.50%


                            VIRGINIA    VIRGINIA
                            MUNICIPAL   MUNICIPAL
                            BOND FUND   BOND FUND
                              1994       1993(B)
                            ---------   ---------
NET ASSET VALUE, BEGINNING
 OF PERIOD................   $ 10.31     $ 10.00
                            ---------   ---------
INVESTMENT ACTIVITIES:
   Net investment
     income...............      0.38        0.28
   Net realized and
    unrealized gains
    (losses) from
      investments.........     (0.90)       0.30
                            ---------   ---------
   Total from Investment
     Activities...........     (0.52)       0.58
                            ---------   ---------


DISTRIBUTIONS:
   From net investment
     income...............     (0.38)      (0.27)
   In excess of net
    Investment Income.....
   In excess of net
     realized gains.......     (0.01)
                            ---------   ---------
   Total Distributions....     (0.39)      (0.27)
                            ---------   ---------
NET ASSET VALUE, END OF
  PERIOD..................   $  9.40     $ 10.31
                            ---------   ---------
                            ---------   ---------
Total Return(c)...........     (5.17)%      5.84%(d)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
    period (000)..........   $39,978     $33,652
   Ratio of expenses to
    average net assets....      1.04%       1.02%(e)
   Ratio of net investment
    income to average net
      assets..............      3.90%       3.65%(e)
   Ratio of expenses to
    average net assets*...      1.56%       1.66%(e)
   Ratio of net investment
    income to average net
      assets*.............      3.38%       3.01%(e)
Portfolio Turnover........     87.36%      86.08%


------------


   *  During the period, certain fees were voluntarily reduced. In addition, certain fees were voluntarily reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
 (a)  The Fund commenced operations on January 29, 1993.
 (b)  The Fund commenced operations on February 1, 1993.
 (c)  Excludes sales charge.
 (d)  Not Annualized.
 (e)  Annualized.

            INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS

IN GENERAL


    The Intermediate Fixed Income and the Flexible Income Funds' investment objective is to seek current income consistent with preservation of capital. The Virginia Municipal Bond Fund's investment objective is to seek as high a level of current income that is exempt from federal income tax and Virginia income tax as is consistent with the preservation of capital. These investment objectives are fundamental policies and, as such, may not be changed without an affirmative vote of the holders of a majority of the outstanding Shares of each Fund (as defined in the Statement of Additional Information). The other policies of the Funds may be changed without a vote of the holders of a majority of Shares unless (l) the policy is expressly deemed to be a fundamental policy of a Fund or (2) the policy is expressly deemed to be changeable only by such majority vote. There can be no assurance that the investment objective of a Fund will be achieved. By focusing on a portfolio with a dollar-weighted average maturity of 1 to 5 years, the Flexible Income Fund may provide investors with less market volatility than the Intermediate Fixed Income Fund. However, the Intermediate Fixed Income Fund may provide investors with higher amounts of current income. The Virginia Municipal Bond Fund may provide certain investors with a higher amount of current income, on an after-tax basis, than the other Funds but may experience a greater variation in Share price than such Funds.


THE INTERMEDIATE FIXED INCOME AND FLEXIBLE INCOME FUNDS


    Under normal market conditions, (i) the Intermediate Fixed Income Fund invests substantially all, but in no event less than 65%, of the value of its total assets in fixed-income securities with stated maturities or estimated average lives of 10 years or less, and (ii) the Flexible Income Fund invests substantially all, but in no event less than 65%, of the value of its total assets in fixed-income securities. Such securities may include but are not limited to, corporate debt securities (including notes, bonds, and debentures), mortgage-related and other asset-backed securities, and debt securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Some of the securities in which each Fund may invest may have warrants or options attached. The corporate and government obligations will generally have a stated or remaining maturity within the maximum maturity specified above for the Intermediate Fixed Income Fund or may have an unconditional redemption feature that would permit that Fund to require the issuer of the security to redeem the security within the 10-year period from the date of purchase by the Fund. This Fund may also acquire corporate and government obligations with a stated or remaining maturity in excess of its maximum maturity if it also acquires an unconditional put to sell the security within the 10-year period. The remainder of each Fund's assets may be comprised of high quality money market instruments (commercial paper, certificates of deposit, and bankers' acceptances), variable amount master demand notes, variable and floating rate notes, and state, municipal, or industrial revenue bonds. In addition, the Funds may engage in certain option transactions, loans of portfolio securities, repurchase agreements, and reverse repurchase agreements. To the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the Commission, each Fund may also invest in other investment portfolios advised by CFNB. The Intermediate Fixed Income Fund expects to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The Flexible Income Fund expects to maintain a dollar-weighted average portfolio maturity of 1 to 5 years.



    The types of U.S. government securities in which the Funds invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds, and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations: still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund will invest in the obligations of such agencies or instrumentalities only when CFNB believes that the credit risk with respect thereto is minimal. The U.S. Government does not guarantee the market value of any security. The market value of the Fund's portfolio securities and of the Shares of the Fund can be expected to fluctuate as interest rates change.

    Each Fund expects to invest in bonds, notes, and debentures of a wide range of U.S. corporate issuers. Such obligations, in the case of debentures, represent unsecured promises to pay, in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and in most cases differ in their interest rates, maturities, and times of issuance. Each Fund invests in such corporate debt securities only if they carry a rating at the time of purchase in one of the three highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, which CFNB deems to be of comparable quality. (See the Appendix to the Statement of Additional Information for a complete description of ratings of these and other debt securities.)



    Each Fund may purchase mortgage-related securities with stated maturities in excess of 10 years. Mortgage-related securities include collateralized mortgage obligations and participation certificates in pools of mortgages. The average life of mortgage-related securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and hence the average life of the certificates, will be a function of current market interest rates and current conditions in the relevant housing markets. Estimated average life will be determined by CFNB, and will be used in determining each Fund's dollar weighted average maturity. Various independent mortgage-related securities dealers publish estimated average life data using proprietary models and, in making such determinations, CFNB will rely on such data except to the extent such data are deemed unreliable by CFNB. CFNB might deem data unreliable which appeared to present a significantly different estimated average life for a security than data relating to the estimated average life of comparable securities as provided by other independent mortgage-related securities dealers.

    Mortgage-related securities may be issued by governmental and non-governmental entities, and will be purchased only if they carry a rating at the time of purchase in one of the three highest rating categories assigned by a NRSRO or, if unrated, which CFNB deems to present attractive opportunities and be of comparable quality.


    Each Fund may also invest in other asset-backed securities, which are interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of

Automobile Receivables or CARS) and credit card receivables (known as Certificates of Amortizing Revolving Debts or CARDS). These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. These securities may also be collateralized debt obligations which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. These asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. These securities will be purchased by the Funds only when rated in one of the three highest rating categories assigned by a NRSRO at the time of purchase or, if unrated, when CFNB deems them to present attractive opportunities and be of comparable quality. They may be purchased by the Intermediate Fixed Income Fund if the estimated average life is determined not to exceed 10 years. CFNB will limit purchases of asset-backed securities to securities that are readily marketable at the time of purchase.



    Each Fund may purchase commercial paper rated at the time of purchase in the highest rating category assigned by a NRSRO or, if not rated, which CFNB deems to be of comparable quality.

    For temporary defensive purposes, a Fund may invest all or any portion of its assets in the money market instruments and repurchase agreements described above when, in the opinion of CFNB, it is in the best interests of the Fund to do so.

    At the time of purchase of a debt security, a Fund may acquire a put with respect to such debt security. Under a put, the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. Each Fund will only acquire puts from banks and broker-dealers which CFNB has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. Each Fund will acquire puts solely to shorten the maturity of the underlying debt security. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.


THE VIRGINIA MUNICIPAL BOND FUND

    The investment objective of the Virginia Municipal Bond Fund is to seek as high a level of current income that is exempt from federal income tax and from Virginia income tax as is consistent with the preservation of capital. To achieve this objective, the Fund invests primarily in Municipal Securities (as defined below). Under normal market conditions, the Fund invests at least 80% of its net assets in high-grade debt obligations issued by or on behalf of the Commonwealth of Virginia and territories and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions ("Municipal Securities"), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and Virginia income tax. The Fund expects that at least 65% of the Fund's total assets will be invested in Municipal Securities issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, municipalities, and public authorities. Since the Fund's purchases are limited to investments in high-grade obligations, it will not acquire lower-grade obligations which may carry higher yields and also greater risk. There are no maturity limits with respect to securities that the Fund may purchase, but generally securities will have a remaining maturity of 30 years or less. A portion of the interest from certain Municipal Securities may be treated as a preference item for purposes of the federal alternative minimum tax. Thus, depending upon their tax status, certain Shareholders may be subject to the alternative minimum tax on that part of the Fund's distributions that are derived from such securities.


    The Virginia Municipal Bond Fund will invest only in Municipal Securities that at the time of purchase are (1) rated in one of the three highest rating categories assigned by a NRSRO, in the case of bonds; (2) rated in one of the two highest rating categories assigned by a NRSRO, in the case of notes and variable rate demand notes; (3) rated in the highest rating category assigned by a NRSRO, in the case of tax-exempt commercial paper; or (4) unrated obligations if, in the opinion of CFNB, they are of comparable quality to rated obligations that are eligible for purchase by the Fund. For a complete description of the ratings assigned to municipal securities see the Appendix to the Statement of Additional Information.

    While, under normal market conditions, at least 80% of the net assets of the Virginia Municipal Bond Fund will be invested in Municipal Securities, up to 20% of its net assets may be invested in taxable obligations. For temporary defensive purposes or if suitable tax-exempt obligations are unavailable, the Fund may invest all or any portion of its assets in taxable obligations when, in the opinion of CFNB, it is in the best interests of the Fund to do so. Such taxable obligations will consist of obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of selected banks, and commercial paper meeting the Fund's quality standards (as described above) for tax-exempt commercial paper. In addition, such taxable obligations may be subject to repurchase agreements which are described below. These taxable obligations are described further in the Statement of Additional Information.


    The Virginia Municipal Bond Fund may acquire puts with respect to Municipal Securities held in its portfolio. Under a put, the Fund would have the right to sell a specified security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying security. The Virginia Municipal Bond Fund will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying securities, or permit the investment of the Fund's assets at a more favorable rate of return. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.


    Municipal Securities. The two principal classifications of Municipal Securities in which the Fund may invest are general obligation and revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.


    The Fund may also purchase moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

    The Fund may invest in private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately-operated facilities. Private activity bonds held by the Fund are, in most cases, revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

SPECIAL CONSIDERATIONS AND RISK FACTORS

    The value of the Funds' portfolio securities and the Shares of each Fund will generally vary inversely with changes in prevailing interest rates. Because each of the Funds invests in fixed-income securities, the Funds are subject to interest-rate risks to the extent that market interest rates increase.

    Special Considerations and Risk Factors Regarding Mortgage-Related Securities. Like other debt securities, mortgage-related securities are subject to declines in market value during periods of rising interest rates. However, due to the possibility of prepayment of the underlying mortgages, mortgage-related securities have less potential for capital appreciation than other debt securities of comparable maturities during periods of declining interest rates. As a result, mortgage-related securities may be less effective than other fixed income securities as a means of locking in attractive interest rates for the long term. Mortgage-related obligations purchased at a premium to par may subject the Funds to losses equal to any unamortized premium if such obligations are repaid prior to their scheduled maturities. In addition, regular payments received with respect to mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

    Special Considerations and Risk Factors Regarding Municipal Securities. The classification of the Virginia Municipal Bond Fund under the 1940 Act as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. However, the Fund intends to diversify its holdings by complying with Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended. In effect, Subchapter M requires that at the close of each quarter of the taxable year (i) the Fund's holdings of individual issuers (excluding U.S. Government securities, securities of other regulated investment companies and certain cash items as defined therein), which represent more than 5% of the Fund's total assets, must not, in aggregate, exceed 50% of the Fund's total assets, and (ii) the holdings of any individual issuer (excluding U.S. Government securities) must not exceed 25% of the Fund's total assets. To the extent that the Fund's holdings in Municipal Securities are concentrated in a limited number of issuers, the Fund could be exposed to a greater credit risk than an investment company classified as "diversified" under the 1940 Act. In addition, because the Virginia Municipal Bond Fund invests primarily in securities issued by the Commonwealth of Virginia and its political subdivisions, municipalities and public authorities, the Fund's performance is closely tied to the general economic conditions within the Commonwealth as a whole and to the economic conditions within particular industries and geographic areas represented or located within the Commonwealth.


    The rate of economic growth in the Commonwealth of Virginia slowed in the 1990's compared to the late 1980's. From 1985 to 1994, the Commonwealth's 5.3% rate of growth in per capita personal income was approximately equal to the national rate of growth. In 1994, Virginia's growth rate was 4.4% compared to 4.8% for the nation. Per capita income in Virginia has been consistently above national levels over the past decade and, in 1994, was $22,594 compared with the national average of $21,809.



    The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, government employment, and manufacturing. Employment in the services sector increased by 13.2% from 1990 to 1994, making it the fastest growing sector in the Commonwealth. Because of Virginia's proximity to Washington, D.C. and the concentration of military installations in the Hampton Roads area of the Commonwealth (the largest such concentration in the United States), the federal government has a greater economic impact on Virginia relative to its size than on any of the other states except Alaska and Hawaii.


    According to statistics published by the U.S. Department of Labor, the Commonwealth typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. During 1994, an average of 4.9% of Virginians were unemployed as compared with the national average of 6.1%. The population of the state has continued to grow over the last decade at a rate that is substantially higher than the national average. The rate of increase in such population growth has declined since reaching a high of 2.1% annually in 1987 and, in 1994, was approximately 0.9%.



    Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states. The percentage of nonagricultural employees who belong to unions in the Commonwealth has been approximately half the national average.



    Currently, NRSROs assign their highest rating to general obligation bonds issued by the Commonwealth of Virginia, reflecting in part, its sound fiscal management, diversified economic base and low debt ratios. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Furthermore, the Virginia Municipal Bond Fund also invests in securities issued by the political subdivisions, municipalities and public authorities of the Commonwealth of Virginia, all of which are separately rated (if rated at all) by NRSROs. More detailed information about matters relating to the Virginia Municipal Bond Fund is contained in the Statement of Additional Information.



    Although the Virginia Municipal Bond Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by CFNB. To the extent that more than 25% of the Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


REPURCHASE AGREEMENTS


    Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and from registered broker-dealers which CFNB deems creditworthy under guidelines approved by MarketWatch's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which such Fund may invest directly. Such securities will be held in a segregated account. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at an amount at least equal to the repurchase price (including accrued interest). This requirement will be continually monitored by CFNB. If the seller were to default on its repurchase obligation or become insolvent, that Fund would suffer a loss if the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the disposition of such securities by such Fund were delayed pending court action. Repurchase agreements are considered to be loans by an investment company under the 1940 Act. For further information about repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.


REVERSE REPURCHASE AGREEMENTS

    Each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

OPTIONS

    In addition to the puts described above, each of the Funds may also purchase or sell index options for hedging purposes only. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

OTHER INVESTMENT POLICIES



    Securities Lending. In order to generate additional income, each of the Funds may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive 102% collateral in the form of cash or U.S. government securities. This collateral will be valued daily by CFNB. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, the Fund will retain the collateral described above. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that CFNB has determined are creditworthy under guidelines established by MarketWatch's Board of Trustees. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets.

    When-issued and Delayed-delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous.


    Investment Companies. Each of the Funds may also invest up to 10% of the value of its total assets in the securities of other investment companies, including Shares of other funds of MarketWatch. Although the Fund will not pay any advisory fee to CFNB with respect to such assets, the Fund will incur additional expenses due to the duplication of expenses as a result of investing in other investment companies. Additional restrictions on the Funds' investments in the securities of other investment companies are contained in the Statement of Additional Information.



    Affiliated Transactions. Except to the extent permitted by the 1940 Act and the Commission, MarketWatch will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements or reverse repurchase agreements with, CFNB, BISYS, or their affiliates (as such term is defined in the 1940 Act). In addition, with respect to such transactions, securities, deposits, and agreements, MarketWatch will not give preference to CFNB's correspondents or Participating Organizations with which a Fund has entered into agreements concerning the provision of administrative support services to their customers who own of record or beneficially the Fund's Shares. (See "MANAGEMENT OF MARKETWATCH--Distribution Plan.")


                            INVESTMENT RESTRICTIONS

    Each Fund is subject to a number of fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of that Fund (as defined in the Statement of Additional Information). Other fundamental investment restrictions are set forth under "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS--Investment Restrictions" in the Statement of Additional Information.


    The Intermediate Fixed Income and the Flexible Income Funds will not:


        1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after such purchase, more than 5% of the value of the total assets of such Fund would be invested in such issuer, or hold more than 10% of any class of securities of the issuer except that up to 25% of the value of the total assets of each such Fund may be invested without regard to such restrictions. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

        2. Purchase any securities which would cause more than 25% of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements secured by obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    The Virginia Municipal Bond Fund will not:

        1. Purchase securities of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that up to 50% of the value of the Fund's total assets may be invested without regard to this 5% restriction, provided, however, that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer, and further provided, however, that these restrictions do not apply to obligations issued or guaranteed by the U.S. Government, the Commonwealth of Virginia and their agencies, authorities, instrumentalities, or other political subdivisions.

        2. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this restriction shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities (and repurchase agreements secured by obligations of the U.S. Government, its agencies, and instrumentalities) or to Municipal Securities or governmental guarantees of Municipal Securities.

    For purposes of the Virginia Municipal Bond Fund's restriction 1 above, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In accordance with regulations promulgated by the Commission, the guarantor of a guaranteed security may be considered to be an issuer in connection with such guarantee.

    The Funds will not:


        1. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

        2. Make loans, except that each Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements.


    In order to permit the sale of each Fund's Shares in certain states, MarketWatch may make commitments in the form of non-fundamental policies that are more restrictive than the investment restrictions described above. Should MarketWatch determine that any such commitments are no longer in the best interests of MarketWatch, it will revoke the commitment by terminating sales of its Shares in the state involved.


                              VALUATION OF SHARES


    The net asset value of each Fund is determined and its Shares are priced as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m., Eastern Time) (the "Valuation Time") on each Business Day. As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Richmond is open, except days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Richmond is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day, and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to that Fund, by the number of that Fund's outstanding Shares.


    The net asset value per Share will fluctuate as the value of the investment portfolio of a Fund changes.


    Portfolio securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities normally are traded. Unlisted securities for which market quotations are readily available are valued at such market values. Other securities, including restricted securities and other securities for which market quotations are not readily available, and other assets are valued at fair value by CFNB under procedures established by, and under the supervision of MarketWatch's Board of Trustees. Securities may be valued by an independent pricing service approved by the Trust's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. For further information about valuation of investments, see "NET ASSET VALUE" in the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

PURCHASES OF SHARES


    Shares of the Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds are continuously offered and may be purchased directly either by mail, by telephone, or by electronic transfer, or may be purchased through a broker-dealer that has established a dealer agreement with BISYS, as Distributor. MarketWatch offers an Individual Retirement Account and Shareholders interested in establishing such an account should contact MarketWatch for information as to applications and annual fees.

    The minimum investment is generally $1,000 for the initial purchase of Shares of each Fund by an investor and $100 for subsequent purchases. For employees (and their spouses and children under the age of 21) of (l) CFNB or
(2) any broker-dealer with which BISYS enters into a dealer agreement to sell Shares of the Funds, the minimum investment is $100 for initial investments and $50 for subsequent investments. For purchases made in connection with Individual Retirement Accounts and defined contribution plans, including simplified employee, 401(k), profit sharing, and money purchase pension plans, (collectively, the "Retirement Plans"), the minimum investment amount for initial purchases is $500 and the minimum for subsequent purchases is $100. In the case of such retirement plan investments, the minimum purchase amounts are not restricted to the purchase of Shares of a single Fund. Thus, the $500 and $100 minimum amounts may be spread among any of the funds within MarketWatch. (See "HOW TO PURCHASE AND REDEEM SHARES--Auto Invest Plan and Systematic Exchange Program" below for minimum investment requirements under the Auto Invest Plan and Systematic Exchange Program.) Purchasers of Shares will pay the next calculated net asset value per Share plus any applicable sales charges after BISYS, as Distributor, receives an order in good form to purchase Shares. (See "Sales Charges" below for information on applicable sales charges.)


PURCHASES BY MAIL


    To purchase Shares of the Intermediate Fixed Income, the Flexible Income, or the Virginia Municipal Bond Funds by mail, complete an account application and return it along with a check or money order made payable to the appropriate Fund to:


                  MarketWatch Funds
                  P.O. Box 27252
                  Richmond, VA 23261-7252


Shareholders may obtain an account application form by calling MarketWatch at
(800) 232-9091. For subsequent purchases, Shareholders may mail to the above address a purchase ticket, the investment portion of their monthly statements, or a letter stating the Shareholder's name, address, and account number.


PURCHASES BY TELEPHONE OR ELECTRONIC TRANSFER


    Shares of the Intermediate Fixed Income, Flexible Income, or Virginia Municipal Bond Funds may be purchased by telephone or by electronic transfer by calling MarketWatch at (800) 232-9091, if your account application has been previously received by MarketWatch. Payment for Shares ordered by telephone may be made by check payable in U.S. dollars and must be received by MarketWatch at the address above within the time period prescribed by the settlement requirements of the Securities Act of 1934. If payment for the Shares is not received within such time period, or if a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. When purchasing Shares by electronic transfer, contact MarketWatch for electronic transfer instructions.


OTHER INFORMATION REGARDING PURCHASES


    Shares may also be purchased through procedures established by BISYS, as Distributor, in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by CFNB, its affiliates, or their correspondents ("Entities"). Shares of the Intermediate Fixed Income, Flexible Income, and the Virginia Municipal Bond Funds sold to the Entities acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares sold, it is the responsibility of the holder of record to transmit purchase, exchange or redemption orders to MarketWatch and to deliver funds for the purchase thereof on a timely basis.



    Shares of the Fund are purchased at the net asset value per Share (see "VALUATION OF SHARES") next determined after receipt by MarketWatch of an order to purchase Shares in good form, plus any applicable sales charge as described below. Purchases of Shares of a Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of that Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the day of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day. In case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to BISYS prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.


    Depending upon the terms of the particular Customer account, the Entities may charge a Customer account fees for services provided in connection with investments in the Funds. Information concerning these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information so received from the Entities.


    MarketWatch reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party drafts or checks.



    Every Shareholder of record will receive a confirmation of each transaction, which will also show the total number of Shares of such Fund owned by the Shareholder. Confirmation of purchases, exchanges, and redemptions of Shares of the Funds by CFNB or one of its Entities on behalf of a Customer will be sent to CFNB or the affiliate. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares of the Funds will not be issued.

SALES CHARGES


   The public offering price of each Fund's Shares equals the sum of the net asset value per Share of the Fund selected plus a sales load in accordance with the table below. BISYS, as Distributor, receives this sales charge as Distributor. BISYS will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others, and, in such event, BISYS may reallow the sales charge as dealer discounts and brokerage commissions. However, BISYS, at its sole discretion, may pay certain dealers all or a part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended.


                                                       SALES          SALES
                                                     CHARGE AS      CHARGE AS       DEALER DISCOUNTS
                                                     % OF NET         % OF            AND BROKERAGE
                                                      AMOUNT        OFFERING       COMMISSIONS AS % OF
               AMOUNT OF PURCHASE                    INVESTED         PRICE          OFFERING PRICE
------------------------------------------------     ---------      ---------      -------------------
Less than $100,000..............................        4.71%          4.50%               4.25%
$ 100,000 but less than $250,000................        3.63%          3.50%               3.25%
$ 250,000 but less than $500,000................        2.56%          2.50%               2.25%
$ 500,000 but less than $1,000,000..............        1.52%          1.50%               1.25%
$1,000,000 but less than $1,500,000.............         .76%           .75%                .75%
$1,500,000 but less than $2,000,000.............         .50%           .50%                .50%
$2,000,000 or more..............................         .25%           .25%                .25%


    BISYS, as Distributor, will, at its expense, also provide other compensation to dealers in connection with sales of Shares of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other special events sponsored by dealers. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of Shares. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises, and sporting events) and
(3) merchandise (such as clothing, trophies, clocks, and pens). Dealers may not use sales of Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the NASD. None of the aforementioned is paid for by the Funds or their respective Shareholders.



    From time to time, dealers who receive dealer discounts and brokerage commissions from BISYS, as Distributor, may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.


SALES CHARGE WAIVERS

    The following classes of investors may purchase Shares of the Funds with no sales charge:


        (1) existing Shareholders of the Intermediate Fixed Income, Flexible Income, and the Virginia Municipal Bond Funds upon the automatic reinvestment of dividend and capital gains distributions;

        (2) Trustees of MarketWatch and officers, directors, employees, and retired employees of (a) CFNB and its affiliates and (b) BISYS and its affiliates, as well as spouses and children under the age of 21 of each of the foregoing;

        (3) employees (and their spouses and children under the age of 21) of any broker-dealer with which BISYS, as Distributor, enters into a dealer agreement to sell Shares of the Funds;

        (4) investors for whom CFNB or one of its affiliates acts in a fiduciary, advisory, or agency and for whom purchases are made through CFNB or its affiliates;

        (5) individuals who receive Shares in connection with a distribution paid from a CFNB Financial Services Group trust or agency account;

        (6) individuals who receive cash in connection with a distribution paid from a CFNB Financial Services Group trust or agency account. This waiver applies only to the initial purchase of a load fund of MarketWatch with the total amount of cash received in the distribution; and

        (7) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies.



At the time of purchase, MarketWatch must be notified that the purchase qualifies for a sales charge waiver in accordance with one of the categories described above in (1)-(7).

    From time to time, BISYS, as Distributor, may periodically waive all or a portion of the sales charge for all investors with respect to the Funds. BISYS may change or eliminate the foregoing waivers at any time. From time to time, BISYS may also offer special concessions to enable investors to purchase Shares of the Funds or another load fund of MarketWatch at net asset value, without payment of a sales charge. To qualify for this special net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund or a unit investment trust on which a sales charge was paid. A qualifying purchase of shares in a fund of MarketWatch must occur within 5 Business Days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, MarketWatch must be notified that the purchase qualifies for a purchase without a sales load. Proceeds from the redemption of shares on which no sales charges or commissions were paid would not qualify for the special net asset value purchase program.


LETTERS OF INTENT

    An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the investor's intention to purchase Shares at a specified total public offering price within a designated 13-month period. Each purchase of Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase, assuming the purchase of the total dollar amount indicated in the Letter of Intent.

    A Letter of Intent is not a binding obligation upon the investor to purchase the full dollar amount indicated. The minimum initial investment under a Letter of Intent is 5% of such dollar amount. Shares purchased with the first 5% of such amount will be held in escrow (although registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full dollar amount indicated is not purchased. Escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Fund Shares, are not subject to escrow. The escrowed Shares may not be redeemed or transferred by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated in the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be recalculated based on the entire amount purchased during the 13-month period. Any reduction in sales charges will be used to purchase additional Shares of the Fund for the investor's account.

    A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. Any share adjustments will be made at the end of the 13-month period at the then current applicable public offering price. Investors may combine purchases that are made in their individual capacity with (1) purchases that are made by the individual's spouse or children under 21 years of age and (2) purchases made by businesses that they own as sole proprietorships for purposes of obtaining reduced sales charges by means of a written Letter of Intent. In order to accomplish this, however, investors must designate on the account application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the Letter of Intent is executed.


    For further information about Letters of Intent, interested investors should contact MarketWatch at (800) 232-9091. This program, however, may be modified or eliminated at any time or from time to time by MarketWatch without notice.

MARKETWATCH FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

    A MarketWatch Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. MarketWatch Funds IRA contributions may be tax deductible and earnings are tax-deferred. Federal tax law restricts or eliminates the tax deductibility of IRA contributions for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

    All MarketWatch Funds IRA distribution requests must be made in writing to BISYS, as Distributor. Any additional deposits to an IRA must distinguish the type and year of the contributions.

    For more information on the MarketWatch Funds IRAs call MarketWatch at (800) 232-9091. Investment in Shares of the Virginia Municipal Bond Fund or any tax-exempt fund would not be appropriate for any of the MarketWatch Funds IRAs. Shareholders are advised to consult a tax adviser concerning MarketWatch Funds IRA contribution and withdrawal requirements and restrictions.


AUTO INVEST PLAN


    The Auto Invest Plan enables Shareholders of any of the Funds to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, BISYS OHIO will deduct the amount specified from the Shareholder's bank account (as long as the Shareholder's bank is a member of the Automated Clearing House) which will automatically be invested in Shares at the public offering price on the dates of the deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the account application which can be acquired by calling (800) 232-9091. To change the Auto Invest instructions, a Shareholder must submit a written request to MarketWatch. A Shareholder may discontinue the feature by submitting a written request to or by calling MarketWatch.


CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION


    For purposes of qualifying for a reduced sales charge, investors have the privilege of combining concurrent purchases of, and holdings in, Shares of the Intermediate Fixed Income, Flexible Income, Virginia Municipal Bond Funds sold with a sales charge ("Eligible Shares"). Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares then being purchased plus (b) the aggregate dollar amount of previously acquired Eligible Shares based upon the net asset value of such Shares at the time of purchase.

    To receive the applicable public offering price pursuant to concurrent purchases and the right of accumulation, Shareholders must, at the time of purchase, give MarketWatch sufficient information to permit confirmation of qualification. Investors may combine purchases of Eligible Shares that are made in their individual capacity with (l) purchases made by the individual's spouse or children under 21 years of age and (2) purchases made by businesses that they own as sole proprietorships, for purposes of obtaining reduced sales charges pursuant to concurrent purchases and the right of accumulation. In order to accomplish this, however, investors must designate on the account application the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time the concurrent purchases and the right of accumulation are exercised.


EXCHANGE PRIVILEGE


    Shareholders may exchange Shares of the Funds for shares of any other fund of MarketWatch. Under such circumstances, the cost of the acquired shares will be the net asset value per share plus the appropriate sales load, if any. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the Shares sought to be acquired through the exchange. Shareholders must notify MarketWatch that a sales charge was previously paid.



    The shares exchanged must have a current value at least equal to the minimum investment required (either the minimum amount required for initial investments or the minimum amount required for subsequent investments, as the case may be) for the fund whose shares are being acquired. Share exchanges will only be permitted where the Shares to be acquired may legally be sold in the investor's state of residence and where the respective fund accounts have identical registered owners. An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. A Shareholder may make an exchange request by calling MarketWatch at (800)

232-9091 or by providing written instructions to MarketWatch. An investor should consult MarketWatch for further information regarding exchanges. During periods of significant economic or market change, telephone exchanges may be difficult to complete. If a Shareholder is unable to contact MarketWatch by telephone, a Shareholder may also mail the exchange request to MarketWatch at the address listed under "HOW TO PURCHASE AND REDEEM SHARES--Redemption By Mail." MarketWatch reserves the right to modify or terminate the exchange privilege described above upon 60 days prior written notice to Shareholders and to reject any exchange request. If an exchange request in good order is received by MarketWatch by the Valuation Time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund of MarketWatch in which he or she wishes to invest before making the exchange. Shareholders wishing to make use of MarketWatch's exchange program must so indicate on the fund application.



    MarketWatch's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, to prevent excessive use of the exchange privilege that may potentially disrupt the management of MarketWatch and increase transaction costs, MarketWatch has established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to six substantive exchange redemptions from a Fund during any calendar year.



SYSTEMATIC EXCHANGE PROGRAM

    MarketWatch offers a Systematic Exchange Program in which a Shareholder
having a minimum     initial balance of $5,000 in a Money Market Fund account
may elect to have BISYS OHIO automatically withdraw a specified amount (subject to the applicable minimums) from such account, at regular intervals, and invest the amount in another existing MarketWatch fund account having a minimum balance of $100. The cost of the acquired Shares will be their net asset value plus any applicable sales charges. Shareholders must maintain a minimum account balance of $500 in the Money Market Fund, at all times, during the period the Shareholder participates in the Systematic Exchange Program. By using this program, Shareholders will be able to benefit from dollar cost-averaging. Shareholders may obtain an application form and additional information regarding this service by calling MarketWatch at (800) 232-9091.


REDEMPTION OF SHARES

    Shareholders may redeem their Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES"). Redemptions will be effected at the net asset value per Share next determined after receipt of a valid redemption request. Redemptions may be requested by mail or by telephone.

REDEMPTION BY MAIL


    A written request for redemption must be received by BISYS OHIO in order to honor the request. Such requests should be sent to: MarketWatch Funds, P.O. Box 27252, Richmond, Virginia 23261-7252. BISYS OHIO will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies, and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. BISYS OHIO reserves the right to reject any signature guarantee if (l) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (l) the redemption check is payable to the Shareholder(s) of record; and (2) the redemption check is mailed to the Shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. There is no charge for having redemption requests mailed to a designated bank account.


REDEMPTION BY TELEPHONE


    Shares may be redeemed by telephone if the Shareholder selected that option on the account application. The Shareholder may have the proceeds mailed to his or her address of record or mailed or sent electronically to a commercial bank account previously designated on the account application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by telephone to MarketWatch at (800) 232-9091. The then-current charge of CFNB, as Custodian, for electronically transferred redemptions may be deducted from the proceeds of an electronically transferred redemption. This charge, if applied, is presently $12.00 for each electronically transferred redemption. It is not necessary for Shareholders to confirm telephone redemption requests in writing. During periods of significant economic or market change, telephone redemptions may be difficult to complete. If a Shareholder is unable to contact MarketWatch by telephone, a Shareholder may also mail the redemption request to MarketWatch at the address listed above under "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Mail." BISYS, BISYS OHIO, CFNB, and MarketWatch will not be liable for any losses, damages, expense, or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds' telephone transaction procedures, upon instructions believed to be genuine. MarketWatch will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, MarketWatch or its service contractors may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all telephone conversations, sending confirmation to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account.


AUTO WITHDRAWAL PLAN


    The Auto Withdrawal Plan enables Shareholders of any of the Funds to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, BISYS OHIO will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The Shareholder's account balance must have a current market value of at least $10,000 to be eligible for the Auto Withdrawal Plan. The required minimum withdrawal is $100. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 232-9091 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. To change the Auto

Withdrawal instructions, a Shareholder must submit a written request to MarketWatch. A Shareholder may discontinue the feature by submitting a written request to or by calling MarketWatch.


PAYMENTS TO SHAREHOLDERS


    Redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the time period prescribed by the settlement requirements of the Securities Exchange Act of 1934, after receipt by MarketWatch of the request for redemption. However, to the greatest extent possible, MarketWatch will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by BISYS OHIO before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to MarketWatch or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

    At various times, MarketWatch may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, MarketWatch may delay the forwarding of proceeds until payment has been collected for the purchase of such Shares, which delay may be for up to 15 days or more. MarketWatch intends to pay cash for all Shares redeemed, but if it appears appropriate to do so in light of MarketWatch's responsibilities under the 1940 Act, MarketWatch may make payment wholly or partly in portfolio securities at their then-current market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

    Due to the relatively high cost of handling small investments, each Fund reserves the right to redeem, at net asset value, the Shares of that Fund of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares), the account of such Shareholder has a value of less than $100. Before a Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $100. (See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION-- Matters Affecting Redemption" in the Statement of Additional Information for examples of when MarketWatch may suspend the right of redemption if it appears appropriate to do so in light of MarketWatch's responsibilities under the 1940 Act.)


                              DIVIDENDS AND TAXES

DIVIDENDS


    The net income of each Fund is declared monthly as a dividend to Shareholders at the close of business on the day of declaration, and such dividend is generally paid monthly. Distributable net realized capital gains are distributed at least annually. A Shareholder of a Fund will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of that Fund at net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election must be made on the account application; any change in such election must be made in writing to BISYS OHIO at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by BISYS OHIO.


FEDERAL TAXES--IN GENERAL


    Each of the funds of MarketWatch is treated as a separate entity for federal tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interests of that fund's shareholders. A regulated investment company is exempt from federal income tax on amounts distributed to shareholders.

    Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that a Fund distribute to its Shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income for such year. In general, each Fund's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The policy of the Funds is to distribute as dividends substantially all of their investment company taxable income and any net tax-exempt interest income each taxable year. Such dividends paid by the Intermediate Fixed Income and the Flexible Income Funds will be taxable as ordinary income to their Shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to a Retirement Plan or IRA are deferred under the Code.) It is not expected that any portion of such distributions will qualify for the dividends received deduction for corporations.


    Substantially all of the Funds' net realized long-term capital gains, if any, will be distributed at least annually to their Shareholders. A Fund will generally have no tax liability with respect to such gains, and the distributions will be taxable to the Shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the Shareholders have held the Shares and whether such gains are received in cash or reinvested in additional Shares.

    Dividends declared in October, November, or December of any year payable to Shareholders of record on a specified date in such months will be deemed to have been received by Shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

    Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or distributions declared shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the per share amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, may be subject to tax.

    A taxable gain or loss may be realized by a Shareholder upon his redemption, transfer or exchange of Fund Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. Generally, a Shareholder may include sales charges incurred upon the purchase of Fund Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the Shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of MarketWatch's exchange privilege), the amount equal to such reduction may not be included in the tax basis of the Shareholder's exchanged Shares, but may be included (subject to the limitation) in the tax basis of the new Shares.


FEDERAL TAXES--VIRGINIA MUNICIPAL BOND FUND

    Dividends derived from exempt-interest income will generally be treated by the Virginia Municipal Bond Fund's Shareholders as items of interest excludable from their gross income for federal income tax purposes. In determining net exempt-interest income, expenses of the Virginia Municipal Bond Fund are allocated to gross tax-exempt interest income in the proportion that the gross amount of such interest income bears to the Virginia Municipal Bond Fund's total gross income, excluding net capital gains. (Shareholders are advised to consult a tax advisor with respect to whether exempt-interest dividends retain the exclusion if such Shareholder would be treated as a "substantial user" or a "related person" to such user under the Code.) In addition, dividends attributable to interest on certain private activity bonds may have to be included in income for purposes of calculating the alternative minimum tax.

    In order to permit the Virginia Municipal Bond Fund to distribute exempt-interest dividends which Shareholders may exclude from their gross income for federal income tax purposes, at least 50% of the Virginia Municipal Bond Fund's total assets must consist of obligations the interest on which is exempt from federal income tax as of the close of each taxable quarter of the Fund.

STATE TAXES--VIRGINIA MUNICIPAL BOND FUND


    Distributions by the Virginia Municipal Bond Fund to a Shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Virginia Municipal Bond Fund as interest from Virginia Municipal Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a Shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.



    Other distributions from the Fund, including dividends paid from investments in taxable obligations (commercial paper, repurchase agreements, etc.) capital gains, generally will not be exempt from Virginia income taxation.


MISCELLANEOUS


    Shareholders will be advised at least annually as to the character of distributions made to them each year for federal income tax purposes. Shareholders should consult their tax advisers concerning their specific situations and the application of state and local taxes which may differ from the federal tax consequences described above.

                           MANAGEMENT OF MARKETWATCH


TRUSTEES AND OFFICERS OF MARKETWATCH



    Overall responsibility for management of MarketWatch rests with its Board of Trustees, which is elected by the shareholders of MarketWatch's funds. MarketWatch will be managed by the trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. The trustees, in turn, elect the officers of MarketWatch to supervise actively its day-to-day operations.

    The trustees and officers of MarketWatch, their addresses and principal occupations during the past five years are as follows:



                                       POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                       WITH MARKETWATCH           DURING PAST 5 YEARS
----------------------------------   ---------------------  --------------------------------
J. David Huber*                      Chairman and Trustee   Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Walter B. Grimm*                     President and Trustee  Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Stephen G. Mintos                    Vice President         Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

William J. Tomko                     Vice President and     Employee, BISYS Fund Services,
  3435 Stelzer Road                  Treasurer              Inc.
  Columbus, Ohio 43219

Sean M. Kelly                        Secretary              Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Nancy E. Converse                    Assistant Secretary    Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc.
  Columbus, Ohio 43219

Alaina V. Metz                       Assistant Secretary    Employee, BISYS Fund Services,
  3435 Stelzer Road                                         Inc. June 1995 to Present and
  Columbus, Ohio 43219                                      Alliance Capital Management 1989
                                                            to May 1995

Christina T. Simmons                 Assistant Secretary    Counsel/Attorney 1985 to
  Drinker Biddle & Reath                                    Present.
  1345 Chestnut Street
  Philadelphia, Pennsylvania 19107

Anne Gregory Rhodes                  Trustee                Delegate, General Assembly of
  P.O. Box 14569                                            Virginia, January, 1992 to
  Richmond, Virginia 23221                                  Present.


                                       POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                       WITH MARKETWATCH           DURING PAST 5 YEARS
----------------------------------   ---------------------  --------------------------------
Alvin J. Schexnider                  Trustee                Chancellor, Winston-Salem State
  Winston-Salem State University                            University, 1996 to Present,
  601 Martin Luther King, Jr.                               Vice Provost for Undergraduate
  Drive                                                     Students, 1991 to 1995, and
  Winston-Salem, NC 27110                                   Associate Vice President for
                                                            Academic Affairs 1987 to 1991,
                                                            Virginia Commonwealth
                                                            University.

G.E.R. Stiles                        Trustee                Retired; Senior Vice President
  301 Caroline Street                                       and Chief Financial Officer,
  Ashland, Virginia 23005                                   A.H. Robins Company,
                                                            Incorporated, December, 1989 to
                                                            February, 1990.

------------

* The Chairman and President are considered by MarketWatch to be "interested persons" of MarketWatch as defined in the 1940 Act.



    The trustees of MarketWatch receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS or BISYS OHIO receives any compensation from MarketWatch for acting as a trustee or officer of MarketWatch. Additional information on the compensation paid by MarketWatch to its trustees and officers is included in the Statement of Additional Information. BISYS receives fees from MarketWatch for acting as administrator. BISYS OHIO also receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services.


INVESTMENT ADVISER


    Central Fidelity National Bank, 1021 East Cary Street, Richmond, Virginia 23219 ("CFNB"), is the investment adviser for each Fund. CFNB is controlled by Central Fidelity Banks, Inc., a bank holding company. CFNB is Virginia's third largest bank, with assets in excess of $10.8 billion as of December 31, 1995. CFNB operates 246 banking offices throughout Virginia. The core operating strategies of CFNB are to remain an independent, Virginia-only bank, concentrating on the fundamental banking principles of maintaining solid core deposit growth while adhering to sound, conservative credit policies and providing customers with excellent service.



    CFNB has provided investment management services through its Financial Services Group or one of its predecessor organizations for over 50 years. As of December 31, 1995, its Financial Services Group had approximately $2.2 billion in assets under discretionary management and provided non-discretionary or custody services for an additional $7.6 billion in securities. As the investment adviser to MarketWatch, CFNB provides Fund Shareholders with the same professional money management expertise that it has provided to its trust clients.

    Subject to the general supervision of MarketWatch's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, CFNB manages the investments of each Fund, makes decisions with respect to and places orders for all purchases and sales of each Fund's portfolio securities, and maintains each Fund's records relating to such purchases and sales.

    Renee Pado, CFA has managed the Intermediate Fixed Income and Flexible Income Funds since their inception. Ms. Pado has 13 years of investment experience. She joined CFNB in 1992 as the director of fixed income investments in the investment management department. Prior to joining CFNB, Ms. Pado served as the Director of Investments for a savings bank.

    David R. Beyer, CFA and Jennifer H. Luzzatto have co-managed the Virginia Municipal Bond Fund since its inception. Mr. Beyer has 16 years of investment experience. His education includes MBA and JD degrees. He joined CFNB in 1991 as a Vice President with primary responsibility for the management of balanced portfolios for institutions, foundations, and individuals. Previously, he was a Vice President and portfolio manager in the trust department at Sovran Bank. Ms. Luzzatto has been active in the municipal market for approximately 9 years. She joined CFNB in 1991 as a Municipal Bond Portfolio Manager. Prior to that time she was a fixed income trader for a regional brokerage firm.

    For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with MarketWatch, CFNB is entitled to receive a fee from each Fund, computed daily and paid monthly, at the annual rate of seventy four one-hundredths of one percent (.74%) of that Fund's average daily net assets. CFNB may periodically waive all or a portion of its advisory fee and may reimburse the Fund for certain expenses to increase the net income of that Fund available for distribution as dividends. CFNB may not seek recovery of such waived fees or reimbursed expenses at a later date. Such waivers and reimbursements would cause the yield of that Fund to be higher than it would otherwise be in their absence.


ADMINISTRATOR AND DISTRIBUTOR


    BISYS is the administrator for each Fund and also acts as each Fund's principal underwriter and distributor("BISYS, as Administrator" or the "BISYS, as Distributor," as the context indicates).

    BISYS, as Administrator, generally assists in all aspects of a Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its Management and Administration Agreement with MarketWatch, BISYS is entitled to receive a fee from each Fund, computed daily and paid periodically, calculated at an annual rate of twenty one-hundredths of one percent (.20%) of that Fund's average daily net assets. BISYS may periodically waive all or a portion of its administrative fee and may reimburse the Fund for certain expenses to increase the net income of that Fund available for distribution as dividends. The Administrator may not seek recovery of such waived fees or reimbursed expenses at a later date. Such waivers and reimbursements would cause the yield of that Fund to be higher than it would otherwise be in their absence.


EXPENSES


    CFNB and BISYS, as Administrator, each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund bears expenses relating to its operations, including taxes, interest, fees, and expenses of trustees and officers, Commission fees, state securities qualification fees, advisory fees, administration fees, charges of the Fund's custodian and transfer agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to existing shareholders, costs of shareholder reports and meetings, expenses relating to the promotion and distribution of Fund Shares and shareholder servicing, and any extraordinary expenses. A Fund also pays for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.

DISTRIBUTION PLAN


    MarketWatch has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act, under which each Fund is authorized to pay the BISYS, as Distributor, a periodic amount calculated at an annual rate not to exceed .25% of the average daily net assets of each Fund, in compensation for distribution assistance and administrative support services provided to Shareholders and expenses assumed in connection with Shares of a Fund (collectively referred to as, the "Fee"). The Fee may be used to compensate banks for administrative support services and to pay broker-dealers and other institutions (each such bank, broker-dealer and other institution is hereafter referred to as a "Participating Organization") for similar services, including distribution services, pursuant to an agreement between the Distributor and the Participating Organization. Under the Plan, a Participating Organization may include CFNB, BISYS, and their subsidiaries and affiliates.

    BISYS, as Distributor, may use the Fees applicable to a Fund's Shares to compensate for payments or expenses incurred in connection with (1) distribution assistance with respect to the sale of Shares, (2) administrative support services provided to the holders of Shares and (3) Participating Organizations' provision of services to customers that own Shares. (For more information concerning the nature of each Fund's Shares, see "GENERAL INFORMATION--Description of MarketWatch and Its Shares.") The Fee may be more or less than the actual direct or indirect expenses incurred in a particular year, thereby giving rise to a profit or a loss, in connection with distribution and/or shareholder administrative support services provided under the Plan.

    Pursuant to the Plan, BISYS, as Distributor, has entered into a servicing agreement with CFNB pursuant to which CFNB has agreed to provide certain administrative support services in connection with Shares of each Fund purchased and held by CFNB for the accounts of its Customers and Shares of each Fund purchased and held by Customers of CFNB directly, including, but not limited to, establishing and maintaining Customer accounts and records, aggregating and processing purchase, exchange and redemption transactions for Customers, answering routine Customer questions concerning the Funds and providing such office space, equipment, telephone facilities and personnel as is necessary and appropriate to accomplish such matters. In consideration of such services, CFNB receives a monthly fee from BISYS computed at the annual rate of up to .25% of the average aggregate net assets of Shares of each Fund held during the period for which CFNB had provided services under this Agreement.


BANKING LAWS


    CFNB believes that it possesses the legal authority to perform the services for each Fund contemplated by its investment advisory agreement and its custodian agreement with MarketWatch as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its agreements with MarketWatch. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which CFNB could continue to perform such services for the Funds. (See "MANAGEMENT OF MARKETWATCH--Banking Laws" in the Statement of Additional Information for further discussion of applicable law and regulations.)


                              GENERAL INFORMATION


DESCRIPTION OF MARKETWATCH AND ITS SHARES



    MarketWatch was organized as a Massachusetts business trust on June 4, 1992. MarketWatch consists of five funds. The two other funds of MarketWatch, not discussed in this Prospectus are the MarketWatch Equity Fund and MarketWatch Money Market Fund. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that fund as are declared at the discretion of the trustees (see "Miscellaneous" below). Shares have a par value of $.001 per share, and do not have preemptive or conversion rights.

    Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, shareholders of each fund will vote in the aggregate with other shareholders of MarketWatch with respect to the election of trustees and ratification of the selection of independent accountants. However, shareholders of a particular fund will vote as a fund, and not in the aggregate with other shareholders of MarketWatch, for purposes of approval of that fund's investment advisory agreement, on matters submitted to a fund's shareholders pertaining to such fund's arrangements with Participating Organizations pursuant to the Plan adopted for such shares, and any changes in its fundamental investment limitations.

    Overall responsibility for the management of the Funds is vested in the Board of Trustees of MarketWatch. (See "MANAGEMENT OF MARKETWATCH--Trustees and Officers of MarketWatch.") Individual trustees are elected by the shareholders of MarketWatch and may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Agreement and Declaration of Trust and Code of Regulations of MarketWatch and Massachusetts law. (See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.)

    An annual or special meeting of shareholders to conduct necessary business is not required by the Agreement and Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect trustees, amend the Agreement and Declaration of Trust, approve the investment advisory agreement and to satisfy certain other requirements. To the extent that such meeting is not required, MarketWatch may elect not to have an annual or special meeting.

    The trustees will call a special meeting of shareholders for purposes of considering the removal of one or more trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of MarketWatch. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of MarketWatch), by majority vote, has the power to remove one or more trustees. MarketWatch will assist in shareholder communications in such matters consistent with its undertaking pursuant to Section 16(c) of the 1940 Act.

    As of February 29, 1996, CFNB held of record approximately 90.6% of the outstanding Shares of the Intermediate Fixed Income Fund, 97.0% of the Flexible Income Fund, and 84.9% of the Virginia Municipal Bond Fund. Beneficial ownership of the Shares is disclaimed by CFNB.


CUSTODIAN


    Central Fidelity National Bank ("CFNB, as Custodian") serves as custodian for the Funds. Pursuant to the Custodian Agreement with MarketWatch, CFNB, as Custodian, receives compensation from each Fund for such services and out-of-pocket expenses.


TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


    BISYS Fund Services, Ohio, Inc. ("BISYS OHIO"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Funds' transfer agent pursuant to a Transfer Agency Agreement with MarketWatch and receives a fee for such services. BISYS OHIO also provides certain accounting services for each Fund pursuant to a Fund Accounting Agreement and receives a fee for such services. (See "MANAGEMENT OF MARKETWATCH--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.)

    While BISYS OHIO is a distinct legal entity from BISYS (MarketWatch's administrator and distributor), BISYS OHIO is considered to be an affiliated person of BISYS under the 1940 Act due to, among other things, the fact that BISYS OHIO is owned by substantially the same persons that directly or indirectly own BISYS.


PERFORMANCE INFORMATION

    From time to time performance information for the Funds showing their average annual total return, aggregate total return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return will be calculated for the period since the establishment of the Funds and will reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

    In addition, from time to time a Fund may present its distribution rates in supplemental sales literature that is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per share made by a Fund over a twelve-month period by the maximum offering price per share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items.

    Investors may also judge the performance of the Funds by comparing their performance to the performance of other mutual funds with similar investment objectives and relevant indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, The Russell 2000 Index and Morningstar, Inc. and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, Fortune, Ibbotson Associates, Inc., U.S.A. Today, CDA/Wiesenberger, American Banker, Institutional Investor and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders. In addition to yield information, general information about the Funds that appears in publications such as those mentioned above may also be quoted or reproduced in advertisements or in reports to Shareholders. Additional performance information is contained in the Funds' Annual Report, which is available free of charge by calling the telephone number on the front page of the prospectus.


    Yield and total return are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, current yields and total return will fluctuate and are not necessarily representative of future results. Any fees charged by CFNB or any of its affiliates with respect to customer accounts for investing in shares of MarketWatch's Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if CFNB and BISYS voluntarily reduce all or part of their respective fees, as further discussed below, the yield and total return of that Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.


MISCELLANEOUS

    Shareholders will receive unaudited semi-annual reports and annual financial statements audited by independent public accountants.


    As used in this Prospectus and in the Statement of Additional Information, "assets belonging to a fund" means the consideration received by the fund upon the issuance or sale of Shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds and any general assets of MarketWatch not readily identified as belonging to a particular fund that are allocated to the fund by MarketWatch's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of MarketWatch as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds are conclusive.


    As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.


    Inquiries regarding a Fund may be directed in writing to MarketWatch at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 232-9091.

                                                [MARKETWATCH LOGO]
     INVESTMENT ADVISER AND CUSTODIAN
      Central Fidelity National Bank
          1021 East Cary Street
         Richmond, Virginia 23219                INTERMEDIATE FIXED
                                                    INCOME FUND

      ADMINISTRATOR AND DISTRIBUTOR
        BISYS Fund Services, Inc.                FLEXIBLE INCOME FUND
            3435 Stelzer Road
           Columbus, Ohio 43219                   VIRGINIA MUNICIPAL
                                                      BOND FUND


              LEGAL COUNSEL
          Drinker Biddle & Reath
           1345 Chestnut Street
     Philadelphia, Pennsylvania 19107

                AUDITORS
          KPMG Peat Marwick LLP
           Two Nationwide Plaza
                Suite 1600
           Columbus, Ohio 43215

            TABLE OF CONTENTS



                                         PAGE
                                         ----
PROSPECTUS SUMMARY....................     2
FEE TABLE.............................     3
FINANCIAL HIGHLIGHTS..................     4
INVESTMENT OBJECTIVES, POLICIES AND
RISK CONSIDERATIONS...................     5
INVESTMENT RESTRICTIONS...............    12
VALUATION OF SHARES...................    14
HOW TO PURCHASE AND REDEEM SHARES.....    15
DIVIDENDS AND TAXES...................    23     Central Fidelity National Bank
MANAGEMENT OF MARKETWATCH.............    26           Richmond, Virginia
GENERAL INFORMATION...................    30           Investment Adviser



     NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS
NOT CONTAINED IN THIS PROSPECTUS IN                   BISYS FUND SERVICES, INC.
CONNECTION WITH THE OFFERING MADE BY THIS
PROSPECTUS AND, IF GIVEN OR MADE, SUCH
INFORMATION OR REPRESENTATIONS MUST NOT BE
RELIED UPON AS HAVING BEEN AUTHORIZED BY
THE FUNDS OR THEIR DISTRIBUTOR. THIS             Prospectus dated March 29, 1996
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING
BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT
LAWFULLY BE MADE.

                                MarketWatch Funds

                                Money Market Fund

                                   Equity Fund

                         Intermediate Fixed Income Fund

                              Flexible Income Fund

                          Virginia Municipal Bond Fund

                      Statement of Additional Information

                                 March 29, 1996




This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectuses for the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively, (collectively, the "Funds"), dated March 29, 1996 (the "Prospectuses"), as supplemented or revised. The Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds are hereinafter referred to individually as the "Money Market Fund," the "Equity Fund," the "Intermediate Fixed Income Fund," the "Flexible Income Fund," and the "Virginia Municipal Bond Fund." The Virginia Municipal Bond Fund is a non-diversified investment portfolio of MarketWatch Funds ("MarketWatch"). The other Funds are diversified portfolios of MarketWatch. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in such Prospectuses. The Funds are separate investment portfolios of MarketWatch, an open-end management investment company that currently consists of five separate investment portfolios. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing MarketWatch at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll free at (800) 232-9091.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS  . . . . . . . . . B-1

     Additional Information on Portfolio Instruments  . . . . . . . . . .   B-1
     Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . .   B-12
     Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . .   B-14

NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-14
     Valuation of the Funds . . . . . . . . . . . . . . . . . . . . . . .   B-14

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . .   B-16
     Illustration of Computation of the Public Offering Price . . . . . .   B-16
     Matters Affecting Redemption . . . . . . . . . . . . . . . . . . . .   B-16


MANAGEMENT OF MARKETWATCH . . . . . . . . . . . . . . . . . . . . . . . .   B-17

     Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . .   B-17
     Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . .   B-18
     Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . .   B-19
     Banking Laws . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-20
     Administrator  . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21
     Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-22
     Distributor  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-23
     Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-23
     Transfer Agency and Fund Accounting Services . . . . . . . . . . . .   B-23
     Auditors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-24
     Legal Counsel  . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-24

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . .   B-24
     Description of Shares  . . . . . . . . . . . . . . . . . . . . . . .   B-24
     Shareholder and Trustee Liability  . . . . . . . . . . . . . . . . .   B-25
     Vote of a Majority of the Outstanding Shares . . . . . . . . . . . .   B-26
     Additional Tax Information - In General  . . . . . . . . . . . . . .   B-26
     Additional Tax Information - The Virginia Municipal Bond Fund  . . .   B-28
     Calculation of Performance Data  . . . . . . . . . . . . . . . . . .   B-29
     Performance Comparisons  . . . . . . . . . . . . . . . . . . . . . .   B-33
     Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-34

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . FS-1

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

No investment in Shares of the Funds should be made without first reading the respective Prospectuses for the Funds.



            INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
-----------------------------------------------

     The following policies supplement the investment objectives, policies, and risk considerations of the Funds as set forth in their respective Prospectuses.


     BANK OBLIGATIONS. The Equity, Intermediate Fixed Income , Flexible Income,
     ----------------
and Virginia Municipal Bond Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.


     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

     COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes
     ----------------
issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


     The Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds may purchase commercial paper consisting of issues rated at the time of purchase in the top rating category by a nationally recognized statistical rating organization ("NRSRO"). These Funds may also invest in unrated commercial paper determined by Central Fidelity National Bank ("CFNB") under guidelines established by MarketWatch's Board of Trustees, to be of comparable quality.



     VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes,
     -----------------------------------
in which the Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. CFNB will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.



     VARIABLE AND FLOATING RATE NOTES. The Equity Fund, Intermediate Fixed
     --------------------------------
Income, Flexible Income, and Virginia Municipal Bond Funds may acquire variable and floating rate notes subject to their respective investment objectives, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies, however, a Fund may purchase unrated variable and floating rate notes determined by CFNB, under guidelines approved by MarketWatch's Board of Trustees, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under such Fund's investment policies. In making such determinations, CFNB will consider the earning power, cash flow , and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note were to default on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.



     U.S. GOVERNMENT OBLIGATIONS. The Money Market Fund will invest exclusively
     ---------------------------
in bills, notes, and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations ("Stripped Treasury Securities") subject to its investment objective and policies. The Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. Treasury Obligations and the Stripped Treasury Securities described below. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     STRIPPED TREASURY SECURITIES. Stripped Treasury Securities are U.S.
     ----------------------------
Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), such interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped bonds are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.


     Stripped Treasury Securities may include (1) coupons stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES") or (2) U.S. Treasury securities that are stripped by investment banks and sold under proprietary names. A number of investment banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasuries" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the Securities and Exchange Commission (the "Commission") as U.S. government securities for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").


     The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.


     CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons previously physically stripped from U.S. Treasury notes and bonds, but deposited with the Federal Reserve Bank's book-entry system and currently carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, and stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.


     By agreement, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien, or claim of any kind in favor of or against the custodian or any person claiming through the custodian, and the custodian is responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

     FOREIGN INVESTMENT. As stated in its Prospectus, the Equity Fund may,
     ------------------
subject to its investment objective and policies, invest indirectly and directly in such foreign securities as ADRs and EDRs and in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar-denominated commercial paper of a foreign issuer). The Equity Fund intends to limit its investment in foreign securities to less than 5% of its total assets. Investments in foreign securities may subject the Equity Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing, and financial reporting standards and requirements of U.S. companies. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


     CALL OPTIONS. The Equity Fund may write (sell) covered call options and
     ------------
purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Equity Fund. This premium income should serve to enhance the Equity Fund's total return and should reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in CFNB's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Equity Fund.


     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer of the call option to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Equity Fund will write only covered call options. This means that the Equity Fund will only write a call option on a security which it already owns. (In order to comply with the requirements of the securities laws in several states, the Equity Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options or subject to put options exceeds 25% of the market value of its net assets.)

     Securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Equity Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Equity Fund will not do), but capable of enhancing the Equity Fund's total return. When writing a covered call option, the Equity Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike the case of owning securities not subject to an option, the Equity Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Equity Fund has written expires, the Equity Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Equity Fund may realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Equity Fund's Custodian. The Equity Fund does not consider a security covered by a call to be pledged as that term is used in its policy which limits the pledging or mortgaging of its assets.


     The premium received is the market value of an option. The premium the Equity Fund receives from writing a call option reflects, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, CFNB, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Equity Fund for writing covered call options is recorded as a liability in the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the latest sale price at the time at which the net asset value per share of the Equity Fund is computed (the close of regular trading of the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The liability is extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Equity Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Equity Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Equity Fund will be able to effect such closing transactions at a favorable price. If the Equity Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Equity Fund will pay transaction costs in connection with the closing transactions described above. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Equity Fund normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Equity Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

     The Equity Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Equity Fund.


     PUTS. The Intermediate Fixed Income Fund and the Flexible Income Fund may
     ----
acquire puts with respect to debt securities held in their portfolios and the Virginia Municipal Bond Fund may acquire puts with respect to Municipal Securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.



     The amount payable to a Fund upon its exercise of a put is normally the par value of the security subject to the put. A Fund may acquire puts to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

     The Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).



     The Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in CFNB's opinion, present minimal credit risks.



     INDEX OPTIONS. The Intermediate Fixed Income, Flexible Income, and Virginia
     -------------
Municipal Bond Funds may also purchase or sell index options for hedging purposes only. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.



     The use of index options will serve as a hedging strategy, i.e., a strategy to offset the investment risk associated with holding positions in a Fund's portfolio securities. The use of index options entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. Such options will not be purchased unless CFNB believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.



     Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of index options cannot serve as a complete hedge. Because index options require settlement in cash, CFNB may be forced to liquidate portfolio securities to meet settlement obligations.



     WHEN-ISSUED SECURITIES. As discussed in the Prospectuses, Equity,
     ----------------------
Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the
                                                ----
normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of CFNB to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.


     When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when-issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies and not for investment leverage.


     MORTGAGE-RELATED SECURITIES. The Intermediate Fixed Income and Flexible
     ---------------------------
Income Funds may, consistent with their investment objectives and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Funds may, in addition, invest in mortgage-related securities issued by nongovernmental entities; provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of Section 12 of the 1940 Act, be deemed to be investment companies, a Fund's investment in such securities will be subject to the limitations on investments in investment company securities set forth below under "Investment Restrictions." Mortgage-related securities, for purposes of the Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.


     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Develop-ment. GNMA certificates also are supported by the authority of GNMA to borrow Funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of

Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Intermediate Fixed Income Fund and the Flexible Income Fund may invest in mortgage-related securities which are collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. The CMOs in which the Intermediate Fixed Income Fund and the Flexible Income Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


     SECURITIES OF OTHER INVESTMENT COMPANIES. To the extent permitted by the
     ----------------------------------------
1940 Act and the Commission, each Fund may invest in securities issued by other funds, including those advised by CFNB. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would generally bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose distribution or other charges in connection with the purchase or redemption of their shares and other types of charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

     REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to
     ---------------------
repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which CFNB deems creditworthy under guidelines approved by MarketWatch's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement would be required to maintain continually the value of collateral held pursuant to the agreement at an amount equal to at least the repurchase price (including accrued interest). The securities held subject to repurchase agreements may bear maturities exceeding the maximum maturity specified for a Fund, provided each repurchase agreement matures in one year or less. If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of MarketWatch believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of MarketWatch if presented with the question. Securities subject to repurchase agreements will be held by that Fund's Custodian or another qualified custodian. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.



     REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectuses, each Fund
     -----------------------------
may borrow Funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Money Market and Equity Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


     SECURITIES LENDING. In order to generate additional income, each Fund may,
     ------------------
from time to time, subject to its investment objective and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of cash or U.S. government securities. This collateral will be valued daily by CFNB. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays that Fund any dividends or interest received on such securities. Loans are subject to termination by such Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, the Fund will have the contract right to retain the collateral described above. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that CFNB has determined are creditworthy under guidelines established by MarketWatch's Board of Trustees.


     MUNICIPAL SECURITIES. As stated in its Prospectus, the assets of the
     --------------------
Virginia Municipal Bond Fund will be primarily invested in obligations consisting of bonds, notes, commercial paper, and certificates of indebtedness, issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, municipalities, and public authorities, the interest on which in the opinion of bond counsel to the issuer, is exempt from federal individual income tax and Virginia income tax and debt obligations issued by the Government of Puerto Rico or the U.S. territories and possessions of Guam and the U.S. Virgin Islands and such other governmental entities whose debt obligations, either by law or treaty, generate interest income that is exempt from federal and Virginia income taxes ("Municipal Securities"). A portion of the interest from certain Municipal Securities may be treated as a preference item for purposes of the federal alternative minimum tax. Under normal market conditions, at least 80% of the net assets of the Virginia Municipal Bond Fund will be invested in Municipal Securities and 65% of the net assets of such Fund will be invested in Municipal Securities issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, municipalities, and public authorities.

     Municipal Securities include debt obligations issued by governmental entities to obtain Funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both regular federal income tax and Virginia income taxes although such interest may be treated as a specific tax preference item under the federal alternative minimum tax.

     Other types of Municipal Securities which the Virginia Municipal Bond Fund may purchase are short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity usually in anticipation of the receipt of tax funds, the issues of bond placements, or other revenues.


     As described in the Prospectus, the two principal classifications of Municipal Securities consist of general obligation and revenue issues. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of the individual NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and securities with the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. CFNB will consider such an event in determining whether the Fund should continue to hold the obligation.


     An issuer's obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

INVESTMENT RESTRICTIONS
-----------------------

     In addition to the fundamental investment restrictions set forth in the Prospectuses, each Fund may not:

     1. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of restricted securities;

     2. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectuses of the Funds;


     3. Purchase or sell real estate (although investments by the Equity, Intermediate Fixed Income, and Flexible Income Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

     The following additional investment restrictions may be changed with respect to a particular Fund without the vote of a majority of the outstanding Shares of that Fund. Each Fund may not:


     1. Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 15% of that Fund's net assets (10% for the Money Market Fund).


     2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

     3.   Engage in any short sales;


     4. Purchase participation or direct interests in oil, gas, or other mineral exploration or development programs including oil, gas, or mineral leases (although investments by the Equity, Intermediate Fixed Income, and Flexible Income Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);


     5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or to the extent permitted by the 1940 Act and the Commission.


     6. Purchase or retain the securities of an issuer if, to the knowledge of the Fund's management, the officers or trustees of MarketWatch, and the officers or directors of CFNB, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;


     7. Invest more than 5% of total assets in puts, calls, straddles, spreads, or any combination thereof; and

     8. Invest more than 5% of total assets in securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation; and

     9. In addition, the Equity Fund will not invest more than 5% of total assets in warrants; provided, however, that the Fund may include within such amount (but not in excess of 2% of the value of the Fund's total assets) warrants that are not listed on the New York or American Stock Exchange. For purposes of this restriction, warrants acquired in units or attached to other securities will be deemed to be without value. The Trust intends to comply with this restriction for so long as shares of the Equity Fund are registered in Texas.

     If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

PORTFOLIO TURNOVER
------------------

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

     Because the Money Market Fund intends to invest entirely in short-term securities with maturities of 397 days or less and because such securities are excluded by the Commission from the calculation of the portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be zero percent for regulatory purposes.

                                 NET ASSET VALUE


     As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times applicable to such Fund on each Business Day of MarketWatch.


VALUATION OF THE FUNDS
----------------------

     VALUATION OF THE MONEY MARKET FUND. As stated in its Prospectus, in
     ----------------------------------
computing the net asset value of its Shares for purposes of sales and redemptions, the Money Market Fund uses the amortized cost method of valuation. Under this method, such Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations for such Fund's securities which are higher or lower than the market value of such securities.


     In connection with its use of amortized cost valuation, such Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity (as defined by the Commission's regulations) of more than 397 days. MarketWatch's Board of Trustees has also established procedures, pursuant to rules promulgated by the Commission, that are intended to stabilize the net asset value per share of such Fund for purposes of sales and redemptions at $1.00. Such procedures include the determination at such intervals as the Board deems appropriate, of the extent, if any, to which such Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1% with respect to the Fund, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from the $1.00 amortized cost price per share of the Fund may result in material dilution or other unfair results to investors or existing Shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Fund's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined by using available market quotations.


VALUATION OF THE EQUITY, INTERMEDIATE FIXED INCOME, FLEXIBLE INCOME FUND, AND
-----------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUNDS. Among the factors that will be considered, if
-----------------------------
they apply, in valuing portfolio securities held by the Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.



      CFNB may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by CFNB under the general supervision of MarketWatch's Board of Trustees. Several pricing services are available, one or more of which may be used by CFNB from time to time.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

ILLUSTRATION OF COMPUTATION OF THE PUBLIC OFFERING PRICE
--------------------------------------------------------


     An illustration of the computation of the public offering price per Share of each of the Funds based on the value of the Funds' total net assets and total number of Shares outstanding on November 30, 1995 is as follows:

                                                             Intermediate    Flexible       Virginia
                              Money Market      Equity       Fixed Income     Income        Municipal
                                  Fund           Fund            Fund          Fund         Bond Fund
                              ------------   ------------    ------------   -----------    -----------
Net Assets  . . . . . . . . . $13,444,842    $119,484,376    $35,795,930    $20,863,915    $54,041,440


Number of Shares Outstanding  $13,445,341    $   9,279,318    $ 3,555,612     $2,080,607    $ 5,269,930
                              ===========    =============    ===========    ===========    ===========

Net Asset Value Per Share . .       $1.00          $12.88         $10.07         $10.03         $10.25

Sales Charge, 4.50%
 of offering price (4.71%
 of net asset value
 per share) with respect to
 Equity, Intermediate Fixed
 Income, Flexible Income, and
 Virginia Municipal Bond Funds      $ .00(1)        $ .61          $ .47          $ .47          $ .48
                                     ----            ----           ----           ----           ----

Offering Price to Public  . .       $1.00          $13.49         $10.54         $10.50         $10.73
                                     ====           =====          =====          ======         =====


   (1) The Money Market Fund does not have a sales charge.

MATTERS AFFECTING REDEMPTION
----------------------------


     Shares in each of MarketWatch's Funds are sold on a continuous basis by BISYS Fund Services, Inc. ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at CFNB or CFNB's affili-ated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors, or employees of CFNB or the Entities.


     Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the Commission by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the Commission may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.) Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one Shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, a Fund may make payment wholly or partly in securities or other property, valued in the same way as that Fund determines net asset value. (See "NET ASSET VALUE - Valuation of the Funds
- Valuation of the Money Market Fund" above for an example of when such redemption or form of payment might be appropriate.) Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.


                            MANAGEMENT OF MARKETWATCH


TRUSTEES AND OFFICERS
---------------------


     Overall responsibility for management of MarketWatch rests with its Board of Trustees, which is elected by the Shareholders of MarketWatch. The trustees elect the officers of MarketWatch to supervise actively its day-to-day operations. The trustees of MarketWatch and their principal occupations during the past five years are set forth in the Prospectuses.



     The following table summarizes the compensation for each of the Trustees of MarketWatch for MarketWatch's fiscal year ended November 30, 1995:



                                    Pension or
                                    Retirement
                                     Benefits      Estimated
                       Aggregate      Accrued       Approval       Total
                      Compensation   as Part of     Benefits    Compensation
    Name of               from      MarketWatch's     Upon        from the
Person, Position      MarketWatch     Expenses     Retirement     Company
----------------      ------------  -------------  ----------   ------------


J. David Huber             $0             $0           $0            $0


Walter B. Grimm            $0             $0           $0            $0


G.E.R. Stiles          $4,500.00          $0           $0        $4,500.00

Alvin J. Schexnider    $4,500.00          $0           $0        $4,500.00

Anne Gregory Rhodes    $3,500.00          $0           $0        $3,500.00


     Each officer, except for Christina T. Simmons, Esq., may be reached at 3435 Stelzer Road, Columbus, Ohio 43219. As of the date of this Statement of Additional Information, MarketWatch's officers and trustees, as a group, own less than 1% of the Shares of each Fund.

     The officers of MarketWatch and their principal occupations during the past five years are as follows:



                         Position(s) Held         Principal Occupation
Name and Address         With MarketWatch         During Past 5 Years
----------------         ----------------         --------------------


J. David Huber           Chairman and             Employee, BISYS Fund
Age 50                   Trustee                  Services, Inc.

Walter B. Grimm          President and            Employee, BISYS Fund
Age 50                   Trustee                  Services, Inc.

Stephen G. Mintos        Vice President and       Employee, BISYS Fund
Age 42                   Treasurer                Services, Inc.

William J. Tomko         Vice President           Employee, BISYS Fund
Age 36                                            Services, Inc.

Sean M. Kelly            Secretary                Employee, BISYS Fund
Age 38                                            Services, Inc.

Nancy E. Converse        Assistant Secretary      Employee, BISYS Fund
Age 46                                            Services, Inc.

Alaina V. Metz           Assistant Secretary      Employee, BISYS Fund
Age 28                                            Services, Inc.

Christina T. Simmons     Assistant Secretary      Counsel/Attorney, Drinker
Age 38                                            Biddle & Reath.



     The officers of MarketWatch receive no compensation directly from MarketWatch for performing the duties of their offices. BISYS receives fees from the Fund for acting as Administrator. BISYS OHIO receives fees from the Fund for acting as transfer agent and for providing fund accounting services. Messrs. Grimm, Huber, Kelly, Mintos, and Tomko and Mesdames Converse and Metz are employees of BISYS; Messrs. Huber and Mintos are also limited partners of BISYS.


INVESTMENT ADVISER
------------------


     Investment advisory services are provided to the Funds by Central Fidelity National Bank("CFNB") pursuant to an Investment Advisory Agreement dated as of January 27, 1993 (the "Investment Advisory Agreement"). Under the Investment Advisory Agreement, CFNB has agreed to provide investment advisory services as described in the Prospectuses of the Funds.

For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds pays CFNB a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund, of fifty one-hundredths of one percent (.50%) for the Money Market Fund, of one percent (1.00%) for the Equity Fund, and of seventy-four one-hundredths of one percent (.74%) for the Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds. CFNB may periodically waive all or a portion of its advisory fee with respect to any Fund to increase the net income of the Fund available for distribution as dividends.



     For the period from the commencement of operations (January 29, 1993 for the Equity Fund, Intermediate Fixed Income and Flexible Income Funds and February 1, 1993, for the Money Market and Virginia Municipal Bond Funds) through November 30, 1993, MarketWatch paid CFNB advisory fees of $18,304, $492,752, $254,332, $65,474, and $63,924 with respect to the Money Market,
Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively, and CFNB waived advisory fees of $36,175, $187,705, $132,650, $45,102 and $58,936 for such respective Funds. For the fiscal year ended November 30, 1994, MarketWatch paid CFNB advisory fees of $-0-, $799,521, $295,625, $114,330 and $157,151 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible Income and Virginia Municipal Bond Funds, respectively, and CFNB waived advisory fees of $57,218, $298,800, $150,029, $78,112, and $141,789 for such respective Funds. For the fiscal year ended November 30, 1995, MarketWatch paid CFNB advisory fees of $-0-, $797,122, $195,026, $95,978, and $172,550 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively and CFNB waived $61,096, $315,926, $99,607, $67,022, and $155,972 for such respective Funds.



     Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each Fund until March 31, 1997 and from year to year thereafter, if such continuance is approved at least annually by MarketWatch's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION -Miscellaneous" in the Prospectuses), and a majority of the trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the trustees, by vote of a majority of the outstanding Shares of that Fund, or by CFNB. The Investment Advisory Agreement also terminates automatically in the event of any assignment, pursuant to the 1940 Act.



     The Investment Advisory Agreement provides that CFNB shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of CFNB in the performance of its duties, or from reckless disregard by CFNB of its duties and obligations thereunder.

PORTFOLIO TRANSACTIONS
----------------------


     Pursuant to the Investment Advisory Agreement, CFNB determines, subject to the general supervision of the Board of Trustees of MarketWatch and in accordance with each Fund's investment objectives and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, CFNB, where possible, will deal directly with dealers who make a market in the securi-ties involved except in those circumstances where better price and execution are available elsewhere.



     Allocation of transactions, including their frequency, to various brokers and dealers is determined by CFNB in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to CFNB may receive orders for transactions on behalf of the Funds. Information so received is in addition to and not in lieu of services required to be performed by CFNB and does not reduce the advisory fees payable to CFNB by the Funds. Such information may be useful to CFNB in serving both the Funds and other clients and, conversely, supplemental information obtained by the place-ment of business of other clients may be useful to CFNB in carrying out its obligations to the Funds.



     While CFNB generally seeks competitive commissions, the Funds may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.



     Except as permitted by applicable laws, rules and regulations, CFNB will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with CFNB, BISYS, or their affili-ates, and will not give preference to CFNB's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.



     Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by CFNB. Any such other Fund, investment company or account may also invest in the same securities as any of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of MarketWatch, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which CFNB believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, CFNB may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making invest-ment recommendations for the Funds, CFNB will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by MarketWatch is a customer of CFNB, its parent or its subsidiaries or affiliates and, in dealing with its customers, CFNB, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.



     For the period from January 29, 1993 (commencement of operations) through November 30, 1993 and for the fiscal years ended November 30, 1994 and November 30, 1995 MarketWatch paid brokerage commissions of $175,537.79, $112,107, and $ 85,138 respectively for the Equity Fund. None of the other Funds paid any brokerage commissions for such periods.


BANKING LAWS
------------

     Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Funds. Such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers.


      CFNB and its affiliates believe that they may perform the services for the Funds contemplated by the respective investment advisory, custodial and shareholder servicing agreements, Prospectuses and this Statement of Additional Information without violation of applicable banking laws or regulations. It should be noted, however, that future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as further interpretations of present requirements, could require the Bank to alter materially or discontinue performing one or more of such services for the Funds, including services in connection with Customer purchases of Shares of the Funds. It is not anticipated, however, that any change in MarketWatch's method of operations would affect its net asset value per share or result in financial losses to any Customer. It is expected that the Board of Trustees would recommend that MarketWatch enter into new agreements with other qualified firms. Any new advisory agreement would be subject to Shareholder approval.

ADMINISTRATOR
-------------


      BISYS serves as administrator("BISYS, as Administrator") to the Funds pursuant to a Management and Administration Agreement dated October 1, 1993 (the "Administration Agreement"). BISYS, as Administrator, assists in supervising all operations of each Fund (other than those performed by CFNB under the Investment Advisory Agreement and the Custodian Agreement and by BISYS under the Transfer Agency Agreement and Fund Accounting Agreement). BISYS is a broker-dealer regis-tered with the Commission, and is a member of the National Association of Securities Dealers, Inc.



     Under the Administration Agreement, BISYS, as Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of MarketWatch's counsel; assist to the extent requested by MarketWatch with MarketWatch's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assists in all aspects of the Funds' operations other than those performed by CFNB under the Investment Advisory Agreement and the Custodian Agreement and by BISYS Fund Services, Ohio Inc. ("BISYS OHIO") under the Transfer Agency Agreement and Fund Accounting Agreement. Under the Administration Agreement, BISYS may delegate all or any part of its responsibi-lities thereunder.



      BISYS, as Administrator, receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement calculated daily and paid periodically, at an annual rate equal to twenty one-hundredths of one percent (.20%) of that Fund's average daily net assets. BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.



     For the period from the commencement of operations (January 29, 1993, for the Equity, Intermediate Fixed Income and Flexible Income Funds and February 1, 1993, for the Money Market and Virginia Municipal Bond Funds) through November 30, 1993, MarketWatch paid BISYS, as Administrator, administration fees of $11,739, $74,386, $56,730, $16,371, and $18,373 with respect to the Money
Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively, and waived administration fees of $10,052, $61,705, $47,860, $13,515 and $14,832 for such respective Funds. During the same period, BISYS reimbursed expenses totalling $46,823, $18,955, $25,590, $18,556, and $32,805 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible

Income, and Virginia Municipal Bond Funds, respectively. For the fiscal year ended November 30, 1994, MarketWatch paid BISYS, as Administrator, administration fees of $16,094, $146,255, $85,826, $37,116, and $58,087 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively, and waived administration fees of $6,793, $73,409, $34,621, $14,895 and $22,708 for such respective Funds.
During the same period, BISYS reimbursed expenses totalling $59,445, $70,128, $53,704, $25,217, and $45,935 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively. For the fiscal year ended November 30, 1995, MarketWatch paid BISYS, as Administrator, $18,329, $166,890, $59,777, $33,051, and $66,535 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively, and waived administration fees of $6,110, $55,720, $19,854, $11,003, and $22,255 for such respective Funds.
During the same period, BISYS reimbursed expenses totalling $49,443, $29,780, $44,670, $11,873, and $24,361 with respect to the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond Funds, respectively.



     Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until March 31, 1997. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund through a failure to renew the agreement, upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by MarketWatch's Board of Trustees or by BISYS, as Administrator.



     The Administration Agreement provides that BISYS, as Administrator, shall not be liable for any error of judgment or mistake of law or any loss suffered by any of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.


EXPENSES
--------


     If total expenses borne by any of the Funds in any fiscal year exceed expense limitations imposed by applicable state securities regulations, CFNB and BISYS, as Administrator, will reimburse that Fund by the amount of such excess in proportion to their respective fees. As of the date of this Statement of Additional Information, the most restrictive expense limitation applicable to each of the Funds limits a Fund's aggregate annual expenses, including advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2 1/2% of the first $30 million of that Fund's average net assets, 2% of the next $70 million of that Fund's average net assets, and 1 and 1/2% of that Fund's remaining average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management and other customer-related services by CFNB or its affiliated or correspondent banks are not included within Fund expenses for purposes of any such expense limitation.


DISTRIBUTOR
-----------


      BISYS serves as distributor to the Funds pursuant to the Distribution Agreement dated October 1, 1993, with respect to the Funds (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until March 31, 1997 and thereafter for successive one-year periods if approved at least annually (i) by MarketWatch's Board of Trustees or by the vote of a majority of the outstanding Shares of MarketWatch, and (ii) by the vote of a majority of the trustees of MarketWatch who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement terminates automatically in the event of any assignment pursuant to the 1940 Act.



     For the fiscal year ended November 30, 1995, BISYS received $193,184 in sales loads in connection with share purchases, of which BISYS retained $11,907. The balance was paid to selling dealers.


CUSTODIAN
---------


     Central Fidelity National Bank, 1021 East Cary Street, Richmond, Virginia 23219, in addition to serving as the investment adviser to the Funds, also serves as custodian (the "Custodian") to the Funds pursuant to the Custodian Agreement dated as of January 27, 1993 between MarketWatch and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting income on each Fund's investments. In consideration of such services, each of the Funds pays the Custodian an annual fee of $.20 per $1,000 on the first $100 million of the market value of the Fund's assets, $.15 per $1,000 on the next $100 million of the market value of the Fund's assets and $.10 per $1,000 on the balance of the market value of the Fund's assets, plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.


     Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 60-days advance written notice to the other party. In the opinion of the staff of the Commission, since the Custodian is serving as both the investment adviser and custodian of the Funds, the Funds and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act, and therefore the Funds and the Custodian will comply with the requirements of such rule.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES
--------------------------------------------

     BISYS OHIO serves as transfer agent and dividend disbursing agent for all Funds of MarketWatch, pursuant to the Transfer Agency Agreement dated October 1, 1993. Pursuant to such Agreement, BISYS OHIO, among other things, performs the following services in connection with each Fund's Shareholders of record: maintenance of shareholder records for each of MarketWatch's Shareholders of record; processing Shareholder purchase, exchange and redemption orders; processing transfers and exchanges of Shares of MarketWatch on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services BISYS OHIO receives a fee based on the number of Shareholders of record and is reimbursed for out-of pocket expenses.


     In addition, BISYS OHIO provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated October 1, 1993. BISYS OHIO receives a fee from each Fund for such services based upon the total assets in that Fund. Under such Agreement, BISYS OHIO maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

AUDITORS
--------

     KPMG Peat Marwick LLP, Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215, has been selected as the independent auditors for each of the Funds.

LEGAL COUNSEL
-------------


     Drinker Biddle & Reath (of which Ms. Simmons, Assistant Secretary of MarketWatch, is a Counsel), 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to MarketWatch and will pass upon the legality of the Shares offered hereby.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES
---------------------

     MarketWatch is a Massachusetts business trust. MarketWatch was organized on June 4, 1992, and MarketWatch's Agreement and Declaration of Trust was filed with the Secretary of State of Massachusetts on June 4, 1992. The Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are shares of beneficial interest, with a par value of $.001 per share. MarketWatch presently has five separate investment portfolios (or series) of Shares representing interests in the Money Market, Equity, Intermediate Fixed Income, Flexible Income, and Virginia Municipal Bond, respectively. MarketWatch's Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of MarketWatch into one or more additional investment portfolio (or series) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.



     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of MarketWatch, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.



     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as MarketWatch shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by Shareholders of MarketWatch voting without regard to Fund.



     As of February 29, 1996, the following were record owners of five percent or more of the outstanding shares of the respective Funds:


Name and Address:                       Percentage of Ownership of:
-------------------------------------------------------------------


  Central Fidelity National Bank
  REINVEST                                Equity Fund:                     48.50
  Larco Attn: Mutual Fund Desk            Intermediate Fixed Income Fund:  19.23

  PO Box 27602 5th Floor James Center     Flexible Income Fund:            73.43
  Richmond, VA  23261

Name and Address:                       Percentage of Ownership of:
-------------------------------------------------------------------



   Central Fidelity National Bank          Money Market Fund:              93.23
   CASH                                          Equity Fund:              31.93
   Larco Attn: Mutual Fund Desk            Intermediate Fixed Income Fund: 71.40
   PO Box 27602 5th Floor James Center     Flexible Income Fund            23.61
   Richmond, VA  23261                     Virginia Municipal Bond Fund:   84.01



Beneficial ownership of the Shares listed above is disclaimed by CFNB.



SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------


     Under Massachusetts law, holders of shares of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, MarketWatch's Agreement and Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of MarketWatch, and that every written agreement, obligation, instrument, or undertaking made by MarketWatch shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Agreement and Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of being or having been a Shareholder. The Agreement and Declaration of Trust also provides that MarketWatch shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of MarketWatch, and shall satisfy any judgement thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which MarketWatch itself would be unable to meet its obligations.



     The Agreement and Declaration of Trust states further that no trustee, officer, or agent of MarketWatch shall be personally liable in connection with the administration or preservation of the assets of MarketWatch or the conduct of MarketWatch's business; nor shall any trustee, officer, or agent be personally liable to any person for any action or failure to act except for bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the trustees or MarketWatch shall look solely to the assets of MarketWatch for payment.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
--------------------------------------------

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION - IN GENERAL
---------------------------------------


     Each Fund of MarketWatch is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code") and intends to qualify as a regulated investment company. In order to so qualify, each Fund is required, among other things, to derive with respect to a taxable year less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months. Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.



      MarketWatch will designate any distribution of long-term capital gains of a Fund as a capital gain dividend in a written notice mailed to Shareholders within 60 days after the close of the Fund's taxable year. It is not expected that the Money Market or Virginia Municipal Bond Funds will have any long-term capital gains. Shareholders should note that, upon the sale or exchange of Fund shares, if the Shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares. In addition, if a Shareholder receives one or more exempt-interest dividends with respect to any Share of the Virginia Municipal Bond Fund and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed to the extent of such exempt-interest dividend income.


     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each calendar year to avoid liability for this excise tax.

     Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to Shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio, when required to do so, that they are not subject to backup withholding or that they are "exempt recipients."

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year that Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions (including amounts derived from interest on Municipal Securities in the case of the Virginia Municipal Bond Fund) would be taxable as ordinary income to Shareholders to the extent of current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

     Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund should consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION - THE VIRGINIA MUNICIPAL BOND FUND
-------------------------------------------------------------

     As indicated in its Prospectus, the Virginia Municipal Bond Fund is designed to provide Shareholders with current interest income free from federal individual income tax and from Virginia income tax. The Virginia Municipal Bond Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Shares of the Virginia Municipal Bond Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts (IRAs). Such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Virginia Municipal Bond Fund's dividends being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, Shareholders who under Code section 147(a) are "substantial users" or "related persons" to substantial users with respect to facilities financed through any of the Municipal Securities held by the Virginia Municipal Bond Fund should consult a tax advisor with respect to whether exempt-interest dividends would remain excludable from gross income for federal income tax purposes under Section 103 of the Code.

     The Virginia Municipal Bond Fund's policy is to pay to its Shareholders each year as exempt-interest dividends substantially all the Fund's Municipal Securities interest income net of certain deductions. In order for the Virginia Municipal Bond Fund to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Virginia Municipal Bond Fund's assets must consist of obligations the interest on which is exempt from federal income tax. Exempt-interest dividends may be treated by the Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Virginia Municipal Bond Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders not later than sixty days after the close of the Virginia Municipal Bond Fund's taxable year. However, the aggregate amount of dividends so designated by the Virginia Municipal Bond Fund cannot exceed the excess of the amount of interest exempt from tax under
Section 103 of the Code received by the Virginia Municipal Bond Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of the total dividends paid for any taxable year which qualifies as exempt-interest dividends will be the same for all Shareholders receiving dividends from the Virginia Municipal Bond Fund during such year, regardless of the period for which the shares were held.

     While the Virginia Municipal Bond Fund does not expect to earn a significant amount of taxable investment income or short-term gains, taxable investment income or short-term gains earned by the Fund will be distributed to Shareholders. Any such income or gains will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

     As indicated in its Prospectus, the Virginia Municipal Bond Fund may acquire puts with respect to Municipal Securities held in its portfolio. (See "INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS -- Additional Information on Portfolio Instruments--Put Options" in this Statement of Additional Information.) The policy of the Virginia Municipal Bond Fund is to limit its acquisition of puts to those under which the Virginia Municipal Bond Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put, so that the interest on the Municipal Securities will be tax-exempt to the Virginia Municipal Bond Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitely establishes the tax consequences of many of the types of puts that the Virginia Municipal Bond Fund could acquire under the 1940 Act. Therefore, although the Virginia Municipal Bond Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion. If it is not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

     Income that is exempt from federal income taxation on the Virginia Municipal Bond Fund's Shares may be included with taxable income when determining whether Social Security payments received by an individual Shareholder are subject to federal income taxation. For corporate Shareholders, distributions attributable to Municipal Securities will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax applicable to coportations (to the extent not already included in alternative minimum taxable income as income attributable to private-activity bonds). Interest on indebtedness incurred by a Shareholder to carry the Virginia Municipal Bond
Fund Shares is not
deductible for federal income tax purposes if the Virginia Municipal Bond Fund distributes exempt-interest dividends during the Shareholder's taxable year.

CALCULATION OF PERFORMANCE DATA
-------------------------------

     YIELDS AND TOTAL RETURNS OF THE MONEY MARKET FUND. As summarized in the
     -------------------------------------------------
Prospectus of the Money Market Fund under "PERFORMANCE INFORMATION," the yield of the Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional Shares purchased with dividends from the original share and dividends declared on both the original share and any such additional Shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund Shares at the same rate as net income is earned for the base period.

     The yield and effective yield of the Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described below.

     The Money Market Fund may wish to publish total return figures in its sales literature and other advertising materials. For a discussion of the manner in which such total return figures are calculated, see "Yields and Total Returns of the Flexible Income Fund, the Intermediate Fixed Income Fund, the Virginia Municipal Bond Fund, and the Equity Fund--Total Return Calculations" below.


     For the seven-day period ended November 30, 1995, the yield and effective yield of the Money Market Fund, calculated as described above, were 5.21% and 5.35%, respectively. For the fiscal year ended November 30, 1995 and for the period from commencement of operations through November 30, 1995, the average annual total return of the Money Market Fund was 5.32% and 3.82%, respectively.


     YIELD CALCULATIONS OF THE FLEXIBLE INCOME FUND, THE INTERMEDIATE FIXED
     ----------------------------------------------------------------------
INCOME FUND AND THE VIRGINIA MUNICIPAL BOND FUND. As summarized in the
-------------------------------------------------
Prospectuses of the Funds under the heading "PERFORMANCE INFORMATION," yields of each of the Funds will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                   a - b       6
     Yield = 2 [(--------- + 1)  - 1]
                    cd

Where:    a    =    dividends and interest earned during the period.

          b    =    expenses accrued for the period (net of reimbursements).

          c    =    the average daily number of Shares outstanding during the
                    period that were entitled to receive dividends.

          d    =    maximum offering price per share on the last day of the
                    period.

          For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.


     During any given 30-day period, CFNB or BISYS, as Administrator, may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

     From time to time, the tax equivalent 30-day yield of the Virginia Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of the Virginia Municipal Bond Fund's yield which is tax-exempt by one minus a stated tax rate and adding the product to that portion, if any, of the yield of the Virginia Municipal Bond Fund that is not tax-exempt.


     For the 30-day period ended November 30, 1995, the yields of the Intermediate Fixed Income Fund, Flexible Income and Virginia Municipal Bond Fund, calculated as described above, were 5.13%, 4.49%, and 4.15%, respectively (taking into account the imposition of the maximum applicable sales load), and 5.37%, 4.70%, and 4.35%, respectively (without taking the maximum sales load into account). For the same period, the tax-equivalent yields of the Virginia Municipal Bond Fund were 6.87% (taking into account the imposition of the maximum applicable sales load) and 7.20% (without taking the maximum sales load into account).


     TOTAL RETURN CALCULATIONS OF THE FLEXIBLE INCOME FUND, THE INTERMEDIATE
     -----------------------------------------------------------------------
FIXED INCOME FUND, THE VIRGINIA MUNICIPAL BOND FUND AND THE EQUITY FUND. As
-----------------------------------------------------------------------
summarized in the Prospectuses of the Funds under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual              ERV   1/n
  Total Return      =    [(------)    - 1]
                             P

Where:    ERV       =    ending redeemable value at the end of the period
                         covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

            P       =    hypothetical initial payment of $1,000.

            n       =    period covered by the computation, expressed in terms
                         of years.

     The Funds compute their aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total        ERV
   Return      =    [(------) - 1]
                        P

          ERV  =    ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

          P    =    hypothetical initial payment of $1,000.

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The average annual total returns for the Equity Fund, Intermediate Fixed Income Fund, Flexible Income Fund, and Virginia Municipal Bond Fund for certain periods are shown below:

                        Average Annual Total Return
                        ---------------------------


                                              Inception Date   12/01/94
                                  Inception         to            to
                                    Date         11/30/95      11/30/95
                                 ----------   --------------   --------

 Equity Fund                       1/29/93
 -----------
 No Load (Without deduction for
     4.5% Sales Charge)                            11.19%      33.59%
 Load (With deduction for 4.5%
     Sales Charge)                                  9.40%      27.60%

 Intermediate Fixed Income Fund    1/29/93
 ------------------------------
 (Without deduction for
     4.5% Sales Charge)                             5.43%      14.44%
 (With deduction for 4.5%
     Sales Charge)                                  3.73%       9.28%

 Flexible Income Fund              1/29/93
 --------------------
 (Without deduction for
     4.5% Sales Charge)                             3.93%       8.68%
 (With deduction for 4.5%
     Sales Charge)                                  2.26%       3.74%

 Virginia Municipal Bond Fund      2/1/93
 ----------------------------
 (Without deduction for
     4.5% Sales Charge)                             4.80%      13.79%
 (With deduction for 4.5%
     Sales Charge)                                  3.12%       8.70%


     Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' Shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

PERFORMANCE COMPARISONS
-----------------------

     Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds) and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Comparisons may also be made to indices or data published in the following national financial publications:, Ibbotson Associates of Chicago, MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's,
The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today, and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

     From time to time, the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Virginia Municipal Bond Fund may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity, as well as expenses allocated to the Fund.

MISCELLANEOUS
-------------


     Individual trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, Shareholders owning not less than 20% of the outstanding Shares of MarketWatch entitled to vote may cause the trustees to call a special meeting. However, the trustees will call a special meeting for the purpose of considering the removal of one or more trustees upon written request therefor from Shareholders owning not less than 10% of the outstanding votes of MarketWatch entitled to vote. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of MarketWatch), by majority vote, has the power to remove one or more trustees.

      MarketWatch is registered with the Commission as an open-end, management investment company. Such registration does not involve supervision by the Commission of the management or policies of MarketWatch.


     The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

     The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                                    APPENDIX


     The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by CFNB with regard to portfolio investments and a description of the relevant ratings of each such NRSRO are set forth below. The NRSROs that may be utilized by CFNB and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


Commercial Paper Ratings
------------------------

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the three highest rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

     "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the three highest rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation and well established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "Duff 1-" - Debt possesses very high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "Duff 3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the three highest rating categories used by Fitch for short-term obligations.

     "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     "F-2" - Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

     Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

     Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the three highest ratings used by Thomson BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

     "A1+" - Obligations are supported by the highest capacity for timely repayment.

     "A1" - Obligations are supported by a strong capacity for timely repayment.

     "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

     The following summarizes the three highest ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     PLUS (+) OR MINUS (-) - The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the three highest ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Moody's applies numerical modifiers 1, 2 and 3 in generic classifications in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

     The following summarizes the three highest ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories,

     The following summarizes the highest three ratings used by Fitch for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debts of these issuers is generally rated "F-1+."

     "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     To provide more detailed indications of credit quality, the Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the highest three rating categories used by IBCA for long-term debt ratings:

     "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

     "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the three highest rating categories used by Thomson BankWatch for long-term debt ratings.

     "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

     "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     PLUS (+) OR MINUS (-) - The ratings may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings
----------------------

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the three highest ratings used by Standard & Poor's Corporation for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the three highest ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"MIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

DEFINITIONS OF CERTAIN MONEY MARKET INSTRUMENTS
-----------------------------------------------

Commercial Paper

     Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

     Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

     Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

     U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government, Agency, and Instrumentality Obligations

     Obligations of the U.S. Government include certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                            Financial Statements
                            --------------------

The audited financial statements for the Money Market, Equity, Flexible Income, Intermediate Fixed Income, and Virginia Municipal Bond Funds and notes thereto in MarketWatch's Annual Report to Shareholders for the fiscal year ended November 30, 1995 (the "1995 Annual Report") are incorporated in this Statement of Additional Information by reference. No other parts of the 1995 Annual Report are incorporated by reference herein. The financial statements included in the 1995 Annual Report have been audited by the Fund's independent accountants, KPMG Peat Marwick LLP, whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the 1995 Annual Report may be obtained at no charge by telephoning the Fund at the telephone number appearing on the front page of this Statement of Additional Information.

                           PART C.  OTHER INFORMATION


Item 24. Financial Statements and Exhibits
         ---------------------------------

     (a) Financial Statements (audited)
         ------------------------------


     Included in Parts A and/or B of the Registration Statement are the following audited financial statements with respect to the MarketWatch Money Market, MarketWatch Equity, MarketWatch Flexible Income, MarketWatch Intermediate Fixed Income, and MarketWatch Virginia Municipal Bond Funds:



     Independent Auditors' Report on the Financial Statements as of November 30, 1995;



     Statements of Assets and Liabilities -- November 30, 1995;



     Statements of Operations for the year ended November 30, 1995;



     Statements of Changes in Net Assets for the fiscal years ended November 30, 1995 and November 30, 1994;



     Schedules of Portfolio Investments -- November 30, 1995;



     Notes to Financial Statements -- November 30, 1995; and



     Financial Highlights for the fiscal years ended November 30, 1995 and November 30, 1994 and the period from commencement of operations through November 30, 1993.


      (b) Exhibits
          --------


          (1)(a) Agreement and Declaration of Trust of the Registrant dated June 4, 1992.


             (b) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant, dated February 14, 1994.


          (2)  Registrant's Code of Regulations.


          (3)  None.

          (4)  None.


          (5) Investment Advisory Agreement dated January 27, 1993 between Registrant and Central Fidelity Bank with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund and CFB MarketWatch Equity Fund.

          (6)(a) Distribution Agreement dated January 27, 1993 between Registrant and The Winsbury Company with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund, and CFB MarketWatch Equity Fund is incorporated by reference to Exhibit (6) of Registrant's Registration Statement on Form N-1A filed on July 26, 1993.

             (b) Distribution Agreement dated October 1, 1993 between Registrant and The Winsbury Company with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

          (7)  None.


          (8)(a) Custodian Agreement dated February 17, 1993 between Registrant and Central Fidelity Bank with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund, and CFB MarketWatch Equity Fund.


             (b) Transfer Agency Agreement dated January 27, 1993 between Registrant and The Winsbury Service Corporation with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund, and CFB MarketWatch Equity Fund is incorporated by reference to Exhibit (8)(b) of Registrant's Registration Statement on Form N-1A filed on July 26, 1993.

             (c) Transfer Agency Agreement dated October 1, 1993 between Registrant and The Winsbury Service Corporation with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

          (9)(a) Management and Administration Agreement dated January 27, 1993 between Registrant and The Winsbury Company with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund, and CFB MarketWatch Equity Fund is incorporated by reference to Exhibit (9)(a) of Registrant's Registration Statement on Form N-1A filed on July 26, 1993.

             (b) Management and Administration Agreement dated October 1, 1993 between Registrant and The Winsbury Company with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch

                    Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

             (c) Fund Accounting Agreement dated January 27, 1993 between Registrant and The Winsbury Service Corporation with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund, and CFB MarketWatch Equity Fund is incorporated by reference to Exhibit (9)(b) of Registrant's Registration Statement on Form N-1A filed on July 26, 1993.

             (d) Fund Accounting Agreement dated October 1, 1993 between Registrant and The Winsbury Service Corporation with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

     *    (10) Opinion of Drinker Biddle & Reath, counsel for the Registrant.

          (11)(a)   Consent of KPMG Peat Marwick LLP.

              (b)   Consent of Drinker Biddle & Reath.

          (12) None.


          (13) Purchase Agreement dated January 27, 1993 between Registrant and The Winsbury Company.


          (14) None.

          (15)(a) Distribution and Services Plan is incorporated by reference to Exhibit (15) in Registrant's Registration Statement on Form N-1A filed on July 26, 1993.

              (b) Distribution and Services Plan dated October 1, 1993 between Registrant and The Winsbury Company.


          (16) Schedules of Performance Computations Money Market, Flexible Income, Intermediate Fixed Income, Virginia Municipal Bond, and Equity Funds are incorporated by reference to Exhibit (16) in Registrant's Registration Statement on Form N-1A filed on February 14, 1994.

          (27) Financial Data Schedules for Money Market, Equity, Flexible Income Fund, Intermediate Fixed Income, and Virginia Municipal Bond Funds.






--------------------

* Registrant's 24f-2 Notice and related Opinion of Counsel relating to its election to register an indefinite number of Shares of beneficial interest in its Money Market Fund, Equity, Flexible Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund was filed on January 26, 1996.

Item 25. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------


     None.

Item 26. Number of Holders of Securities
         -------------------------------


     The following information is as of February 29, 1995:


          Title of Class                     Number of Record Holders
          --------------                     ------------------------


          Money Market Fund                             87
          Equity Fund                                2,664
          Flexible Income Fund                          60
          Intermediate Fixed Income Fund               262
          Virginia Municipal Bond Fund                 456


Item 27. Indemnification
         ---------------

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 1.11 and 1.12 of the Distribution Agreement which is filed as Exhibit (6)(b). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in Section 16 of the Custodian Agreement which is incorporated herein by reference to Exhibit (8)(a) and Section 7 of the Transfer Agency Agreement which is filed as Exhibit (8)(c). Indemnification of Registrant's fund accountant is provided for in Section 6 of the Fund Accounting Agreement filed which is as Exhibit (9)(d). Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference to Exhibit 1 in Registrant's Registration Statement as initially filed, provides as follows:

     9.3 Indemnification of Trustees, Representatives and Employees. The Trust
         ----------------------------------------------------------
     shall indemnify each of its trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a trustee or thereafter, by reason of his being or having been such a trustee except with respect to any matter
                                             ------
     as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such
     --------
     person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any
                                        --------
     right of indemnity or reimbursement hereunder except out of the property of the Trust. The trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have
                             --------
     given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The trustees shall have the power to indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.


     Insofar as indemnification for liability arising under the Securities Act of 1933 as amended may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     Section 9.6 of the Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit 1 in Registrant's Registration Statement as initially filed, also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

     9.6 Indemnification of Shareholders. In case any Shareholder or former
         -------------------------------
     Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy and judgment thereon from such assets.

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

     (a) Central Fidelity National Bank, with principal offices in Richmond, Virginia, offers banking services in the Commonwealth of Virginia. Central Fidelity National Bank is controlled by Central Fidelity Banks, Inc., a registered bank holding company.

     To Registrant's knowledge, none of the directors or senior executive officers of Central Fidelity National Bank, except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Central Fidelity National Bank also hold various positions with, and engage in business for, affiliates of Central Fidelity National Bank. Set forth below are the names and principal business of the directors and certain of the senior executive officers of Central Fidelity National Bank who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.


                         Position
                         with Central    Other                     Type
                         Fidelity        Business                   of
Name                     National Bank   Connections              Business
----                     -------------  ------------             ---------


Bernard C. Baldwin, III  Director       Attorney, Edmunds &      Law
                                        Williams, P.C.
                                        800 Main Street,
                                        Suite 400
                                        P.O. Box 958,
                                        Lynchburg, VA 24505

Richard A.               Director       President,               Shoe
Carrington, III                         Consolidated Shoe Co.    Manufacturing
                                         P.O. Box 10549,
                                        Lynchburg, VA 24506

Edward T. Caton, III     Director       Attorney,                Law
                                        Edward T. Caton, P.C.
                                        2508 Pacific Ave.
                                        P.O. Box 6,
                                        Virginia Beach, VA 23458




Ashton W. Clarke         Director       Retired, former Chairman  Banking
                                        of The First National
                                        Bank of Yorktown,
                                        122 Barclay Road,
                                        Newport News, VA 23606

Manuel Deese             Director       Currently Executive      Insurance
                                        Vice President and
                                        Chief Operating Officer,
                                        Trigon, Blue Cross &
                                        Blue Shield of Virginia;
                                        2015 Staples Mill Road
                                        P.O. Box 27401
                                        Richmond, VA 23279;
                                        Prior to December 1990,
                                        Senior Vice President,
                                        Blue Cross & Blue
                                        Shield of Virginia

Donald F. DeLaney        Director       Retired, February 1989    Consulting
                                        to February 1991,
                                        Consultant to Central
                                        Fidelity Bank

                         Position
                         with Central    Other                     Type
                         Fidelity        Business                   of
Name                     National Bank   Connections              Business
----                     -------------  ------------             ---------

Ronald V. Dolan          Director       President, First         Insurance
                                        Colony Life Insurance Co.,
                                        P.O. Box 1280
                                        Lynchburg, VA 24505




George H. Gilliam        Director       Managing Attorney,       Law
                                        Paxson, Smith, Gilliam &
                                        Scott, P.C.
                                        P.O. Box 2737
                                        Charlottesville, VA 22902

C. Linwood Holt          Director       President, Norcarva      Construction
                                        Constructors, Inc.,
                                        P.O. Box 698,
                                        Clarksville, VA 23927

Fred H. Lawson           Director       President,               Manufacturing
                                        Courtland Manufacturing Co.
                                        Route 3, Box 3,
                                        Appomattox, VA 24522

William R. Lewis, Jr.    Director       President,               Farming
                                        Associated Farms,
                                        P.O. Box 20,
                                        Accomac, VA 23301

T. Justin Moore, III     Director       Attorney, Hunton         Law
                                        & Williams
                                        951 E. Byrd Street
                                        Richmond, VA 23219

Hubel Robins, Jr.        Director       President, Robins        Insurance
                                        Insurance Agency, Inc.
                                        P.O. Box 29676,
                                        Richmond, VA 23229

Gustav H. Stalling, III  Director       President,                Manufacturing
                                        Stalling, Inc.
                                        P.O. Box 568,
                                        Lynchburg, VA 24505




Item 29. Principal Underwriter
         ---------------------


     (a) The BISYS Fund Services, Inc. acts as distributor and administrator for Registrant. The BISYS Fund Services, Inc. also distributes the securities of The American Performance Funds, The Highmark Group, The Parkstone Group of Funds, The Victory Portfolios, The Sessions Group, The AmSouth Mutual Funds Group, The Coventry Groups, The BB&T Mutual Funds Group, The ARCH Fund, Inc., The Pacific Capital Funds, The MMA Praxis Funds, The
     Riverfront Funds, Inc., Mariner Mutual Funds Trust, Mariner Funds Trust, The Qualivest Funds, Fountain Square Funds, and The

     MSD&T Funds, Inc. each of which is an open-end management investment company. BISYS Fund Services Inc. is an Ohio limited partnership, the sole general partner of which is The BISYS Fund Services, Inc., an Ohio corporation.



     (b) To the best of Registrant's knowledge, the partners of The BISYS Fund Services, Inc. are as follows:


Name and
Principal                     Positions and                 Positions and
Business                      Offices with                  Offices with
Address                       The Winsbury Company          Registrant
---------                     --------------------          -------------

BISYS Fund Services, Inc.     Sole General Partner               None
150 Clove Road
Little Falls, NJ 07424

WC Subsidiary Corporation     Sole Limited Partner               None
150 Clove Road
Little Falls, NJ 07424

     (c)  None.

Item 30. Location of Accounts and Records
         --------------------------------

     (1) Central Fidelity National Bank, 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261 (records relating to its functions as investment adviser and custodian - all portfolios).


     (2) The BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor).



     (3) The MarketWatch Funds, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and Fund accountant).



     (4) Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Agreement and Declaration of Trust, Code of Regulations, and Minute Books).


Item 31. Management Services
         -------------------

     None.

Item 32. Undertakings
         ------------

     Registrant undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 as though they were applicable to it.

     Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to Shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and the State of Ohio, on the 28th day of March, 1996.

                                               MARKETWATCH FUNDS

                                               /s/Walter B. Grimm
                                               ---------------------------

                                               Walter B. Grimm, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


    SIGNATURE                            TITLE                       DATE
    ---------                            -----                       ----


*J. David Huber                      Chairman of the             March 28, 1996
--------------------------
J. David Huber                       Board and Trustee


/s/ Walter B. Grimm                  Trustee and                 March 28, 1996
--------------------------
Walter B. Grimm                      President
                                     (Principal Executive
                                     Officer)


*Stephen G. Mintos                   Treasurer                   March 28, 1996
--------------------------
Stephen G. Mintos                    Vice President and
                                     (Principal Financial
                                     and Accounting
                                     Officer)


*Anne Gregory Rhodes                 Trustee                     March 28, 1996
--------------------------
Anne Gregory Rhodes


*Alvin J. Schexnider                 Trustee                     March 28, 1996
--------------------------
Alvin J. Schexnider


*G.E.R. Stiles                       Trustee                     March 28, 1996
-------------------------
G.E.R. Stiles


*By:  /s/Walter B. Grimm
      -------------------
      Walter B. Grimm
      Attorney-in-Fact

                                MARKETWATCH FUNDS
                                  (THE "TRUST")

                                POWER OF ATTORNEY
                                -----------------

                  KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned hereby appoints Walter B. Grimm and Christina T. Simmons, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated:                                      /s/J. David Huber
                                            -----------------
                                            J. David Huber

                                MARKETWATCH FUNDS
                                  (THE "TRUST")

                                POWER OF ATTORNEY
                                -----------------

                  KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned hereby appoints Walter B. Grimm and Christina T. Simmons, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated:                                               /s/G.E.R. Stiles
                                                     ----------------
                                                     G.E.R. Stiles

                                MARKETWATCH FUNDS
                                  (THE "TRUST")

                                POWER OF ATTORNEY
                                -----------------

                  KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned hereby appoints Walter B. Grimm and Christina T. Simmons, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person hereby ratifying and confirming all that said attorney, may lawfully do or cause to be done by virtue hereof.

Dated:                                      /s/Stephen G. Mintos
                                            --------------------
                                            Stephen G. Mintos

                                MARKETWATCH FUNDS
                                  (THE "TRUST")

                                POWER OF ATTORNEY
                                -----------------

                  KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned hereby appoints Walter B. Grimm and Christina T. Simmons, and either of them his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.

Dated:                                               /s/Alvin J. Schexnider
                                                     ----------------------
                                                     Alvin J. Schexnider

                                MARKETWATCH FUNDS
                                  (THE "TRUST")

                                POWER OF ATTORNEY
                                -----------------

                  KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned hereby appoints Walter B. Grimm and Christina T. Simmons, and either of them her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for her and in her name, place and stead, in her capacity as trustee or officer, or both, to execute the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person hereby ratifying and confirming all that said attorney, may lawfully do or cause to be done by virtue hereof.

Dated:                                      /s/Anne Gregory Rhodes
                                            ----------------------
                                            Anne Gregory Rhodes

                                MARKETWATCH FUNDS
                                -----------------

                            Certificate of Secretary

         The following resolution was duly adopted by the Board of Trustees of MarketWatch Funds (the "Trust") on October 3, 1995 and remains in effect on the date hereof:

         FURTHER RESOLVED, that the trustees and officers of the Trust who may be required to execute any Post-Effective Amendments to the Trust's Registration Statement on Form N-1A be, and each of them hereby is, authorized to execute a power of attorney appointing Walter B. Grimm and Christina T. Simmons and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in the capacity of trustee, officer, or both or as agent, respectively, of the Trust, any Post-Effective Amendments to said Registration Statement and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and either of said attorneys shall have full power and authority to do and perform in the name and on behalf of each of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

                                                    MARKETWATCH FUNDS


                                                    BY:/s/ Christina T. Simmons
                                                       ------------------------
                                                           Christina T. Simmons
Dated: March 28, 1996

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number                        Description                               Page No.
------                        -----------                               --------

(1)(a)  Agreement and Declaration of Trust of the Registrant dated
        June 4, 1992.

(1)(b) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant, dated February 14, 1994.

(2)     Registrant's Code of Regulations.

(5) Investment Advisory Agreement dated January 27, 1993 between Registrant and Central Fidelity Bank with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund and CFB MarketWatch Equity Fund.

(6)(b) Distribution Agreement dated October 1, 1993 between Registrant and The Winsbury Company with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

(8)(a) Custodian Agreement dated February 17, 1993 between Registrant and Central Fidelity Bank with respect to the CFB MarketWatch Treasury Money Market Fund, CFB MarketWatch Short-Term Fixed Income Fund, CFB MarketWatch Intermediate Fixed Income Fund, CFB MarketWatch Virginia Municipal Bond Fund, and CFB MarketWatch Equity Fund.

(8)(c) Transfer Agency Agreement dated October 1, 1993 between Registrant and The Winsbury Service Corporation with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

(9)(b) Management and Administration Agreement dated October 1, 1993 between Registrant and The Winsbury Company with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

(9)(d) Fund Accounting Agreement dated October 1, 1993 between Registrant and The Winsbury Service Corporation with respect to the MarketWatch Money Market Fund, MarketWatch Flexible Income Fund, MarketWatch Intermediate Fixed Income Fund, MarketWatch Virginia Municipal Bond Fund, and MarketWatch Equity Fund.

(10)    Opinion of Drinker Biddle & Reath, counsel for the Registrant.

(11)(a) Consent of KPMG Peat Marwick LLP.

(11)(b) Consent of Drinker Biddle & Reath.

(13) Purchase Agreement dated January 27, 1993 between Registrant and The Winsbury Company.

(15)(b) Distribution and Services Plan dated October 1, 1993 between Registrant and The Winsbury Company.

(16) Schedules of Performance Computations Money Market, Flexible Income, Intermediate Fixed Income, Virginia Municipal Bond, and Equity Funds is incorporated by reference to Exhibit (16) of Registrant's Registration Statement on Form N-1A filed on Feburary 14, 1994.

(27) Financial Data Schedule for the Equity Fund for the Period Ended November 30, 1995.

        Financial Data Schedule for the Flexible Income Fund for the Period Ended November 30, 1995.

        Financial Data Schedule for the Intermmediate Fixed Income Fund for the Period Ended November 30, 1995.

        Financial Data Schedule for the Money Market Fund for the Period Ended November 30, 1995.

        Financial Data Schedule for the Virginia Municipal Bond Fund for the Period Ended November 30, 1995.